As filed with the Securities and Exchange Commission on July 3, 2008
Registration No. ________

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-14

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933

☐ Pre-Effective Amendment No.	☐ Post-Effective Amendment No.

(Check appropriate box or boxes)

HSBC Investor Funds
(Exact Name of Registrant as Specified in Charter)

3435 Stelzer Road
Columbus, Ohio 43219-3035
(Address of Principal Executive Offices)

1-800-782-8183
(Registrant’s Telephone Number)

Richard A. Fabietti, President
452 Fifth Avenue
New York, New York 10018
(Name and Address of Agent for Service)

Copy to:

David J. Harris, Esq.
Dechert LLP
1775 I Street, NW
Washington, DC 20006

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

It is proposed that this Registration Statement become effective on August 4, 2008 pursuant to Rule 488 under the Securities Act of 1933, as amended.

No filing fee is due because an indefinite number of shares has been deemed to be registered in reliance on Section 24(f) under the Investment Company Act of 1940, as amended.

HSBC INVESTOR FUNDS
(THE “TRUST”)
HSBC INVESTOR GROWTH AND INCOME FUND

3435 Stelzer Road
Columbus, Ohio 43219-3035
1-800-782-8183
Special Meeting of Shareholders to be held August 19, 2008

August 4, 2008

Dear Shareholder:

          As a shareholder of HSBC Investor Growth and Income Fund (the “Growth and Income Fund”), you are being asked to vote on a Plan of Reorganization to allow the Growth and Income Fund to transfer all of its assets in a tax-free reorganization to HSBC Investor Growth Fund (the “Growth Fund”) in exchange for shares of the Growth Fund and the assumption by the Growth Fund of the Growth and Income Fund’s stated liabilities (the “Reorganization”). No sales charges or redemption fees will be imposed in connection with the Reorganization.

          Your Board of Trustees has called a special meeting of shareholders (“Special Meeting”) of the Growth and Income Fund, which is scheduled for 10:00 a.m. Eastern time, on August 19, 2008 at 100 Summer Street, Suite 1500, Boston, Massachusetts 02110.

          If approved by shareholders, you will become a shareholder of the Growth Fund on the date that the Reorganization occurs. The Board of Trustees believes that shareholders of the Growth and Income Fund would benefit from the Reorganization because it may result in a combined fund with a larger asset base which could benefit from economies of scale over the long term.

          You are being asked to vote to approve a Plan of Reorganization. The enclosed Proxy Statement/Prospectus describes the proposed transaction and compares the strategies and expenses of each of the Funds for your evaluation.

          After careful consideration, the Board of Trustees of the Trust, including the Trustees who are not “interested persons” unanimously approved the Reorganization and recommends that Growth and Income Fund shareholders vote “FOR” the proposal.

          Your vote is very important to us regardless of the amount of shares of the Growth and Income Fund you own. Whether or not you plan to attend the Special Meeting in person, please read the Proxy Statement/Prospectus and cast your vote promptly. It is important that your vote be received before the Special Meeting on August 19, 2008. You may cast your vote by completing, signing, and returning the enclosed proxy card by mail in the envelope provided. If you have any questions before you vote, please contact the Trust by calling toll-free 1-800-782-8183. We will get you the answers that you need promptly.

          In addition to voting by mail you may also vote by telephone as follows:

To vote by Telephone:

(1) Read the Proxy Statement/Prospectus and have your proxy card at hand.

(2) Call the 1-800 number that appears on your proxy card.

(3) Enter the control number set forth on the proxy card and follow the instructions.

          We encourage you to vote by telephone by using the control number that appears on your enclosed proxy card. Use of telephone voting will reduce the time and costs associated with this proxy solicitation.

          NOTE: You may receive more than one proxy package if you hold shares in more than one account. You must return separate proxy cards for separate holdings. We have provided pre-addressed return envelopes for each, which require no postage if mailed in the United States.

          We appreciate your participation and prompt response in this matter and thank you for your continued support.

Sincerely,

Richard A. Fabietti, President

HSBC Investor Funds

HSBC INVESTOR FUNDS
HSBC INVESTOR GROWTH AND INCOME FUND

3435 Stelzer Road
Columbus, Ohio 43219-3035
1-800-782-8183

Special Meeting of Shareholders to be held August 19, 2008

Questions and Answers

What will happen to my HSBC Investor Growth and Income Fund (the “Growth and Income Fund”) investment if the proposed reorganization (the “Reorganization”) is approved?

          You will become a shareholder of the HSBC Investor Growth Fund (the “Growth Fund”) on or about August 22, 2008 (the “Closing Date”) and will no longer be a shareholder of the Growth and Income Fund. You will receive Class A, Class B, Class C or Class I shares of the Growth Fund corresponding to your Class A, Class B, Class C or Class I shares of the Growth and Income Fund with a value equal to the value of your investment in the Growth and Income Fund as of the Closing Date. The Growth and Income Fund will then cease operations and will be terminated as a series of HSBC Investor Funds (the “Trust”).

What benefits should shareholders expect as a result of the Reorganization?

          The Trust’s Board of Trustees believes that the Reorganization will permit Growth and Income Fund shareholders to pursue substantially similar investment goals in a larger fund. By combining the Growth and Income Fund and the Growth Fund, which has more assets than the Growth and Income Fund, Growth and Income Fund shareholders should benefit from more efficient portfolio management. The Reorganization will also eliminate the duplication of resources and costs associated with marketing and servicing the Funds as separate entitles. Other potential benefits are described in the enclosed Proxy Statement/Prospectus.

Do the Funds have similar investment goals and strategies?

          The Funds share a common investment objective in seeking long-term growth of capital. The Growth and Income Fund, has an additional objective of seeking current income. Consequently, the Growth and Income Fund may invest up to 35% of its assets in various types of fixed income securities and in money market instruments, whereas the Growth Fund typically does not invest in these types of securities. Currently, however, both Funds have more than 94% of their assets invested in equity securities.

          The Growth Fund is part of a “master/feeder” structure whereby it invests all of its assets in the HSBC Investor Growth Portfolio (the “Growth Portfolio”), which has the same investment objective as the Growth Fund. As a result of this structure, Growth Fund shareholders bear the expenses of both the Growth Fund and the Growth Portfolio. Expenses incurred under a “master/feeder” structure may be greater than those incurred by a stand-alone fund.

What are the tax consequences of the Reorganization?

          The Reorganization is intended to qualify as a tax-free event for federal income tax purposes. Assuming the Reorganization qualifies for such treatment, shareholders will not recognize any capital gain or loss as a direct result of the Reorganization. A shareholder’s tax basis in their shares of the Growth and Income Fund will carry over to the shareholder’s Growth Fund shares. The Growth and Income Fund will distribute any undistributed net investment income and net realized capital gains, which will be taxable to shareholders, prior to the Reorganization.

Will the Reorganization result in higher fund expenses?

          The Funds’ investment adviser has entered into written expense limitation agreements with the Growth and Income Fund and the Growth Fund under which it will limit total expenses of each respective Fund (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to an annual rate of 1.20% for

Class A Shares, 1.95% for Class B Shares, 1.95% for Class C Shares and 0.95% for Class I Shares. These expense limitation agreements are contractual and shall be in effect until March 1, 2009.

Will I be charged a sales charge, redemption fee or contingent deferred sales charge (“CDSC”) at the time of the Reorganization?

          No. No sales charge, redemption fee or CDSC will be imposed at the time of the redemption. For Class B shares of the Growth Fund received as a result of the Reorganization, the CDSC “holding period” will be calculated from the time of the original purchase of Growth and Income Fund shares.

Who will pay the expenses of the Reorganization?

          HSBC Global Asset Management (USA) Inc., the Funds’ Investment Adviser, will bear all costs related to the Reorganization, which are expected to be approximately $15,000.

How does the Board of Trustees recommend that I vote?

          The Trust’s Board of Trustees has determined that reorganizing the Growth and Income Fund into the Growth Fund has potential benefits to shareholders, is in the best interests of each Fund, and that the interests of the existing shareholders of each Fund would not be diluted as a result of the Reorganization. The benefits include permitting Growth and Income Fund shareholders to pursue substantially similar investment goals in a larger fund that has a potentially lower total expense ratio. Additionally, shareholders of the combined Growth and Income and Growth Funds should benefit from more efficient portfolio management.

          The Trust’s Board of Trustees believes that the Reorganization is in the best interest of the Growth and Income Fund and its shareholders and therefore recommends that you vote FOR the Reorganization.

How can I vote my shares?

Please choose one of the following options to vote your shares:

•	By mail, with the enclosed proxy card(s);

•	By telephone, using the toll-free number that appears on your proxy card;

•	Through the internet, using the website address on your proxy card; or

•	In person, at the Special Meeting.

HSBC INVESTOR FUNDS
HSBC INVESTOR GROWTH AND INCOME FUND

3435 Stelzer Road
Columbus, Ohio 43219-3035
1-800-782-8183

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

To the Shareholders:

          A special meeting of shareholders of HSBC Growth and Income Fund (the “Growth and Income Fund”), a series of HSBC Investor Funds (the “Trust”), will be held at the offices of Citi Fund Services Ohio, Inc., the Trust’s sub-administrator, at 100 Summer Street, Suite 1500, Boston, Massachusetts 02110, on August 19, 2008 at 10:00 a.m., Eastern Time (the “Special Meeting”).

          At the Special Meeting you will be asked to consider and approve the following proposals:

(1)

To approve a Plan of Reorganization providing for (i) the acquisition of all of the assets of the Growth and Income Fund by the HSBC Investor Growth Fund (“Growth Fund”), another series of the Trust, in exchange for shares of the Growth Fund and the assumption of all stated liabilities of the Growth and Income Fund by the Growth Fund, after which the Growth and Income Fund will cease operations and be terminated as a series of the Trust; and

(2)	To transact such other business as may properly come before the Special Meeting and any adjournments or postponements thereof.

          You may vote at the Special Meeting if you are the record owner of shares of the Growth and Income Fund as of the close of business on July 25, 2008 (“Record Date”).

          If you attend the Special Meeting, you may vote your shares in person. If you do not attend the Special Meeting, you may vote by proxy by completing, signing, and returning the enclosed proxy card by mail in the envelope provided or follow the instructions on the proxy card in order to vote by telephone as soon as possible.

          Your vote is very important. If you have any questions, please contact the Trust for additional information by calling toll-free 1-800-782-8183.

By order of the Board of Trustees

Richard A. Fabietti
President, HSBC Investor Funds

August 4, 2008

PROXY STATEMENT/PROSPECTUS
August 4, 2008

HSBC INVESTOR FUNDS
HSBC INVESTOR GROWTH AND INCOME FUND

3435 Stelzer Road
Columbus, Ohio 43219-3035
1-800-782-8183

Special Meeting of Shareholders
Scheduled for August 19, 2008

          This Proxy Statement/Prospectus is being furnished in connection with the solicitation of proxies by the Board of Trustees of HSBC Investor Funds (the “Trust”), on behalf of HSBC Investor Growth and Income Fund (the “Growth and Income Fund”), a series of the Trust, for a special meeting of shareholders (“Special Meeting”) of the Growth and Income Fund. The Special Meeting will be held at the offices of Citi Fund Services Ohio, Inc., the Trust’s sub-administrator, at 100 Summer Street, Suite 1500, Boston, Massachusetts 02110, on August 22, 2008 at 10:00 a.m., Eastern time for the purposes set forth in the accompanying Notice of Special Meeting of Shareholders. Growth and Income Fund shareholders of record as of the close of business on July 25, 2008 (the “Record Date”) are entitled to vote at the Special Meeting.

          As more fully described in this Proxy Statement/Prospectus, the purpose of the Special Meeting is to vote on a proposed reorganization (“Reorganization”) of the Growth and Income Fund into the HSBC Investor Growth Fund (the “Growth Fund”), also a series of the Trust (each a “Fund” and collectively the “Funds”).

          Because shareholders of the Growth and Income Fund are being asked to approve a Plan of Reorganization that will result in a transaction in which the Growth and Income Fund shareholders will ultimately hold shares of the Growth Fund, this Proxy Statement also serves as a Prospectus for the Growth Fund. Each Fund offers four different classes of shares: Class A Shares, Class B Shares, Class C Shares and Class I Shares. Holders of each class of shares of the Growth and Income Fund will receive an amount of the corresponding class of shares of the Growth Fund equal in value to their Growth and Income Fund shares. No sales charge, redemption fee or contingent deferred sales charge (“CDSC”) will be imposed as a result of the Reorganization. For Class B shares of the Growth Fund received in exchange for Growth and Income shares, the CDSC “holding period” will be calculated from the time of the original purchase of Growth and Income Fund shares.

          This Proxy Statement/Prospectus, which should be read and retained for future reference, sets forth concisely the information that a shareholder should know before voting on the Plan of Reorganization. A Statement of Additional Information (“SAI”) relating to this Proxy Statement/Prospectus dated August 4, 2008, containing additional information about the Reorganization and the parties thereto, has been filed with the U.S. Securities and Exchange Commission (the “SEC”) and is incorporated herein by reference. For a more detailed discussion of the investment objectives, policies and restrictions of the Funds, see the Prospectus and SAI for the Funds which have been filed with the SEC, each dated February 28, 2008, as supplemented, which are incorporated herein by reference. Each Fund also provides periodic reports to its shareholders which highlight certain important information about the Funds, including investment results and financial information and which have been filed with the SEC. The annual report dated October 31, 2007 and the semi-annual report dated April 30, 2008 for the Funds are incorporated herein by reference. You may receive a copy of the most recent Prospectus, SAI, SAI relating to this Proxy Statement/Prospectus, annual report or semi-annual report for each of the Funds without charge by writing to the Trust at P.O. Box 182845, Columbus, Ohio 43218-2845 or by telephoning the Trust at-1-800-782-8183.

          You can copy and review information about each Fund (including the SAI) at the SEC’s Public Reference Room in Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling the SEC at 1-202-555-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s internet site at http://www.sec.gov. You may obtain copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

The Securities and Exchange Commission has not approved or disapproved these securities, or determined if this Proxy Statement/Prospectus is truthful or complete. Any representation to the contrary is a criminal offense..

HSBC INVESTOR FUNDS
HSBC INVESTOR GROWTH AND INCOME FUND

i

ii

SYNOPSIS

          This Synopsis is qualified in its entirety by reference to the additional information contained elsewhere in this Proxy Statement/Prospectus and the Plan of Reorganization, a form of which is attached to this Proxy Statement/Prospectus as Exhibit A. Shareholders should read this entire Proxy Statement/Prospectus carefully. For more complete information, please read the current prospectus for both Funds, which is the HSBC Investor Funds Prospectus dated February 28, 2008, as supplemented to date (the “Investor Funds Prospectus”).

The Reorganization

          At a meeting held on February 11, 2008, the Board of Trustees, including the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)), unanimously approved the Plan of Reorganization. Subject to the approval of the shareholders of the Growth and Income Fund, the Plan of Reorganization provides for:

•	the transfer of all of the assets of the Growth and Income Fund to the Growth Fund in exchange for shares of beneficial interest of the Growth Fund;

•	the assumption by the Growth Fund of all of the stated liabilities of the Growth and Income Fund;

•	the distribution of Growth Fund shares to the shareholders of the Growth and Income Fund; and

•	the complete termination and liquidation of the Growth and Income Fund.

          The Reorganization is scheduled to be effective upon the close of business on August 22, 2008, or on a later date as the parties may agree (the “Closing Date”). As a result of the Reorganization, each shareholder of the Growth and Income Fund will become the owner of a number of full and fractional shares of the Growth Fund having an aggregate net asset value equal to the aggregate net asset value of the shareholder’s Growth and Income Fund shares as of the close of business on the Closing Date. For more information, see “Information about the Reorganization” below. The Reorganization will not affect your right to purchase and redeem shares, to exchange shares among other HSBC Investor Funds with which you would have been able to exchange prior to the Reorganization, or to receive dividends and other distributions. It is expected that the Reorganization will be tax-free. For more information, see “Information about the Reorganization - Tax Considerations” below.

          In considering whether to approve the Reorganization, you should note that:

•

As described below, the Growth and Income Fund has investment objectives and policies that are comparable in many respects to those of the Growth Fund. The Growth Fund’s policies do, however, differ in certain respects, including the Growth Fund’s greater focus on equity securities as opposed to fixed-income instruments;

•	The Funds have the same purchase options, exchange rights and redemption procedures. For additional information on purchase and redemption procedures, see “Shareholder Information” at Exhibit B;

•	The Funds have the same investment manager but have different subadvisers; and

•

The Growth Fund is larger than the Growth and Income Fund, with approximately $50 million in assets as of June 25, 2008 versus approximately $40 million in assets on the same date for the Growth and Income Fund.

          Approval of the Reorganization will require the affirmative vote of the holders of a majority of shares of the Growth and Income Fund outstanding and entitled to vote, as required by the Trust’s Declaration of Trust. For more information, see “General Information” below.

Board Recommendation

          For the reasons set forth below under “Information about the Reorganization - Reasons for the Reorganization and Board Considerations,” the Board, including all of the Independent Trustees, has concluded that the Reorganization would be in the best interests of the Growth and Income Fund and that the interests of each Fund’s existing shareholders would not be diluted as a result of the Reorganization. Therefore, the Board is submitting the Plan of Reorganization for approval to you, the shareholders of the Growth and Income Fund.

The Board recommends that you vote FOR the Reorganization.

3

The Trust

          The Growth and Income Fund and the Growth Fund are series of HSBC Investor Funds (the “Trust”), an open-end management investment company organized as a Massachusetts business trust. For both Funds, the Trust offers the following four different classes of shares: Class A Shares, Class B Shares, Class C Shares and Class I Shares.

Comparison of Investment Objectives, Strategies and Management

          This section will help you compare the investment objectives and principal investment strategies of the Funds and provides a summary of certain parts of the Growth Fund and Growth and Income Fund’s respective prospectuses. Information contained in this Proxy Statement/Prospectus is qualified in its entirety by the more complete information set forth in such prospectuses, which are incorporated herein by reference.

          HSBC Global Asset Management (USA) Inc. (the “Adviser”) serves as the Investment Adviser to both Funds. Winslow Capital Management, Inc. (“Winslow”) is subadviser to the Growth Fund, while Transamerica Investment Management, LLC (“Transamerica”) is subadviser to the Growth and Income Fund.

           Although both Funds share a common investment objective of attaining long-term growth of capital, the Growth and Income Fund has an additional objective of earning current income. Because of this additional objective, the Growth and Income Fund allocates its assets somewhat differently than the Growth Fund. For example, it may seek current income by investing in various types of fixed income securities and money market instruments and by investing in income-producing equity securities. In contrast, the Growth Fund seeks to achieve its objective by investing all of its assets in the HSBC Investor Growth Portfolio (the “Growth Portfolio”), which primarily invests in equity securities of companies with market capitalizations generally in excess of $2 billion and with the potential to generate superior levels of long-term growth. As of April 30, 2008, each Fund had over 90% of its assets invested in equity securities. For a more detailed summary of each Fund’s investment strategies, see the chart below.

	Growth Fund	Growth and Income Fund

Investment Objective	To seek long-term growth of capital.	To seek long-term growth of capital and current income.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing all of its assets in the HSBC Investor Growth Portfolio (the “Portfolio”), which has the same investment objective as the Fund. This two-tier fund structure is commonly referred to as a “master/feeder” structure because one fund (the Growth Fund or “feeder fund”) is investing all its assets in a second fund (the Portfolio or “master fund”). Fund shareholders bear the expenses of both the Fund and the Portfolio, which may be greater than other structures. For reasons relating to costs or a change in investment objective, among others, the Fund could switch to another pooled investment company or decide to manage its assets itself. The Fund is currently not contemplating such a move.

The Fund normally invests at least 65% of its assets in common stocks, preferred stocks, and convertible securities. The Fund may also invest in various types of fixed income securities and in money market instruments. These fixed income securities may include U.S. Government securities, corporate bonds, asset-backed securities (including mortgage-backed securities), obligations of savings and loans and U.S. and foreign banks, commercial paper and related repurchase agreements. Transamerica selects securities for the Fund’s portfolio, some of which will be income-producing. In selecting equity securities, the sub-adviser uses quantitative and fundamental research to identify stocks it believes are undergoing a positive change and poised to grow more rapidly.

Under normal market conditions, the Portfolio will primarily invest in U.S. and foreign equity securities of high quality companies with market capitalizations generally in excess of $2 billion, which Winslow, the Portfolio’s sub-adviser, believes have the potential to generate superior levels of long-term profitability and growth.

4

	Growth Fund	Growth and Income Fund

Winslow selects companies which it anticipates will create superior wealth over time and potentially have sustainable competitive advantages. Winslow’s selection process is a blend of quantitative and fundamental research. From a quantitative standpoint, the sub-adviser concentrates on profitability, capital intensity, cash flow and valuation measures, as well as earnings growth rates. Once the quantitative research is completed, Winslow conducts its internal research. Winslow searches to identify those companies that it believes possess a sustainable competitive advantage. Winslow seeks to outperform the Russell 1000 Growth Index.

Investment Adviser	HSBC Global Asset Management (USA) Inc.	HSBC Global Asset Management (USA) Inc.

Subadviser

Winslow, located at 80 South 8th Street, 4720 IDS TW, Minneapolis, MN, 55402 serves as subadviser to the Growth Portfolio. As of April 30, 2008, Winslow managed approximately $4 billion in total assets.

Transamerica, located at 1111 Santa Monica Blvd., Suite 820, Los Angeles, CA, 90025, serves as subadviser to the Growth and Income Fund. Transamerica is a majority owned and controlled subsidiary of AEGON, N.V. As of April 30, 2008, Transamerica had assets under management of approximately $22 billion.

Comparison of Fees and Expenses

          The fees and expenses set forth below are based on net assets and accruals of the Growth and Income Fund and the Growth Fund, respectively, as of April 30, 2008. The pro forma after reorganization information is adjusted to show the effect of the Reorganization as if it had occurred on such date. The Annual Fund Operating Expenses table and Example table shown below are based on actual expenses incurred in each Fund’s semi-annual fiscal period ended April 30, 2008, while pro forma numbers are estimated in good faith and are hypothetical. These numbers are illustrative of fees and expenses that a shareholder of the Funds, or the Growth Fund following the Reorganization, may pay. Shareholder transaction expenses are paid from shareholder accounts, while annual fund operating expenses are paid out of fund assets, and are reflected in the share price.

Class A Shares

Shareholder Transaction Expenses (fees paid directly from your investment)	Growth and Income Fund		Growth Fund*	Pro Forma Combined Growth Fund

Maximum sales charge (load) on purchases (as a percentage of offering price)	5.00	%(1)	5.00%	5.00%

Maximum deferred sales charge (load) on purchases (as a percentage of sales price)	None		None	None

Redemptions/Exchange Fee (as a percentage of amount redeemed or exchanged)(2)	2.00%		2.00%	2.00%

5

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)	Growth and Income Fund		Growth Fund*		Pro Forma Combined Growth Fund

Management fee	0.60%		0.68%		0.68%

Distribution (12b-1) fee	0.00	%(4)	0.00	%(4)	0.00	%(4)

Shareholder servicing fee	0.25%		0.25%		0.25%

Other Operating expenses	0.47%		0.48%		0.34%

Total other expenses	0.72%		0.73%		0.59%

Total Fund operating expenses	1.32%		1.41%		1.27%

Reduction of management fee due to contractual limits(3)	0.00%		0.10%		0.10%

Fee waiver and/or expense reimbursement(5)	0.12	%(6)	0.11%		0.00%

Net operating expenses	1.20%		1.20%		1.17%

Class B Shares

Shareholder Fees (fees paid directly from your investment)	Growth and Income Fund	Growth Fund*	Pro Forma Combined Growth Fund

Maximum sales charge (load) on purchases (as a percentage of offering price)	None	None	None

Maximum deferred sales charge (load) on purchase (as a percentage of sales price)	4.00%	4.00%	4.00%

Redemptions/Exchange Fee (as a percentage of amount redeemed or exchanged)(2)	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)	Growth and Income Fund		Growth Fund*	Pro Forma Combined Growth Fund

Management fee	0.60%		0. 68%	0. 68%

Distribution (12b-1) fee	0.75%		0.75%	0.75%

Shareholder servicing fee	0.25%		0.25%	0.25%

Other Operating expenses	0.47%		0.48%	0.34%

Total other expenses	0.72%		0.73%	0.59%

Total Fund operating expenses	2.07%		2.16%	2.02%

Reduction of management fee due to contractual limits(3)	0.00%		0.10%	0.10%

Fee waiver and/or expense reimbursement(5)	0.12	%(6)	0.11%	0.00%

Net Fund operating expenses	1.95%		1.95%	1.92%

Class C Shares

Shareholder Fees (fees paid directly from your investment)	Growth and Income Fund	Growth Fund*	Pro Forma Combined Growth Fund

Maximum sales charge (load) on purchases (as a percentage of offering price)(1)	None	None	None

Maximum deferred sales charge (load) on purchase (as a percentage of sales price)	1.00%	1.00%	1.00%

Redemptions/Exchange Fee (as a percentage of amount redeemed or exchanged)(2)	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)	Growth and Income Fund		Growth Fund*	Pro Forma Combined Growth Fund

Management Fees	0.60%		0. 68%	0. 68%

Distribution (12b-1) Fees	0.75%		0.75%	0.75%

Shareholder servicing fee	0.25%		0.25%	0.25%

Other Operating expenses	0.47%		0.48%	0.34%

Total other expenses	0.72%		0.73%	0.59%

Total Fund operating expenses	2.07%		2.16%	2.02%

Reduction of management fee due to contractual limits(3)	0.00%		0.10%	0.10%

Fee waiver and/or expense reimbursement(5)	0.12	%(6)	0.11%	0.00%

Net Fund operating expenses	1.95%		1.95%	1.92%

6

Class I Shares

Shareholder Fees (fees paid directly from your investment)	Growth and Income Fund	Growth Fund*	Pro Forma Combined Growth Fund

Maximum sales charge (load) on purchases (as a percentage of offering price)(1)	None	None	None

Maximum deferred sales charge (load) on purchase (as a percentage of sales price)	None	None	None

Redemptions/Exchange Fee (as a percentage of amount redeemed or exchanged)(2)	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)	Growth and Income Fund		Growth Fund*	Pro Forma Combined Growth Fund

Management Fees	0.60%		0. 68%	0. 68%

Distribution (12b-1) Fees	None		None	None

Shareholder servicing fee	None		None	None

Other Expenses	0.47%		0.48%	0.34%

Total other expenses	0.47%		0.48%	0.34%

Total Fund operating expenses	1.07%		1.16%	1.02%

Reduction of management fee due to contractual limits(3)	0.00%		0.10%	0.10%

Fee waiver and/or expense reimbursement(5)	0.12	%(6)	0.11%	0.00%

Net Fund operating expenses	0.95%		0.95%	0.92%

*	The tables reflect the combined fees and expenses of both the Growth Fund and the Growth Portfolio.

(1)	Lower sales charges are available depending on the amount invested.

(2)

A redemption/exchange fee of 2.00% will be charged for any shares redeemed or exchanged after holding them for less than 30 days. This fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. For more information on this fee, see Exhibit B.

(3)

The investment advisory contract with the Growth Fund provides that the Growth Fund may pay the Adviser (who, in turn, pays the subadviser) an aggregate management fee of up to 0.68% of the average daily value of the Fund’s net assets. Currently, the Adviser’s and subadviser’s fees are aggregating to 0.575%. The Adviser’s share of this aggregate management fee is capped at 0.175%.

(4)

There is a non-compensatory 12b-1 plan for Class A shares, which authorizes payments up to 0.25% of the Fund’s average daily net assets attributable to Class A Shares. No payments have been made and there is no current intention to charge this fee.

(5)

The Adviser has entered into written expense limitation agreements with the Growth and Income Fund and the Growth Fund under which it will limit total expenses of each respective Fund (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to an annual rate of 1.20% for Class A Shares, 1.95% for Class B Shares, 1.95% for Class C Shares and 0.95% for Class I Shares. These expense limitation agreements are contractual and shall be in effect until March 1, 2009.

(6)

The Adviser has entered into a written agreement with the Growth and Income Fund under which it will waive 0.05% of its management fee. This management fee waiver is contractual and shall be in effect until March 1, 2009.

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Expense Example*

The following examples are intended to help you compare the costs of investing in each Fund and the combined Fund. The examples assume that you invest $10,000 in each Fund and in the combined Fund after the Reorganization for the time periods indicated and reflects what you would pay if you close your account at the end of each of the time periods shown. The examples also assume that your investment has a 5% return each year, that all distributions are reinvested and that each Fund’s operating expenses remain the same. The examples reflect the fee waivers of the Adviser. Your actual costs may be higher or lower.

Fund	1 year	3 years	5 years	10 years

Growth and Income Fund
Class A	$616	$886	$1,176	$2,001
Class B, assuming redemption	$598	$837	$1,103	$2,022
Class B, assuming no redemption	$198	$637	$1,103	$2,022
Class C, assuming redemption	$298	$637	$1,103	$2,391
Class C, assuming no redemption	$198	$637	$1,103	$2,391
Class I	$97	$328	$578	$1,295

Growth Fund
Class A	$616	$904	$1,214	$2,089
Class B, assuming redemption	$598	$856	$1,140	$2,111
Class B, assuming no redemption	$198	$656	$1,140	$2,111
Class C, assuming redemption	$298	$656	$1,140	$2,476
Class C, assuming no redemption	$198	$656	$1,140	$2,476
Class I	$97	$348	$618	$1,390

Pro Forma Combined Growth Fund
Class A	$623	$862	$1,121	$1,858
Class B, assuming redemption	$595	$824	$1,079	$1,970
Class B, assuming no redemption	$195	$624	$1,079	$1,970
Class C, assuming redemption	$295	$624	$1,079	$2,340
Class C, assuming no redemption	$195	$624	$1,079	$2,340
Class I	$94	$315	$554	$1,239

*The example reflects the combined fees and expenses of the Funds, including the portion of the Growth Portfolio’s fees assessed to the Growth Fund, and reflects any applicable sales charges. For Class B and Class C shares, the amount of expenses varies depending upon whether you redeem at the end of such period, because the CDSC is taken into account as well as other expenses.

Relative Performance

          The bar charts and tables that follow illustrate the Growth Fund’s and Growth and Income Fund’s respective performance. This information provides some indication of the risks of investing in each Fund by showing changes in each Fund’s respective year to year performance and by showing how each Fund’s respective average annual returns compare with those of a broad measure of market performance.

          The following table shows the average annual total return for Class A shares (reflecting sales charges) of each Fund and its comparative index or indexes for each calendar year since inception. The indices are unmanaged, and you cannot directly invest in an index. Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value.

Calendar Year	Growth and Income Fund	Standard & Poor’s 500 Index (1)	Lipper Large-Cap Core Funds Average (2)	Growth Fund* (3)	Russell 1000 Growth Index (4)	Lipper Large- Cap Growth Funds Average (5)

2002	-25.38%	-22.09%	-23.76%	N/A	N/A	N/A
2003	26.23%	28.67%	25.60%	N/A	N/A	N/A

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Calendar Year	Growth and Income Fund	Standard & Poor’s 500 Index (1)	Lipper Large-Cap Core Funds Average (2)	Growth Fund* (3)	Russell 1000 Growth Index (4)	Lipper Large- Cap Growth Funds Average (5)

2004	7.50%	10.88%	7.79%	N/A	N/A	N/A
2005	9.85%	4.91%	4.84%	11.27%	5.26%	6.20%
2006	9.44%	15.78%	13.53%	5.13%	9.07%	5.60%
2007	20.92%	5.49%	5.73%	24.23%	11.81%	14.17%

*	Growth Fund inception date: May 10, 2004

(1)	The S&P 500 Index is a widely recognized, unmanaged index of common stock prices.

(2)	The Lipper Large-Cap Core Funds Average is an equally weighted average of mutual funds with similar investment objective.

(3)	The performance for the Growth Fund represents returns of the Fund’s prior subadviser.

(4)	The Russell 1000® Growth Index tracks the large-cap growth segment of the U.S. equity universe.

(5)	The Lipper Large-Cap Growth Funds Average is an equally weighted average of mutual funds with similar investment objective.

          The bar chart below shows the Growth Fund’s annual returns and how its performance has varied from year to year. The bar chart assumes reinvestment of dividends and distributions, but does not reflect sales charges. If sales charges were reflected, returns would be less than those shown. The returns for Class B, Class C and Class I Shares of each the Growth Fund will differ from the Returns for Class A Shares shown in the bar charts because of differences in expenses of each class. Performance is based on net expenses during the periods and takes into account fee waivers and/or expense reimbursements, if any, that may have been in place. If such waivers and/or reimbursements had not been in effect, performance would have been lower.

Growth Fund Performance Bar Chart and Table

Year-by-Year Total Returns as of 12/31 for Class A Shares

2005	11.27%
2006	5.13%
2007	24.23%

Of course, past performance does not indicate how the Growth Fund will perform in the future.

Best Quarter	3Q 2007	12.42%
Worst Quarter	1Q 2005	-2.78%

For the period January 1, 2008 through March 31, 2008, the aggregate (non-annualized, pre-tax total return of Class A shares was 9.80%.

Performance Table
Average Annual Total Returns

As of April 30, 2008

          The table below compares the Growth Fund’s performance over time to that of the Russell 1000 Growth Index®, which tracks the large-cap growth segment of the U.S. equity universe and the Lipper Large Cap Growth Funds Average, an equally weighted average of mutual funds with a similar objective. The Indices are unmanaged and it is not

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possible to invest directly in the Indices. The table assumes reinvestment of dividends and distributions, and includes applicable sales charges. This information (as well as the performance bar chart above) provides some indication of the risks of investing in the Growth Fund by showing changes in the Fund’s year to year performance and by showing how the Growth Fund’s average annual returns compare with those of a broad measure of market performance. The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

          Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class A Shares of the Growth Fund. After-tax returns for Class B, Class C and Class I Shares may vary.

          In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

          Past performance (before and after taxes) is not an indication of how the Fund will perform in the future.

Average Annual Total Returns (for the periods ended December 31, 2007)

	Inception Date	1 Year	Since Inception

Class A Return Before Taxes	May 7, 2004	17.98%	11.06%

Class A Return After Taxes on Distributions	May 7, 2004	17.11%	10.40%

Class A Return After Taxes on Distributions and Sale of Fund Shares	May 7, 2004	12.82%	9.49%

Class B (with applicable CDSC) Return Before Taxes	May 7, 2004	19.26%	11.57%

Class C (with applicable CDSC) Return Before Taxes	May 7, 2004	22.19%	11.77%

Class I Shares Return Before Taxes	May 7, 2004	24.59%	12.90%

Russell 1000 (R) Growth Index (reflects no deduction for fees, expenses or taxes)		11.81%	9.30%*

Lipper Large-Cap Growth Funds Average		14.17%	9.19%

*	Since April 30, 2004.

          Portfolio Holdings Information. A description of the Funds’ policies and procedures with respect to the disclosure of their portfolio securities is available in the Funds’ Statement of Additional Information (“SAI”) dated February 28, 2008. The SAI is available by contacting HSBC Investor Funds at 1-800-782-8183.

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COMPARISON OF PORTFOLIO CHARACTERISTICS

          The following table compares certain characteristics of the Funds as of April 30, 2008.

	Growth and Income Fund	Growth Fund

Net Assets	$39,735,962	$52,490,597
Number of Holdings	49	47*
Portfolio Turnover Rate	16.06%	29.44%
Composition of Net Assets:
Common Stocks	97.4%	94.6%
Corporate Debt Securities	2.6%	5.4%

* Represents the holdings of the HSBC Investor Growth Portfolio.

RISKS OF INVESTING IN THE FUNDS

Principal Risk Factors and Distinct Risks of both Funds

          The Funds share a common objective of achieving long-term capital growth of capital. As a result, the principal investment risks associated with an investment in the Growth and Income Fund and the Growth Fund are similar. The Growth and Income Fund, however, has an additional objective of earning current income. Because of this additional objective, the Growth and Income Fund may allocate its assets somewhat differently than the Growth Fund. As a result, the Growth and Income Fund may carry more risk associated with fixed-income securities than the Growth Fund. Conversely, the Growth Fund may be subject to a higher level of equity-related risk than the Growth and Income Fund. The following summarizes the Principal Risks of investing in the funds.

          It is important to note that you may lose money on your investment in either Fund. Because the value of each Fund’s investments will fluctuate with market conditions, so will the value of your investment in either Fund. An investment in a Fund is not a deposit of HSBC Bank USA, N.A., and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Principal Risks of both the Growth Fund and the Growth and Income Fund

          The Funds share certain Principal Risks, including market risk, equity risk, issuer risk, derivatives risk and interest rate risks.

The following summarizes Principal Risks that the Growth Fund and the Growth and Income Fund have in common.

           Market Risk: Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole. The value of securities fluctuates in response to issuer, political, market, and economic developments. With respect to the Equity Funds, in the short term equity prices can fluctuate dramatically in response to these developments. Different parts of the market and different types of equity securities can react differently to these developments. For example, with respect to equity securities, large cap stocks can react differently from small cap or mid-cap stocks, and "growth" stocks can react differently from "value" stocks.

          Equity Risk: Equity securities have greater price volatility than fixed income instruments. The value of a Fund will fluctuate as the market price of its investments increases or decreases.

          Interest Rate Risk: Changes in interest rates will affect the yield and value of investments in fixed income securities. If interest rates rise the value of a Fund’s investments may fall.

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          Issuer Risk: The value of a security may fluctuate for a variety of reasons that relate to the issuer, including, but not limited to, management performance and reduced demand for the issuer’s products and services.

          Derivative Risks: Each Fund may invest in various types of derivative securities. Generally, a derivative is a financial arrangement the value of which is based on (or "derived" from) a traditional security, asset, or market index. Derivative securities include, but are not limited to, options and futures transactions, forward foreign currency exchange contracts, swaps, mortgage- and asset-backed securities, and "when-issued" securities. There are, in fact, many different types of derivative securities and many different ways to use them.

          The use of derivative securities is a highly specialized activity and there can be no guarantee that their use will increase the return of a Fund or protect its assets from declining in value. In fact, investments in derivative securities may actually lower a Fund's return if such investments are timed incorrectly or are executed under adverse market conditions. In addition, the lack of a liquid market for derivative securities may prevent a Fund from selling unfavorable positions, which could result in adverse consequences.

          Derivatives are subject to a number of risks described elsewhere in this prospectus, such as liquidity risk, interest rate risk, market risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. An investment in a derivative instrument could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund or Portfolio will engage in these transactions to reduce exposure to other risks when that would be beneficial. Where a use of derivatives involves leverage, leverage risk will apply.

          The SAI contains detailed descriptions of the derivative securities in which each Fund may invest and a discussion of the risks associated with each security. To request an SAI, please refer to the back cover of this prospectus.

Distinct Principal Risks of the Growth Fund

The following summarizes additional principal risks of investing in the Growth Fund only:

          Growth Stock Risk: The return on growth stocks may or may not move in tandem with the returns on other styles of investing or the stock market. Growth stocks may be particularly susceptive to rapid price swings during periods of economic uncertainty or in the event of earnings disappointments. Further, growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions. To the extent a growth style of investing emphasizes certain sectors of the market; such investments will be more sensitive to market, political, regulatory and economic factors affecting those sectors.

          Medium and Large Capitalization Risk: The Growth Portfolio invests in medium and large capitalization companies. Large capitalization stocks may fall out of favor with investors, and may be particularly volatile in the event of earnings disappointments or other financial developments. Medium capitalization companies may involve greater risks than investment in large capitalization companies due to such factors as limited product lines, market and financial or managerial resources.

          Foreign Investment Risk: The Growth Portfolio invests in foreign securities. Investments in foreign securities may lose value due to unstable international political and economic conditions, fluctuations in currency exchange rates, lack of adequate company information, as well as other factors.

          High Yield (“Junk Bonds”) Risk: High yield/high risk securities ("junk bonds") may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade securities. If the issuer of high yield/high risk securities defaults, the Growth Portfolio may incur additional expenses to seek recovery. High yield/high risk securities may be less liquid than the market for higher grade securities. Less liquidity in the secondary trading markets could adversely effect and cause large fluctuations in the daily net asset value of the Growth Portfolio.

          Bonds rated below investment grade are considered speculative with respect to the issuer's continuing ability to meet principal and interest payments. In the event of a payment problem by an issuer of high yield/high risk bonds, more senior debt holders (such as bank loans and investment grade bonds) will likely be paid a greater portion of the total outstanding debt owed by the issuer.

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          Because investing in bonds rated below investment grade involves greater investment risk, achieving the Fund's investment objective will depend more on the portfolio managers' analysis than would be the case if the Fund were investing in higher-quality bonds.

          Except where a minimum rating or credit quality is specified, there is no minimum limit on the rating or credit quality for the Growth Portfolio's investments in high yield securities ("junk bonds"). In such cases the Growth Portfolio may invest in distressed securities (securities of companies undergoing or expected to undergo bankruptcy or restructuring in an effort to avoid insolvency). Such investments are speculative and involve significant risk. Distressed securities frequently do not produce income while they are outstanding and may require the Growth Portfolio to bear certain extraordinary expenses in order to protect and recover its investment. Therefore, to the extent the Growth Portfolio pursues capital appreciation through investment in distressed securities, the Growth Portfolio's ability to achieve current income for shareholders may be diminished.

Distinct Principal Risks of the Growth and Income Fund

The following summarizes the principal risks of investing in the Growth and Income Fund only:

          Credit Risk. The Growth and Income Fund could lose money if the issuer of a fixed income security owned by the Growth and Income Fund defaults on its financial obligation. In addition, an issuer may suffer adverse changes in its financial condition that could lower the credit quality of a security, leading to greater volatility in the price of a security and in shares of the Growth and Income Fund. A change in the quality rating of a bond can also affect the bond’s liquidity and make it more difficult for the Growth and Income Fund to sell.

          Prepayment Risk: With respect to mortgage-backed securities, the principal amount of the underlying mortgages may be repaid prior to the bond’s maturity date. When such repayment occurs, no additional interest will be paid on the investment.

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Investment Restrictions

          In addition to the risks described above, each Fund has adopted certain fundamental and non-fundamental investment restrictions. The fundamental investment restrictions (i.e., those which may not be changed without shareholder approval) are identical for each Fund.

PORTFOLIO HOLDINGS

A description of each Fund’s policies and procedures with respect to the disclosure of their portfolio securities is available in the Funds’ SAI dated February 28, 2008. The SAI is available by contacting HSBC Investor Funds at 1-800-782-8183.

THE INVESTMENT ADVISER AND SUB-ADVISERS

          HSBC Global Asset Management (USA) Inc. (previously, HSBC Investments (USA) Inc.) (the “Adviser”), 452 Fifth Avenue, New York, New York 10018, is the investment adviser to both Funds. The Adviser is a wholly-owned subsidiary of HSBC Bank USA, N.A., which is a wholly-owned subsidiary of HSBC USA, Inc., a registered bank holding company (collectively “HSBC”). HSBC currently provides investment advisory services for individuals, trusts, estates and institutions. As of April 30, 2008, HSBC managed approximately $29.5 billion in the HSBC Investor Family of Funds.

          Winslow Capital Management, Inc. (“Winslow”) located at 80 South 8th Street, 4720 IDS TW, Minneapolis, MN 55402 serves as sub-adviser to the Growth Fund. As of April 30, 2008, Winslow managed approximately $4 billion in total assets.

          Transamerica Investment Management, LLC, (“Transamerica”) located at 1111 Santa Monica Blvd., Suite 820, Los Angeles, CA, 90025, serves as subadviser to the Growth and Income Fund. Transamerica is a majority owned and controlled subsidiary of AEGON, N.V. As of April 30, 2008, Transamerica had assets under management of approximately $22 billion.

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          For these advisory and management services (including subadvisory services), during the last fiscal year the Growth and Income Fund paid a management fee of 0.60% (not including applicable waivers) and the Growth Fund paid a management fee of 0.49% of each respective Fund’s average daily net assets. The Adviser has entered into written expense limitation agreements with the Growth and Income Fund and the Growth Fund under which it will limit total expenses of each respective Fund (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to an annual rate of 1.20% for Class A Shares, 1.95% for Class B Shares, 1.95% for Class C Shares and 0.95% for Class I Shares. These expense limitation agreements are contractual and shall be in effect until March 1, 2009.

          A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory and subadvisory agreements is available in the Funds’ semiannual report to shareholders for the period ended April 30, 2008.

Portfolio Managers

This section provides information about the portfolio managers of the Funds.

HSBC Investor Growth Fund:

          Clark J. Winslow has served as the Chief Executive Officer and a portfolio manager of Winslow since 1992. Mr. Winslow has 42 years of investment experience and has managed portfolios since 1975. He began his career as an institutional research analyst in 1966. Mr. Winslow has a B.A. from Yale University and an M.B.A. from the Harvard Business School.

          Justin H. Kelly, CFA is a Managing Director and portfolio manager of Winslow and has been with the firm since 1999. Previously, Mr. Kelly was a Vice President and co-head of the Technology Team at Investment Advisers, Inc. in Minneapolis from 1997 – 1999. For the prior four years, he was an investment banker in New York City for Prudential Securities and then Salomon Brothers. Mr. Kelly received a B.S. degree Summa Cum Laude in 1993 from Babson College where he majored in Finance/Investments and has earned the right to use the Chartered Financial Analyst designation. Mr. Kelly has 16 years of investment experience.

HSBC Growth and Income Fund:

          Gary U. Rolle, CFA is Principal, Managing Director, Chief Executive Officer and Chief Investment Officer of Transamerica Investment Management, LLC (“TIM”). Mr. Rolle manages funds and institutional separate accounts in the Large Growth Equity discipline. Mr. Rolle joined Transamerica in 1967. From 1980 to 1982 he served as the Chief Investment Officer for SunAmerica then returned to Transamerica as Chief Investment Officer. Throughout his 23 year tenure as CIO, Mr. Rolle has been responsible for creating and guiding the TIM investment philosophy. He holds a B.S. in Chemistry and Economics from the University of California at Riverside and has earned the right to use the Chartered Financial Analyst designation. Mr. Rolle has 41 years of investment experience.

          Geoffrey I. Edelstein, CFA, CIC is Principal, Managing Director and Portfolio Manager at TIM. He also co-manages institutional and private separate accounts and sub-advised funds in the Large Growth Equity discipline. Mr. Edelstein’s analytical responsibilities include the Consumer Staples sector. He joined TIM in 2005 when the firm acquired Westcap Investors, LLC. Westcap was co-founded by Mr. Edelstein in 1992. Prior to Westcap, he practiced Corporate and Real Estate Law from 1988-1991. Mr. Edelstein earned a B.A. from University of Michigan and a J.D. from Northwestern University School of Law. He was a member of the AIMR Blue Ribbon Task Force on Soft Dollars, 1997 and has earned the right to use the Chartered Financial Analyst designation. Mr. Edelstein has 17 years of investment experience.

          Edward S. Han is Principal and Portfolio Manager at TIM. Mr. Han manages subadvised funds and institutional separate accounts in the Mid Cap Growth Equity discipline and is a member of the Large Growth team. Edward S. Han joined TIM in 1998. Mr. Han holds an MBA from the Darden Graduate School of Business Administration at the University of Virginia and received his B.A. in Economics from the University of California at Irvine. Mr. Han has 14 years of investment experience.

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          Additional information about the portfolio managers’ compensation, other accounts managed by these individuals, and their ownership of securities in the Fund they manage is available in the SAI. You can obtain a copy of the SAI on the Funds’ website at www.investorfunds.us.hsbc.com.

COMPARISON OF SALES LOAD, DISTRIBUTION AND SHAREHOLDER SERVICING ARRANGEMENTS

          The sales load, distribution and shareholder servicing arrangements of Class A, Class B, Class C and Class I shares of the Growth and Income Fund are the same as those with respect to the corresponding class of the Growth Fund as described in “Shareholder Information” in Exhibit B to this Proxy Statement/Prospectus.

     COMPARISON OF PURCHASE, REDEMPTION AND EXCHANGE POLICIES AND PROCEDURES

          The procedures for making purchases, redemptions and exchanges of the Class A, Class B, Class C and Class I shares of the Growth and Income Fund are the same as those with respect to the corresponding class of the Growth Fund as described in “Shareholder Information” in Exhibit B to this Proxy Statement/Prospectus.

INFORMATION ABOUT THE REORGANIZATION

The Plan of Reorganization

          The terms and conditions under which the proposed transaction may be consummated are set forth in the Plan of Reorganization. Significant provisions of the Plan of Reorganization are summarized below; however, this summary is qualified in its entirety by reference to the form of Plan of Reorganization attached to this Proxy Statement/Prospectus as Exhibit A.

          The Plan of Reorganization provides for, subject to the requisite approval of the Growth and Income Fund’s shareholders, (i) the transfer, as of the Closing Date, of all of the assets of the Growth and Income Fund in exchange for shares of beneficial interest of the Growth Fund and the assumption by the Growth Fund of all of the Growth and Income Fund’s liabilities; and (ii) the distribution of shares of the Growth Fund to shareholders of the Growth and Income Fund, as provided for in the Plan of Reorganization. Because the Growth Fund is a feeder fund in a master/feeder structure, the assets transferred to it will simultaneously be dropped into the Growth Portfolio (the master fund). The Growth and Income Fund will then be terminated and liquidated.

          After the Reorganization, each shareholder of the Growth and Income Fund will own shares of the Growth Fund having an aggregate value equal to the aggregate value of the shares in the Growth and Income Fund held by that shareholder as of the Closing Date. Shareholders will receive the same Class of shares of the Growth Fund (A, B, C or I) as they hold in the Growth and Income Fund as of the Closing Date. In the interest of economy and convenience, shares of the Growth Fund will not be represented by physical certificates.

          Until the Closing Date, shareholders of the Growth and Income Fund will continue to be able to redeem or exchange their shares. Redemption requests received after the Closing Date will be treated as requests received by the Growth Fund for the redemption or exchange of its shares.

          The obligations of the Funds under the Plan of Reorganization are subject to various conditions, including approval of the shareholders of the Growth and Income Fund. The Plan of Reorganization also requires that each of the Funds take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by the Plan of Reorganization. The Plan of Reorganization may be terminated by mutual agreement of the parties or on certain other grounds. Please refer to Exhibit A to review the terms and conditions of the Plan of Reorganization.

Reasons for the Reorganization and Board Considerations

          The Reorganization is being proposed because the Adviser believes that the Fund and its shareholders would benefit from merging the Fund with the Growth Fund, a slightly larger fund. The resulting fund may enjoy benefits from economies of scale as a result of the merger. In management’s view, the Reorganization may benefit shareholders by resulting in a surviving Fund with a greater asset base, and with the consolidation of the assets of the two Funds the Growth Fund, as the surviving fund, should be better positioned than the Income Fund to operate efficiently and attract and retain assets.

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          The proposed Reorganization was presented to the Board of Trustees of the Trust for consideration at a meeting held on June 17, 2008. For the reasons discussed below, the Trustees of the Trust, including all of the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust, determined that the interests of the shareholders of the Growth Fund and the Growth and Income Fund will not be diluted as a result of the proposed Reorganization, and that the proposed Reorganization is in the best interests of the Fund.

          The Reorganization will allow the Growth and Income Fund’s shareholders to continue to participate as a shareholder in the HSBC family of funds. As shareholders of the Growth Fund, shareholders will be able to continue to exchange into the other HSBC Investor Funds that offer the same Class of shares in which such shareholder is currently invested.

          The Board of Trustees of the Trust, in recommending the Reorganization, considered a number of factors, including the following:

•	the plans of management to reduce redundant Funds in the HSBC Investor Funds;

•	that the Funds operate in a similar fashion;

•	the relative investment performance of the Growth and Income Fund as compared to the Growth Fund;

•

expense ratios and information regarding fees and expenses of the Growth and Income Fund and the Growth Fund and potential for the expense ratio of the Fund to decrease after merger due to the increase in asset size;

•	the relative size of the Funds and the potential benefit from a larger Fund;

•	that the Reorganization would not dilute the interests of either Fund’s current shareholders and that the terms of the Reorganization are fair and reasonable and consistent with industry practice;

•	that the Adviser recommended the Reorganization in light of the similarity of investment objectives and strategies of the Growth Fund with those of the Growth and Income Fund;

•	the fees or expenses that will be borne directly or indirectly by the Funds in connection with the merger;

•	that the Adviser reimburses a substantial portion of the expenses of operating the Funds, and has agreed to bear all costs of the Reorganization; and

•	the anticipated tax-free nature of the Reorganization to the Growth and Income Fund and its shareholders.

          The Board of Trustees also considered the future potential benefits to the Adviser in that its costs to manage and administer the assets now in both Funds may be reduced if the Reorganization is approved.

THE TRUSTEES OF THE TRUST RECOMMEND THAT GROWTH AND INCOME FUND SHAREHOLDERS APPROVE THE REORGANIZATION INTO THE GROWTH FUND.

Tax Considerations

          The Reorganization is intended to qualify for Federal income tax purposes as a tax-free reorganization under Section 368(a) of the Internal Revenue Code of 1986, as amended. Accordingly, pursuant to this treatment, neither the Growth and Income Fund nor its shareholders, nor the Growth Fund nor its shareholders, are expected to recognize any gain or loss for federal income tax purposes from the transactions contemplated by the Plan of Reorganization. As a condition to the Closing of the Reorganization, the Funds will receive an opinion from the law firm of Dechert LLP, counsel to the Trust and the Adviser to the effect that the Reorganization will qualify as a tax-free reorganization for Federal income tax purposes. That opinion will be based in part upon certain assumptions and upon certain representations made by the Funds.

          Immediately prior to the Reorganization, the Growth and Income Fund will pay a dividend or dividends which, together with all previous dividends, will have the effect of distributing to its shareholders all of the Growth and Income Fund’s investment company taxable income for taxable years ending on or prior to the Reorganization (computed without regard to any deduction for dividends paid) and all of its net capital gain, if any, realized in taxable years ending on or prior to the Reorganization (after reduction for any available capital loss carry forward). Such dividends will be included in the taxable income of the Growth and Income Fund shareholders. You should consult your tax advisor

17

regarding the effect, if any, of the Reorganization in light of your individual circumstances. Since the foregoing discussion only relates to the Federal income tax consequences of the Reorganization, you should also consult your tax advisor as to state and other local tax consequences, if any, of the Reorganization.

Expenses of the Reorganization

          The Adviser will bear all costs related to the Reorganization, which are expected to be approximately $15,000.

ADDITIONAL INFORMATION ABOUT THE GROWTH FUND

HSBC INVESTOR GROWTH PORTFOLIO

          The Growth Fund invests all of its assets in the Growth Portfolio, which shares the Growth Fund’s investment objective of long-term growth of capital. This “master/feeder” structure may incur costs which are greater than those associated with stand-alone funds. For reasons related to costs or a change in investment objective, the Growth Fund could switch to another pooled investment company or decide to manage its assets itself, although the Growth Fund is currently not contemplating such a move.

          Under normal market conditions, the Growth Portfolio will primarily invest in U.S. and foreign equity securities of high quality companies with market capitalizations generally in excess of $2 billion, which Winslow, the Growth Portfolio’s subadviser, believes have the potential to generate superior levels of long-term profitability and growth.

          Winslow uses a “growth” style of investing. It selects growth companies which it anticipates will create superior wealth over time and potentially have sustainable competitive advantages. Winslow’s selection process is a blend of quantitative and fundamental research. From a quantitative standpoint, it concentrates on profitability, capital intensity, cash flow and valuation measures, as well as earnings growth rates. Once the quantitative research is completed, it conducts its internal research. Winslow searches to identify those companies that it anticipates will possess a sustainable competitive advantage. Winslow seeks to outperform the Russell 1000® Growth Index.

          Consistent with its investment objective, the Growth Portfolio:

• may invest in a broad range of equity securities of U.S. and foreign companies, including debt securities, warrants or rights that can be converted into common stock.

• may invest in derivative instruments, including, but not limited to, futures contracts, options on securities, securities indices and foreign currencies.

• may invest up to 20% of its assets in bonds and other debt securities, including lower rated, high- yield bonds, commonly referred to as “junk bonds.”

• may invest without limit in short-term debt and other high-quality, fixed income securities, including U.S. and foreign government securities, certificates of deposit and bankers’ acceptances of U.S. and foreign banks, and commercial paper of U.S. or foreign issuers.

• may engage in repurchase transactions, where the Growth Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date.

• may lend securities to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional income.

Winslow may sell securities for a variety of reasons, such as to realize profits, limit losses or take advantage of better investment opportunities.

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ADDITIONAL INFORMATION ABOUT THE FUNDS

Financial Highlights

          The fiscal year-end of both the Growth and Income Fund and the Growth Fund is October 31.

          The financial highlights of the Growth Fund for each fiscal period since inception ended October 31, 2007 are contained in Exhibit C, and, except for the semi-annual period ended April 30, 2008, have been audited by KPMG LLP, the Trust’s independent registered public accounting firm.

          The financial highlights of the Growth and Income Fund for each fiscal period since inception ended October 31, 2007 are contained in the Prospectus. That prospectus, including the financial highlights, is incorporated by reference into this Proxy Statement/Prospectus.

          Information about the historical performance of the Growth Fund is contained in Exhibit D.

Form of Organization

          The Growth and Income Fund is a series of HSBC Investor Funds, an open-end management investment company organized as a Massachusetts business trust. The Growth Fund is also a series of the Trust. The Trust is governed by a Board of Trustees, consisting of 8 members. For more information on the history of the Funds, see the SAI.

The Administrator, Distributor and Sub-Administrator

          The Adviser also serves as the Trust’s administrator (the “Administrator”), and in that role oversees and coordinates the activities of other service providers, and monitors certain aspects of the Trust’s operations. The Administrator has retained Citi, whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035, as sub-administrator (the “Sub-Administrator”). Management and administrative services of the Administrator and Sub-Administrator include providing office space, equipment and clerical personnel to the Fund and supervising custodial, auditing, valuation, bookkeeping, regulatory and dividend disbursing services.

          Foreside Distribution Services, L.P. (“Foreside”) serves as the distributor (the “Distributor”) of each Fund’s shares. Foreside may make payments in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the National Association of Securities Dealers.

          The SAI has more detailed information about the Adviser, Distributor, Administrator and Sub-Administrator, and other service providers.

Dividends and Other Distributions

          Dividends on each Fund are paid semi-annually. Capital gains for each Fund are distributed at least annually. Unless a shareholder elects to receive dividends and distributions in cash, dividends and distributions will be automatically invested in additional shares of the respective class of that Fund. Capital gains for both Funds are distributed at least annually.

          If the Plan of Reorganization is approved by shareholders of the Growth and Income Fund, then as soon as practicable before the Closing, the Growth and Income Fund will pay its shareholders a distribution of all undistributed 2008 net investment income and undistributed realized net capital gains.

Capitalization

          The following table shows the capitalization of the Growth and Income Fund and the Growth Fund as of April 30, 2008 and on a pro forma basis as of that date, giving effect to the proposed acquisition of assets at net asset value.

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	As of April 30, 2008

	Growth and Income Fund	Growth Fund	Adjustments	Pro Forma after Reorganization
Class A Shares
Net Assets	$2,097,895	$24,248,248	$—	$26,346,143
Net asset value per share	$12.61	$15.60	$—	$15.60
Shares outstanding	166,413	1,554,632	(31,908)	1,689,137

Class B Shares
Net Assets	$3,932,324	$1,367,842	$—	$5,300,166
Net asset value per share	$12.21	$14.60	$—	$14.60
Shares outstanding	321,948	63,678	(52,639)	362,987

Class C Shares
Net Assets	$29,828	$79,891	$—	$109,719
Net asset value per share	$12.32	$14.69	$—	$14.69
Shares outstanding	2,421	5,438	(391)	7,468

CLASS I SHARES
Net Assets	$33,675,915	$26,794,616	$—	$60,470,531
Net asset value per share	$12.66	$15.68	$—	$15.68
Shares outstanding	2,659,784	1,708,322	(512,747)	3,855,359

OTHER BUSINESS

          The Board does not intend to present any other business at the Special Meeting. If, however, any other matters are properly brought before the Special Meeting, the persons named in the accompanying form of proxy will vote thereon in accordance with their judgment.

GENERAL INFORMATION

          This Proxy Statement/Prospectus is furnished in connection with a solicitation of proxies by the Board to be used at the Special Meeting. This Proxy Statement/Prospectus, along with a Notice of the Special Meeting and a proxy card, is first being mailed to shareholders of the Growth and Income Fund on or about August 4, 2008. Only shareholders of record as of the close of business on the Record Date, July 25, 2008, will be entitled to notice of, and to vote at, the Special Meeting. If the enclosed form of proxy card is properly executed and returned in time to be voted at the Special Meeting, the proxies named therein will vote the shares represented by the proxy in accordance with the instructions marked thereon. Unmarked but properly executed proxy cards will be voted FOR the proposed Reorganization and FOR any other matters deemed appropriate.

          A shareholder signing and returning a proxy has the power to revoke it at any time before it is exercised: (i) by filing a written notice of revocation with the Fund’s sub-administrator, Citi Fund Services, whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035; (ii) by returning a duly executed proxy with a later date before the time of the Special Meeting, or (iii) if a shareholder has executed a proxy but is present at the Special Meeting and wishes to vote in person, by notifying the Secretary of the Fund (without complying with any formalities) at any time before it is voted. Being present at the meeting alone does not revoke a previously executed and returned proxy. Unless revoked, all valid and executed proxies will be voted in accordance with the specifications thereon or, in the absence of such specifications, for approval of the Plan of Reorganization and the Reorganization contemplated thereby.

Solicitation of Votes

          In addition to the mailing of these proxy materials, proxies may be solicited by telephone, by fax or in person by the Trustees, officers of the Trust, by personnel of the Investment Adviser, the Fund’s sub-administrator or distributor, and personnel of the Fund’s transfer agent, or by broker-dealer firms.

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Quorum

          The holders of a majority of outstanding Shares present in person or by proxy shall constitute a quorum at the Special Meeting.

Vote Required

          Approval of the Plan of Reorganization will require the affirmative vote of the holders of a majority of shares of the Growth and Income Fund outstanding and entitled to vote. Shareholders of the Growth and Income Fund are entitled to one vote for each share. Fractional shares are entitled to proportional voting rights.

Effect of Abstentions and Broker “Non-Votes”

          For purposes of determining the presence of a quorum for transacting business at the Special Meeting, executed proxies marked as abstentions and broker “non-votes” (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated as shares that are present for quorum purposes but which have not been voted. Such instructions will have the same effect as that of a vote against approval of the Plan of Reorganization, because approval requires the affirmative vote of the holders of a majority of shares of the Growth and Income Fund outstanding, without regard to presence at the Special Meeting.

Adjournments

          If a quorum is not present in person or by proxy at the time the Special Meeting is called to order, the persons named as proxies may vote those proxies that have been received to adjourn the Special Meeting at a later date. If a quorum is present but there are not sufficient votes in favor of the Plan of Reorganization, the persons named as proxies may propose one or more adjournments of the Special Meeting to permit further solicitation of proxies concerning the Plan of Reorganization. Any adjournment will require the affirmative vote of a majority of the Fund’s shares present at the session of the Special Meeting to be adjourned. If an adjournment of the Special Meeting is proposed because there are not sufficient votes in favor of the Plan of Reorganization, the persons named as proxies will vote those proxies favoring the Plan of Reorganization in favor of adjournment, and will vote those proxies against the Plan of Reorganization against adjournment.

Future Shareholder Proposals

          You may request inclusion in the HSBC Investor Funds proxy statement for shareholder meetings certain proposals for action which you intend to introduce at such meeting. Any shareholder proposals must be presented a reasonable time before the proxy materials for the next meeting are sent to shareholders. The submission of a proposal does not guarantee its inclusion in the proxy statement and is subject to limitations under the federal securities laws. The Trust is not required to hold regular meetings of shareholders, and in order to minimize its costs, does not intend to hold meetings of the shareholders unless so required by applicable law, regulation, regulatory policy, or unless otherwise deemed advisable by the Board of Trustees of the Trust. Therefore, it is not practicable to specify a date by which proposals must be received in order to be incorporated in an upcoming proxy statement for a meeting of shareholders.

Record Date and Outstanding Shares

          Only shareholders of record of the Growth and Income Fund at the close of business on the Record Date are entitled to notice of and to vote at the Special Meeting and at any postponement or adjournment thereof. At the close of business on the Record Date, there were [SHARES] shares of the Growth and Income Fund outstanding and entitled to vote.

Security Ownership of Certain Beneficial Owners and Management

          Unless otherwise noted below, as of the Record Date, the current officers and Trustees of the Funds in the aggregate beneficially owned less than 1% of the Class A, Class B, Class C and Class I shares of the Growth and Income Fund and the Class A, Class B, Class C and Class I shares of the Growth Fund, respectively.

          As of the Record Date, the following persons owned of record or beneficially 5% or more of the outstanding shares of the class identified of the Growth and Income Fund and the Growth Fund, respectively:

[TO BE UPDATED WITH RECORD DATE INFORMATION AS OF JULY 25, 2008]

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Name and Address of Owner	Fund/Class	Number of Shares	Percentage Ownership

          The votes of the shareholders of the Growth Fund are not being solicited since their approval or consent is not necessary for the Reorganization to take place.

Information About the Funds

          Each Fund is subject to the informational requirements of the Securities Exchange Act and certain other federal securities statutes, and files reports and other information with the SEC. Proxy materials, reports and other information filed by the Funds can be inspected and copied at the Public Reference Facilities maintained by the SEC at 100 F Street NE, Room 1580, Washington, DC 20549. The SEC maintains an Internet World Wide Web site (at http://www.sec.gov) which contains other information about the Funds.

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EXHIBIT A

FORM OF PLAN OF REORGANIZATION

          THIS PLAN OF REORGANIZATION (“Reorganization Plan”) is adopted this ____ day of ______, 2008 by HSBC Investor Funds, with its principal place of business at 452 Fifth Avenue, New York, NY 10018, on behalf of its Series, HSBC Investor Growth and Income Fund (“Acquired Fund”) and HSBC Investor Growth Fund (“Acquiring Fund”) and by HSBC Investor Portfolios, with its principal place of business at 452 Fifth Avenue, New York, NY 10018, on behalf of its Series, HSBC Investor Growth Portfolio (“Portfolio”), the master portfolio in which the Acquiring Fund invests all of its assets.

          This Reorganization Plan is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (“Code”). The reorganization and liquidation will consist of the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange for Class A, B, C and I shares of beneficial interest of the Acquiring Fund (“Acquiring Fund Shares”), the simultaneous contribution by the Acquiring Fund of the assets of the Acquired Fund to the Portfolio, the assumption by the Acquiring Fund of all liabilities of the Acquired Fund, and the distribution of the Acquiring Fund Shares to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund, as provided herein (“Reorganization”), all upon the terms and conditions hereinafter set forth in this Reorganization Plan.

          WHEREAS, the Acquired Fund and the Acquiring Fund are each a series of an open-end, registered investment company of the management type and the Acquired Fund, through its investment in the Portfolio, owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest;

          WHEREAS, The Portfolio is a series of an open-end, registered investment company of the management type and serves as the master fund in a master/feeder structure in which the Acquiring Fund invests all of its assets;

          WHEREAS, the Trustees of the Trust have determined, with respect to the Acquiring Fund, that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquiring Fund and that the interests of the existing shareholders of the Acquiring Fund would not be diluted as a result of this transaction; and

          WHEREAS, the Trustees of the Trust have determined, with respect to the Acquired Fund, that the exchange of all of the assets of the Acquired Fund for the Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquired Fund and that the interests of the existing shareholders of the Acquired Fund would not be diluted as a result of this transaction;

          NOW, THEREFORE, the Trust on behalf of the Acquiring Fund and Acquired Fund, separately, hereby approves the Reorganization Plan on the following terms and conditions:

1.

TRANSFER OF ASSETS OF THE ACQUIRED FUND TO THE ACQUIRING FUND IN EXCHANGE FOR ACQUIRING FUND SHARES, THE CONTRIBUTION OF SUCH ASSETS TO THE PORTFOLIO, THE ASSUMPTION OF ALL ACQUIRED FUND LIABILITIES AND THE LIQUIDATION OF THE ACQUIRED FUND

          1.1. Subject to the requisite approval of the Acquired Fund’s shareholders and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Trust will transfer all of the Acquired Fund’s assets, as set forth in paragraph 1.2, to the Acquiring Fund, and the Acquiring Fund agrees in exchange therefor: (i) to deliver to the Acquired Fund the number of full and fractional Acquiring Fund Shares, determined by dividing the value of the Acquired Fund’s net assets with respect to the corresponding class, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Fund Share of the corresponding class, computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume all liabilities of the Acquired Fund, as set forth in paragraph 1.3. Such transactions shall take place on the date of the closing provided for in paragraph 3.1 (“Closing Date”).

          1.2. The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests and dividends or interests receivable that are owned by the Acquired Fund and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the Closing Date (collectively, “Assets”).

          1.3. Immediately after the transfer of Assets provided for in paragraph 1.1, the Acquiring Fund will contribute the Assets so acquired to the Portfolio.

          1.4. The Acquired Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date. The Acquiring Fund shall also assume all of the liabilities of the Acquired Fund, whether accrued or contingent, known or unknown, existing at the Valuation Date as defined in paragraph 2.1 (collectively, “Liabilities”). On or as soon as practicable prior to the Closing Date, the Acquired Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all (and in no event less than 98%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

          1.5. Immediately after the transfer of Assets provided for in paragraph 1.1, the Acquired Fund will distribute to its respective shareholders of record with respect to the class of shares, determined as of immediately after the close of business on the Closing Date (“Acquired Fund Shareholders”), on a pro rata basis within that class, the Acquiring Fund Shares of the corresponding class received by the Acquired Fund pursuant to paragraph 1.1, and will completely liquidate. Such distribution and liquidation will be accomplished, with respect to the class of the Acquired Fund’s shares, by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders. The aggregate net asset value of Class A, B, C and I Acquiring Fund Shares to be so credited to Class A, B, C and I Acquired Fund Shareholders shall be equal to the aggregate net asset value of the shares of common stock of the Acquired Fund (“Acquired Fund Shares”) of the corresponding class owned by Acquired Fund Shareholders on the Closing Date. All issued and outstanding shares of the Acquired Fund will simultaneously be canceled on the books of the Acquired Fund, although shares certificates representing interests in Class A, B, C and I shares of the Acquired Fund will represent a number of the corresponding class of Acquiring Fund Shares after the Closing Date, as determined in accordance with Section 2.3. The Acquiring Fund shall not issue certificates representing the Class A, B, C and I Acquiring Fund Shares in connection with such exchange.

          1.6. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund’s Transfer Agent, as defined in paragraph 3.3.

          1.7. Any reporting responsibility of the Acquired Fund, including, but not limited to, the responsibility for filing regulatory reports, tax returns, or other documents with the Securities and Exchange Commission (“Commission”), any state securities commission, and any Federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund.

2.       VALUATION

          2.1. The value of the Assets shall be the value of such Assets computed as of immediately after the close of business of the New York Stock Exchange and after the declaration of any dividends on the Closing Date (such time and date being hereinafter called the “Valuation Date”), using the valuation procedures set forth in then-current prospectus and statement of additional information with respect to the Acquired Fund, and valuation procedures established by the Acquired Fund’s Board of Trustees.

          2.2. The net asset value of a Class A, B, C and I Acquiring Fund Share shall be the net asset value per share computed with respect to that class as of the Valuation Date, using the valuation procedures set forth in the Acquiring Fund’s then-current prospectus and statement of additional information, and valuation procedures established by the Acquiring Fund’s Board of Trustees.

          2.3. The number of the Class A, B, C and I Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund’s Assets shall be determined by dividing the value of the net assets with respect to the Class A, B, C and I of the Acquired Fund determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of an Acquiring Fund Share, determined in accordance with paragraph 2.2.

          2.4. All computations of value shall be made by the Acquiring Fund’s designated recordkeeping agent.

3.        CLOSING AND CLOSING DATE

          3.1. The Closing Date shall be August 22, 2008 or such other date as the parties may agree. All acts taking place at the closing of the transactions provided for in this Reorganization Plan (“Closing”) shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of 4:00 p.m., Eastern Time. The Closing shall be held at the offices of the Trust or at such other time and/or place as the Board of Trustees or officers of the Trust may designate.

          3.2. The Trust shall direct the Custodian for the Acquired Fund (“Custodian”), to deliver, at the Closing, a certificate of an authorized officer stating that (i) the Assets shall have been delivered in proper form to the Acquiring Fund within two business days prior to or on the Closing Date, and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable Federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Acquired Fund’s portfolio securities represented by a certificate or other written instrument shall be transferred and delivered by the Acquired Fund as of the Closing Date for the account of the Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Acquired Fund shall direct the Custodian to deliver portfolio securities and instruments deposited with a securities depository, as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (the “1940 Act”), as of the Closing Date by book entry in accordance with the customary practices of such depositories and the custodian for the Acquiring Fund.

          3.3. The Trust shall direct Citi Fund Services Ohio, Inc., in its capacity as transfer agent for the Acquired Fund (“Transfer Agent”), to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Fund Shareholders and the number and percentage ownership of outstanding Class A, B, C and I shares owned by each such shareholder immediately prior to the Closing.

          3.4. In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund (each, an “Exchange”) shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Trustees of the Trust, accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund, respectively, is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

4.        REPRESENTATIONS AND WARRANTIES

          4.1. The Trust, on behalf of the Acquired Fund, represents and warrants to the Acquiring Fund, as follows:

          (a) The Acquired Fund is duly organized as a series of the Trust, which is a business trust validly existing and in good standing under the laws of the Commonwealth of Massachusetts, with power under the Trust’s Declaration of Trust, as amended from time to time, to own all of its Assets and to carry on its business as it is now being conducted;

          (b) The Trust is a registered investment company classified as a management company of the open-end type, and its respective registration with the Commission as an investment company under the 1940 Act, and the registration of Class A, B, C and I Acquired Fund Shares under the Securities Act of 1933, as amended (“1933 Act”), is in full force and effect;

          (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (“1934 Act”), and the 1940 Act, and such as may be required by state securities laws;

          (d) The current prospectus and statement of additional information of the Acquired Fund and each prospectus and statement of additional information of the Acquired Fund used at all times prior to the date of this Reorganization Plan conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

          (e) On the Closing Date, the Acquired Fund will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Fund;

          (f) The Acquired Fund is not engaged currently, and the execution, delivery and performance of this Reorganization Plan will not result, in (i) a material violation of the Trust’s Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquired Fund is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquired Fund, is a party or by which it is bound;

          (g) All material contracts or other commitments of the Acquired Fund (other than this Reorganization Plan and certain investment contracts, including options, futures, and forward contracts) will terminate without liability to the Acquired Fund on or prior to the Closing Date;

          (h) Except as otherwise disclosed in writing to and accepted by the Acquiring Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Acquired Fund or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Acquired Fund knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

          (i) The financial statements of the Acquired Fund as of and for the year ended October 31, 2007 have been audited by KPMG LLP, independent registered public accounting firm. Such statements are in accordance with accounting principles generally accepted in the United States of America (“GAAP”) consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) present fairly, in all material respects, the financial condition of the Acquired Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquired Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

          (j) Since October 31, 2007, there has not been any material adverse change in the Acquired Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund. For the purposes of this subparagraph (j), a decline in net asset value per share of Acquired Fund Shares due to declines in market values of securities held by the Acquired Fund, the discharge of the Acquired Fund’s liabilities, or the redemption of the Acquired Fund’s shares by shareholders of the Acquired Fund shall not constitute a material adverse change;

          (k) On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquired Fund’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

          (l) For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Fund has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been (or will be) eligible to and has computed (or will compute) its Federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date, and before the Closing Date will have declared dividends sufficient to distribute all of its investment company taxable income and net capital gain for the period ending on the Closing Date;

          (m) All issued and outstanding shares of the Acquired Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Trust and in every state where sold, such sales have been in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. All of the issued and outstanding shares of the Acquired Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Fund, as provided in paragraph 3.3. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Acquired Fund, nor is there outstanding any security convertible into any of the Acquired Fund’s shares;

          (n) The adoption and performance of this Reorganization Plan will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Trustees of the Trust, and subject to the approval of the shareholders of the Acquired Fund, this Reorganization Plan will constitute a valid and binding obligation of the Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles; and

          (o) The information to be furnished by the Acquired Fund for use in registration statements, proxy materials and other documents filed or to be filed with any Federal, state or local regulatory authority (including the National Association of Securities Dealers, Inc.), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto.

4.2. The Trust, on behalf of the Acquiring Fund, represents and warrants to the Acquired Fund as follows:

          (a) The Acquiring Fund is duly organized as a series of the Trust, which is a business trust duly organized, validly existing, and in good standing under the laws of the Commonwealth of Massachusetts with power under the Trust’s Declaration of Trust to own all of its properties and assets and to carry on its business as it is now being conducted;

          (b) The Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of the Class A, B, C and I Acquiring Fund Shares under the 1933 Act, is in full force and effect;

          (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

          (d) The current prospectus and statement of additional information of the Acquiring Fund and each prospectus and statement of additional information of the Acquiring Fund used at all times prior to the date of this Reorganization Plan conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

          (e) On the Closing Date, the Acquiring Fund will have good and marketable title to the Acquiring Fund’s assets, free of any liens or other encumbrances, except those liens or encumbrances as to which the Acquired Fund has received notice and necessary documentation at or prior to the Closing;

          (f) The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Reorganization Plan will not result, in (i) a material violation of the Trust’s Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Fund is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquiring Fund is a party or by which it is bound;

          (g) Except as otherwise disclosed in writing to and accepted by the Acquired Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to the Acquiring Fund’s knowledge, threatened against the Acquiring Fund or any of the Acquiring Fund’s properties or assets that, if adversely determined, would materially and adversely affect the Acquiring Fund’s financial condition or the conduct of its business. The Acquiring Fund knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

          (h) The financial statements of the Acquiring Fund as of and for the year ended October 31, 2007 have been audited by KPMG LLP, independent registered public accounting firm. Such statements are in accordance with GAAP consistently applied, and such statements (copies of which have been furnished to the Acquired Fund) present fairly, in all material respects, the financial condition of the Acquiring Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

          (i) Since October 31, 2007 there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Fund. For purposes of this subparagraph (i), a decline in net asset value per share of the Acquiring Fund’s shares due to declines in market values of securities held by the Acquiring Fund, the discharge of the Acquiring Fund’s liabilities, or the redemption of the Acquiring Fund’s shares by shareholders of the Acquiring Fund, shall not constitute a material adverse change;

          (j) On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquiring Fund’s knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

          (k) For each taxable year of its operation (including the taxable year that includes the Closing Date), the Acquiring Fund has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been eligible to (or will be eligible to) and has computed (or will compute) its Federal income tax under Section 852 of the Code, and has distributed all of its investment company taxable income and net capital gain (as defined in the Code) for periods ending prior to the Closing Date;

          (l) All issued and outstanding Acquiring Fund Shares are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Trust and in every state where sold, such sales have been in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares;

          (m) The adoption and performance of this Reorganization Plan will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Trustees of the Trust, on behalf of the Acquiring Fund, and this Reorganization Plan will constitute a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

          (n) The Class A, B, C and I Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to the terms of this Reorganization Plan, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable by the Acquiring Fund; and

          (o) The information to be furnished by the Acquiring Fund for use in the registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations applicable thereto; and

          (p) That insofar as it relates to the Trust and the Acquiring Fund, the Registration Statement relating to the Acquiring Fund Shares issuable hereunder and the proxy materials of the Acquired Fund to be included in the Registration Statement, and any amendment or supplement to the foregoing will, from the effective date of the Registration Statement through the date of the meeting of shareholders of the Acquired Fund contemplated therein and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading, provided, however, that the representations and warranties of this subparagraph (p) shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquired Fund for use therein, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act, and the 1940 Act and the rules and regulations thereunder.

5.       COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

          5.1. The Acquiring Fund and the Acquired Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.

          5.2. To the extent required by applicable law, the Trust will call a meeting of the shareholders of the Acquired Fund to consider and act upon this Reorganization Plan and to take all other action necessary to obtain approval of the transactions contemplated herein.

          5.3. The Acquired Fund covenants that the Class A, B, C and I Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Reorganization Plan.

          5.4. The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund’s shares.

          5.5. Subject to the provisions of this Reorganization Plan, the Acquiring Fund and the Acquired Fund will each take, or cause to be taken, all action, and do or cause to be done all things, reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Reorganization Plan.

          5.6. As soon as is reasonably practicable after the Closing, the Acquired Fund will make a liquidating distribution to its respective shareholders consisting of the Class A, B, C and I Acquiring Fund Shares received at the Closing.

          5.7. The Acquiring Fund and the Acquired Fund shall each use their reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Reorganization Plan as promptly as practicable.

          5.8. The Acquired Fund covenants that it will, from time to time, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as the Acquiring Fund may reasonably deem necessary or desirable in order to vest in and confirm the Acquiring Fund’s and/or Portfolio’s title to and possession of all the Assets and otherwise to carry out the intent and purpose of this Reorganization Plan.

          5.9. The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

6.       CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

          The obligations of the Acquired Fund to consummate the transactions provided for herein shall be subject, at the Acquired Fund’s election, to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

          6.1. All representations and warranties of the Acquiring Fund and the Trust contained in this Reorganization Plan shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Reorganization Plan, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

          6.2. The Trust and the Acquiring Fund shall have performed all of the covenants and complied with all of the provisions required by this Reorganization Plan to be performed or complied with by the Trust and the Acquiring Fund, on or before the Closing Date; and

          6.3. The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Class A, B, C and I Acquiring Fund Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1.

7.      CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

          The obligations of the Acquiring Fund to complete the transactions provided for herein shall be subject, at the Acquiring Fund’s election, to the performance by the Acquired Fund of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

          7.1. All representations and warranties of the Trust and the Acquired Fund, contained in this Reorganization Plan shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Reorganization Plan, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

          7.2. The Trust and the Acquired Fund shall have performed all of the covenants and complied with all of the provisions required by this Reorganization Plan to be performed or complied with by the Acquired Fund, on or before the Closing Date;

          7.3. The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Class A, B, C and I Acquiring Fund Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1; and

          7.4. The Acquired Fund shall have declared and paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to 4:00 p.m. Eastern time on the Closing Date; and (ii) any undistributed investment company taxable income and net realized capital gains from any period to the extent not otherwise already distributed.

8.	FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

          If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to the Acquired Fund or the Acquiring Fund, the other party to this Reorganization Plan shall, at its option, not be required to consummate the transactions contemplated by this Reorganization Plan:

          8.1. The Reorganization Plan and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with the provisions of the Trust’s Declaration of Trust and By-Laws, applicable Massachusetts law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither the Acquired Fund nor the Acquiring Fund may waive the conditions set forth in this paragraph 8.1;

          8.2. On the Closing Date no action, suit or other proceeding shall be pending or, to the Trust’s knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Reorganization Plan or the transactions contemplated herein;

          8.3. All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Acquiring Fund or Acquired Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions;

          8.4. The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

          8.5. Dechert LLP shall deliver an opinion addressed to the Trust, substantially to the effect that, based upon certain facts, assumptions, and representations, the transaction contemplated by this Reorganization Plan shall constitute a tax-free reorganization for Federal income tax purposes, unless, based on circumstances existing at the time of Closing, Dechert LLP determines that the transaction contemplated by this Reorganization Plan does not qualify as such. The delivery of such opinion is conditioned upon receipt by Dechert LLP of representations it shall request of the Trust. Notwithstanding anything herein to the contrary, the Trust may not waive the condition set forth in this paragraph 8.5.

9.	BROKERAGE FEES AND EXPENSES

          9.1. The Acquiring Fund and Acquired Fund represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

          9.2. The expenses relating to the proposed Reorganization will be borne solely by HSBC Investments (USA) Inc. No such expenses shall be borne by the Acquired Fund or the Acquiring Fund. The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, if any, preparation of the Registration Statement, printing and distributing the Proxy Statement, legal fees, accounting fees, securities registration fees, and expenses of holding shareholders’ meetings. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code.

10.	ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

          The representations, warranties and covenants contained in this Reorganization Plan or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.

11.	TERMINATION

          This Reorganization Plan and the transactions contemplated hereby may be terminated and abandoned by resolution of the Board of Trustees of the Trust at any time prior to the Closing Date, if circumstances should develop that, in the opinion of the Board, make proceeding with the Reorganization Plan inadvisable.

12.	AMENDMENTS

          This Reorganization Plan may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of the Trust; provided, however, that following the meeting of the shareholders of the Acquired Fund called by the Trust, pursuant to paragraph 5.2 of this Reorganization Plan, no such amendment may have the effect of changing the provisions for determining the number of Class A, B, C and I Acquiring Fund Shares to be issued to the Class A, B, C and I Acquired Fund Shareholders under this Reorganization Plan to the detriment of such shareholders without their further approval.

13.	HEADINGS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

          13.1. The Article and paragraph headings contained in this Reorganization Plan are for reference purposes only and shall not affect in any way the meaning or interpretation of this Reorganization Plan.

          13.2. This Reorganization Plan shall be governed by and construed in accordance with the laws of the State of New York without regard to its principles of conflicts of laws.

          13.3. This Reorganization Plan shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Reorganization Plan.

          IN WITNESS WHEREOF, the Board of Trustees of the Trust has caused this Reorganization Plan to be approved on behalf of the Acquiring Fund and the Acquired Fund.

HSBC Investor Funds

By:

Name: Richard A. Fabietti
Title: President

HSBC Investor Portfolios

By:

Name: Richard A. Fabietti
Title: President

EXHIBIT B

SHAREHOLDER INFORMATION

Pricing of Fund Shares

How NAV is Calculated

The NAV for each class of shares is calculated by dividing the total value of the Fund’s investments and other assets attributable to a class less any liabilities attributable to that class, by the total number of outstanding shares of that class:

NAV =
Total Assets – Liabilities

Number of Shares
Outstanding

The value of assets in the Fund’s portfolio is determined on the basis of their market value, or where market quotations are not readily available or are deemed unreliable due to a significant event or otherwise, based on fair value as determined in good faith in accordance with the procedures established by, and under the general supervision of, the Fund’s Board of Trustees. The Fund may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. The value of portfolio securities held by the Fund may change on days when shareholders will not be able to purchase or redeem shares.

The net asset value per share (NAV) is determined once each day at the close of regular trading on the New York Stock Exchange, normally at 4 p.m. Eastern time on days the Exchange is open.

The New York Stock Exchange is open every weekday except for the days on which national holidays are observed. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed and an investor is not able to purchase, redeem or exchange shares. The Fund will be closed on Columbus Day and Veterans Day.

Your order for the purchase, sale or exchange of shares is priced at the next NAV calculated after your order is accepted by the Fund plus any applicable sales charge. If you sell Class B Shares or Class C Shares, a contingent deferred sales load may apply, which would reduce the amount of money paid to you by the Fund. For more information about sales charges, see the section on “Distribution Arrangements/Sales Charges.”

Fair Value Pricing Policies

A Fund or Portfolio will fair value price its securities when market quotations are not readily available. Generally, this would include securities for which trading has been halted, securities whose value has been materially affected by the occurrence of a significant event (as defined below), securities whose price has become stale (i.e., the market price has remained unchanged for five business days), and other securities where a market price is not available from either a national pricing service or a broker. In addition, the exception-priced securities (i.e., securities for which the market value is provided by a quote from a single broker rather than a national pricing service) will be reviewed on a quarterly basis. In these situations, Board-approved methodologies are employed to determine a fair value for the securities. Fair valuations will be reviewed by the Board of Trustees on a quarterly basis. Fair value pricing should result in a more accurate determination of the Fund’s net asset value price, which should eliminate the potential for stale pricing arbitrage opportunities in a Fund. However, fair value pricing involves the risk that the values used by a Fund to price its investments may be different from those used by other investment companies and investors to price the same investments.

A “significant event” is one that occurred prior to the Fund’s valuation time, is not reflected in the most recent market price of a security, and materially affects the value of a security. Generally, such “significant events” relate to developments in foreign securities that occur after the close of trading in their respective markets. The Fund’s accounting agent may obtain fair value prices of foreign securities through utilization of a Fair Value Pricing Service previously approved by the Board where a movement in the U.S. equities market is sufficiently large to constitute a trigger established by the Board.

Purchasing and Adding to Your Shares

Purchasing Shares

You may purchase shares of the Fund through the Distributor or through banks, brokers and other investment representatives, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative or institution for specific information.

Orders received by a dealer or selling agent that has been authorized to accept orders for Fund shares on the Trust’s behalf, that are received such authorized agent prior to the time at which the Fund determines its NAV, will be deemed accepted by the Trust the same day and will be executed at that day’s closing share price. Each authorized dealer’s or selling agent’s agreement with HSBC Investor Funds or the Distributor allows those orders to be executed at the closing share price on such day, although the order may not be transmitted to the Trust or the Distributor until after the time at which the Fund determines its NAV.

Delivery of Shareholder Documents

In an effort to reduce the cost associated with the printing and mailing of prospectuses and annual reports and semi-annual reports as well as reduce the likelihood of our shareholders receiving duplicative mailings, the Fund intends to mail only one prospectus and shareholder report to shareholders having the same last name and residing at a common address. If you wish to receive separate copies of the prospectuses and shareholder reports, please contact your Financial Advisor or Account Officer at the institution where you have your account.

If you are a client of HSBC Securities (USA) Inc., please send your request to the address below:

HSBC Securities Mutual Funds
452 Fifth Avenue — 2nd Floor
New York, New York 10018

If your account is direct with the Fund, please mail your request to the address below:

HSBC Investor Funds
PO Box 182845
Columbus, Ohio 43218-2845

The Fund will begin sending you individual copies of prospectuses and shareholder reports thirty days after receiving your request.

If you have any questions regarding the delivery of shareholder documents, please call 1-888-525-5757.

All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks, money orders, travelers’ checks and credit card convenience checks are not accepted. Bank starter checks will not be accepted for initial purchases.

A Fund may waive its minimum purchase requirement and the Distributor may reject a purchase order if it considers it in the best interest of the Fund and its shareholders.

Investment minimums for any class may be waived, at the discretion of the Investment Adviser, for investments in the Fund by clients of the adviser and its affiliates.

Account Type	Minimum Initial Investment	Minimum Subsequent Investment

Class A, B or C Shares
Regular (non-retirement)	$1,000	$100

Retirement (IRA)	$250	$100

Automatic Investment Plan	$250	$25

Class I Shares
Regular (non-retirement)	$5,000,000	N/A

Avoid 28% Tax Withholding

The Fund is required to withhold 28% of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Fund with their certified taxpayer identification number in compliance with Internal Revenue Service (“IRS”) rules, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax; rather it is a way in which the IRS ensures that it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability. To avoid this, make sure you provide your correct Tax Identification Number (social security number for most investors) on your account application.

Instructions for Opening or Adding to an Account

By Regular or By Overnight Service

Initial Investment:

If purchasing through your financial adviser or brokerage account, simply tell your adviser or broker that you wish to purchase shares of the Fund and he or she will take care of the necessary documentation. For all other purchases, follow the instructions below.

1.

Carefully read, complete, and sign the account application. Establishing your account privileges now saves you the inconvenience of having to add them later. A copy of the application can be obtained on the Funds’ website at www.investorfunds.us.hsbc.com.

2.	Make your check payable to “HSBC Investor Funds” and include the name of the appropriate Fund(s) on the check.

3.	Mail to: HSBC Investor Funds, PO Box 182845, Columbus, Ohio 43218-2845.

Subsequent Investment:

1.	Use the investment slip attached to your account statement.

Or, if unavailable,

2.	Include the following information in writing:

	•	Fund name

	•	Share class

	•	Amount invested

	•	Account name

	•	Account number

3.	Mail to: HSBC Investor Funds, PO Box 182845, Columbus, Ohio 43218-2845.

Electronic vs. Wire Transfer

Wire transfers allow financial institutions to send funds to each other, almost instantaneously. With an electronic purchase or sale, the transaction is made through the Automated Clearing House (ACH) and may take up to eight days to clear. There is generally no fee for ACH transactions.

Electronic Purchases

Your bank must participate in the Automated Clearing House (ACH) and must be a United States Bank. Your bank or broker may charge for this service.

Select the electronic purchase option on your account application or call 1-800-782-8183. Your account can generally be set up for electronic purchases within 15 days.

Call 1-800-782-8183 to arrange a transfer from your bank account.

By Wire Transfer

For information on how to request a wire transfer, call 1-800-782-8183.

Automatic Investment Plan

You can make automatic investments in the Fund from your bank account, through payroll deduction or from your federal employment, Social Security or other regular government checks. Automatic investments can be as little as $25, once you’ve invested the $250 minimum required to open the account.

To invest regularly from your bank account:

Complete the Automatic Investment Plan portion on your Account Application.

Make sure you note:

▪	Your bank name, address and account number

▪	The amount you wish to invest automatically (minimum $25)

▪	How often you want to invest (every month, 4 times a year, twice a year or once a year)

▪	Attach a voided personal check.

To invest regularly from your paycheck or government check:

Call 1-800-782-8183 for an enrollment form.

Directed Dividend Option

By selecting the appropriate box in the Account Application, you can elect to receive your distributions in cash (check) or have distributions (capital gains and dividends) reinvested in the Fund or reinvested in another HSBC Investor Fund without a sales charge. You must maintain the minimum balance in each Fund into which you plan to reinvest dividends or the reinvestment will be suspended and your dividends paid to you. The Fund may modify or terminate this reinvestment option without notice. You can change or terminate your participation in the reinvestment option at any time by calling 1-800-782-8183.

Customer Identification Program

To help the U.S. Government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on U.S. Government lists of known or suspected terrorists and terrorist organizations.

As a result, the Fund must obtain the following information for each person that opens a new account:

•	Name;

•	Date of birth (for individuals);

•	Residential or business street address (although post office boxes are still permitted for mailing); and

•	Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

Federal law prohibits the Fund and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Fund may restrict your ability to purchase additional shares until your identity is verified. The Fund may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

Market Timing

In accordance with policies and procedures adopted by the Board of Trustees, the Fund discourages market timing and other excessive trading practices. The Fund is intended primarily for use as a long-term investment vehicle. Frequent short-term (market timing) trading practices may disrupt portfolio management strategies, increase brokerage and administrative costs, harm Fund performance and result in dilution in the value of Fund shares held by longer-term shareholders.

To deter market timing, the Fund imposes a redemption fee on shares sold or exchanged within thirty days of purchase. Redemption fees are not charged on specified types of redemptions that do not indicate market timing strategies, such as redemptions of shares through automatic non-discretionary rebalancing programs or systematic withdrawal plans. Further exceptions and information are found in this prospectus under “Shareholder Information—Selling Your Shares—Redemption Fee.” As a further deterrent to excessive trading, many foreign securities held by the Fund are priced by an independent pricing service using fair valuation methodologies approved and monitored by the Board of Trustees. For more information on fair valuation, see “Shareholder Information – Pricing of Fund Shares – Fair Value Pricing Policies.”

The Fund and the Adviser reserve the right to reject or restrict purchase or exchange requests from any investor and also reserve the right to close any account in which a pattern of excessive trading has been identified.

The Fund cannot guarantee that it will detect every market timer due to the limitations inherent in its technological systems. In addition, although the Fund will attempt to assess the redemption fee on all applicable redemptions, the Fund cannot guarantee that it will succeed in doing so. Although the Fund attempts to collect redemption fees uniformly, certain omnibus accounts or retirement plans that trade through financial intermediaries may be unable or unwilling to collect the redemption fee from their underlying accounts. Under Rule 22c-2 of the Investment Company Act of 1940, the Fund has entered into agreements with financial intermediaries obligating them to provide, upon the Fund’s request, information regarding their customers and their customers’ transactions in shares of the Fund. However, there can be no guarantee that all market timing will be detected in a timely manner, since the Fund will rely on the financial intermediaries to provide the trading information, and the Fund cannot be assured that the trading information, when received, will be in a format that can be quickly analyzed or evaluated by the Fund. The Fund reserves the right to modify its policies and procedures at any time without prior notice as the Fund deems necessary in its sole discretion to be in the best interests of Fund shareholders, or to comply with state or Federal legal requirements.

Selling Your Shares

You may sell your shares at any time. Your sales price will be the next NAV after your sell order is received in proper form by the Fund, its transfer agent, or your investment representative. Normally you will receive your proceeds within a week after your request is received.

Withdrawing Money from Your Fund Investment

As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.

Contingent Deferred Sales Charge

When you sell Class B or Class C Shares, you will be charged a fee for any shares that have not been held for a sufficient length of time. These fees will be deducted from the money paid to you. See the section on “Distribution Arrangements/Sales Charges” for details.

Instructions for Selling Shares

If selling your shares through your financial adviser or broker, ask him or her for redemption procedures. Your adviser and/or broker may have transaction minimums and/or transaction times that will affect your redemption. For all other sales transactions, follow the instructions below.

By Telephone

(unless you have declined telephone sales privileges)

1.	Call 1-800-782-8183 with instructions as to how you wish to receive your funds (mail, wire, electronic transfer). (See “Selling Your Shares—Verifying Telephone Redemptions”)

By Mail or Overnight Service

(See “Selling Your Shares—Redemptions in Writing Required”)

1.	Call 1-800-782-8183 to request redemption forms or write a letter of instruction indicating:

	•	your Fund and account number

	•	amount you wish to redeem

	•	address where your check should be sent

	•	account owner signature

2.	Mail to: HSBC Investor Funds, PO Box 182845, Columbus, Ohio 43218-2845.

Wire Transfer

You must select this option on your account application.
Call 1-800-782-8183 to request a wire transfer.

If you call by 4 p.m. Eastern time, your payment will normally be wired to your bank on the next business day. Otherwise, it will normally be wired on the second business day after your call.

The Fund may charge a wire transfer fee.
NOTE: Your financial institution may also charge a separate fee.

Electronic Redemptions

Call 1-800-782-8183 to request an electronic redemption. Your bank must participate in the Automated Clearing House (ACH) and must be a U.S. bank. If you call by 4 p.m. Eastern time, the NAV of your shares will normally be determined on the same day and the proceeds credited within 7 days. Your bank may charge for this service.

Systematic Withdrawal Plan

You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $50. To activate this feature:

•	Make sure you have checked the appropriate box on the Account Application, or call 1-800-782-8183.

•	Include a voided personal check.

•	Your account must have a value of $10,000 or more to start withdrawals.

•	If the value of your account falls below $1,000, you may be asked to add sufficient funds to bring the account back to $1,000, or the Fund may close your account and mail the proceeds to you.

Redemptions in Writing Required

You must request redemption in writing in the following situations:

1.	Redemptions by Individual Retirement Accounts (“IRAs”).

2.	Redemption requests requiring a signature guarantee, which include any of the following:

	•	Your account address has changed within the last 15 business days;

	•	The check is not being mailed to the address on your account;

	•	The check is not being made payable to the owner of the account;

	•	The redemption proceeds are being transferred to another Fund account with a different registration; or

	•	The redemption proceeds are being wired to bank instructions currently not on your account.

You must obtain a signature guarantee from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

Verifying Telephone Redemptions

The Fund makes every effort to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions.

Redemptions Within 10 Days of Shares Purchased by Check

When you have made an investment by check and subsequently request a redemption, you will not receive the redemption proceeds until the Fund’s transfer agent is satisfied that the check has cleared (which may require up to 10 business days).

Redemption Fee

The Fund will charge a redemption fee of 2.00% of the total redemption amount if you sell or exchange your shares after holding them for less than 30 days, subject to certain exceptions and limitations as described below. The redemption fee is paid directly to the Fund and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading of Fund shares. For purposes of determining whether the redemption fee applies, the shares that were held the longest will be redeemed first.

The redemption fee will not apply to shares representing the reinvestment of dividends and capital gains distributions. The redemption fee may also not apply on certain types of accounts such as certain omnibus accounts or retirement plans or other accounts to which application of the redemption fee is not technologically feasible. The redemption fee may also not apply to redemptions that do not indicate market timing strategies, such as redemptions of shares through automatic non-discretionary rebalancing programs, systematic withdrawal plans, redemptions requested within 30 days following the death or disability of the shareholder (or, if a trust, its beneficiary), redemptions requested pursuant to minimum required distributions from retirement plans or redemptions initiated by the Fund.

Delay in Payment of Redemption Proceeds

Payment for shares may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

Redemption Proceeds

Redemption proceeds are generally paid in cash, but the Fund reserves the right to pay all or part of any redemption proceeds in kind, that is, in securities with a market value equal to the redemption price. If the Fund makes a payment in securities, the securities will be valued in the same manner as NAV is calculated. The Fund may provide these securities in lieu of cash without prior notice. You would have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains you may realize from the sale, or from the sale of securities you receive.

Suspension of Redemptions

The Fund may suspend the right of redemption and postpone for more than seven days the date of payment upon redemption: (i) during periods when the New York Stock Exchange is closed for other than weekends and holidays or when trading on such Exchange is restricted, (ii) during periods in which, as a result of emergency, disposal, or evaluation of the net asset value, of the portfolio securities is not reasonably practicable or (iii) for such other periods as the SEC may permit.

Closing of Small Accounts

If your account falls below $50 due to redemptions, the Fund may ask you to increase your balance. If it is still below $50 after 30 days, the Fund may close your account and send you the proceeds at the current NAV.

Undeliverable or Uncashed Checks

Any check tendered in payment of a redemption transaction that cannot be delivered by the post office or which remains uncashed for more than six months may be reinvested in the shareholder’s account at the then-current NAV. No interest will accrue on amounts represented by uncashed redemption checks.

Any check tendered in payment of dividends or other distributions that cannot be delivered by the post office or which remains uncashed for more than six months may be reinvested in the shareholder’s account at the then-current NAV, and if the Fund cannot locate the shareholder, the dividend option may be changed from cash to reinvest. Distributions are reinvested on the ex-date at the NAV determined at the close of business on that date.

Distribution Arrangements/Sales Charges

This section describes the sales charges and fees you will pay as an investor in different share classes offered by the Fund.

	Class A Shares		Class B Shares	Class C Shares	Class I Shares

	Percentage of Offering Price	Percentage of Investment

Sales Charge (Load) Amount of Purchase			No front-end sales charge. A contingent deferred sales charge (CDSC) may be imposed on shares redeemed within four years after purchase. Shares automatically convert to Class A Shares after 6 years.	No front-end sales charge. A contingent deferred sales charge (CDSC) may be imposed on shares redeemed within one year after purchase.	No front-end sales charge or contingent deferred sales charge (CDSC).

Less than $50,000	5.00%	5.26%
$50,000 but less than $100,000	4.50%	4.71%
$100,000 but less than $250,000	3.75%	3.90%
$250,000 but less than $500,000	2.50%	2.56%
$500,000 but less than $1,000,000	2.00%	2.04%
$1,000,000 and over	1.00%	1.01%

Distribution (12b-1) and Service Fees	Subject to combined annual distribution and shareholder servicing fees currently of up to 0.25% annually of the Fund’s average daily net assets attributable to Class A Shares.		Subject to combined annual distribution and shareholder servicing fees of up to 1.00% annually of the Fund’s average daily net assets attributable to Class B Shares.	Subject to combined annual distribution and shareholder servicing fees of up to 1.00% annually of the Fund’s average daily net assets attributable to Class C Shares.	Do distribution or service fees.

Fund Expenses	Lower annual expenses than Class B or Class C Shares.		Higher annual expenses than Class A Shares.	Higher annual expenses than Class A Shares.	Lower annual expenses than Class A, Class B or Class C Shares.

You should note that the sales charge that appears in your trade confirmation may differ slightly from the rate disclosed in the prospectus due to rounding calculations.

As indicated in the above chart, and as discussed further below, you may, under certain circumstances, be entitled to pay reduced sales charges on your purchases of Fund shares or have those charges waived entirely. To take advantage of these discounts, you or your broker-dealer or financial intermediary must notify the Fund’s transfer agent at the time of your purchase order that a discount may apply to your current purchase. You may also be required to provide appropriate documentation to receive these discounts, including:

(A)	Information or records regarding shares of the HSBC Investor Funds held in all accounts (e.g., retirement accounts) of the shareholder at the financial intermediary;

(B)	Information or records regarding shares of the HSBC Investor Funds held in any account of the shareholder at another financial intermediary; and

(C)	Information or records regarding shares of the HSBC Investor Funds held at any financial intermediary by related parties of the shareholder, such as members of the same family or household.

You should note in particular that, if the Fund’s transfer agent is properly notified, under the “Right of Accumulation” and “Combination Privilege” described below, the “Amount of Purchase” in the above chart will be deemed to include all Class A, B or C Shares of the HSBC Investor Funds that were acquired by purchase or exchange, and (with respect to Class A Shares) that were subject to a sales charge, that are held at the time of purchase by you, your spouse and your children under age 21. This includes, for example, any shares held at a broker-dealer or financial intermediary other than the one handling your current purchase. In some circumstances, other Fund shares may be aggregated with your current purchase under the Right of Accumulation as described in the SAI. For purposes of determining the “Amount of Purchase,” all qualifying shares held at the time of purchase will be valued at their current market value.

You should also note that if you provide the Fund’s transfer agent a signed written letter of intent to invest a total of at least $50,000 in one or more of the Funds within a 13 month period, any investments you make during the 13 months will be treated as though the total quantity were invested in one lump sum and you will receive the discounted sales charge based on your investment commitment. You must, however, inform the transfer agent that the letter of intent is in effect each time shares are purchased. Each purchase will be made at net asset value plus the sales charge applicable at the time of such purchase to a single transaction of the total amount indicated in the letter of intent.

In addition to the information provided in this prospectus and the SAI, information about sales charge discounts is available from your broker or financial intermediary and, free of charge, on the Fund’s website at www.investorfunds.us.hsbc.com.

Class A Shares
Sales Charge Reductions

Reduced sales charges for Class A Shares are available to shareholders with investments of $50,000 or more. In addition, you may qualify for reduced sales charges under the following circumstances. See the SAI for additional details.

•

Letter of Intent. You inform the Fund in writing that you intend to purchase enough shares over a 13-month period to qualify for a reduced sales charge. You must include a minimum of 5% of the total amount you intend to purchase with your letter of intent.

•

Right of Accumulation. When the value of Class A Shares that were subject to a sales charge at the time of acquisition, and/or any Class B or Class C Shares, that you already own plus the amount you intend to invest in Class A Shares reaches the amount needed to qualify for reduced sales charges, your added investment will qualify for the reduced sales charge. You must, at the time of purchase, give the Fund’s transfer agent or the Distributor sufficient information to permit confirmation of your qualification for the right of accumulation.

•

Combination Privilege. In addition to combining share classes (to the extent set forth above), you can combine accounts of multiple funds (excluding the HSBC Investor Money Market Funds) or accounts of immediate family household members (spouse and children under 21) to achieve reduced sales charges.

Class A Shares
Waiver of Sales Charges

The following qualify for waivers of sales charges:

•	Shares purchased by investment representatives through fee-based investment products or accounts.

•	Proceeds from redemptions from any of the HSBC Investor Funds within 60 days after redemption, if you paid a front-end sales charge for those shares.

•	Proceeds from redemptions of Class B Shares of any of the HSBC Investor Funds within 60 days after redemption.

•	Proceeds from redemption of Class A Shares received from the automatic conversion of Class B Shares of any of the HSBC Investor Funds within 60 days after redemption of the Class A Shares.

•

Proceeds from redemptions of Class A Shares of any HSBC Money Market Fund within 60 days after redemption, if you purchased the shares of the HSBC Money Market Fund with the proceeds of Class A Shares of any of the HSBC Investor Funds on which you paid a front-end sales charge or which were received from the automatic conversion of Class B Shares.

•	Reinvestment of distributions from a deferred compensation plan, agency, trust, or custody account that was maintained by the Adviser or its affiliates or invested in any of the Funds.

•	Shares purchased for trust or other advisory accounts established with the Adviser or its affiliates.

•	Shares purchased by tax-qualified employee benefit plans.

•

Shares purchased by directors, trustees, employees, and family members of the Adviser and its affiliates and any organization that provides services to the Funds; retired Fund trustees; dealers who have an agreement with the Distributor; and any trade organization to which the Adviser or the Sub-Administrator belongs.

Distribution (12b-1) and Shareholder Service Fees

The Fund has adopted Distribution (“12b-1”) plans for Class A, Class B and Class C Shares. 12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Fund’s shares and/or for providing shareholder services. 12b-1 fees are paid from Fund assets on an ongoing basis, and will decrease the return on your investment and may cost you more than paying other types of sales charges.

The 12b-1 fees vary by share class as follows:

•	Class A Shares may pay a 12b-1 fee of up to 0.25% of the average daily net assets of the Class A Shares of the Fund.

•

Class B and Class C Shares pay a 12b-1 fee of up to 0.75% of the average daily net assets of the respective classes of the Fund. This will cause expenses for Class B and Class C Shares to be higher and dividends to be lower than for Class A Shares.

•

The higher 12b-1 fee on Class B and Class C Shares, together with the contingent deferred sales load help the Distributor sell Class B and Class C Shares without an “up-front” sales charge. In particular, these fees help to defray the Distributor’s costs of advancing brokerage commissions to investment representatives.

•	In addition to the 12b-1 fees, Class A, Class B and Class C Shares are subject to a shareholder servicing fee of up to 0.25% of the average daily net assets of the respective classes of the Fund.

•

The combination of the 12b-1 fees and shareholder servicing fees will not exceed 0.25% for the Class A Shares, and 1.00% of the average daily net assets of the respective classes of the Fund for the Class B and Class C Shares.

Long-term Class B and Class C shareholder may pay indirectly more than the equivalent of the maximum permitted from-end sales charge due to the recurring nature of the 12b-1 distribution and service fees.

Class B Shares

Class B Shares of the Funds may be purchased for individual accounts only in amounts of less than $100,000. There is no sales charge imposed upon purchases of Class B Shares, but investors may be subject to a contingent deferred sales charge (“CDSC”). In such cases, the CDSC will be as illustrated in the chart.

Years Since Purchase	CDSC as a% of Dollar Amount Subject to Charge
0-1	4.00%
1-2	3.00%
2-3	2.00%
3-4	1.00%
more than 4	None

For the HSBC Investor Growth Fund, the CDSC will be based upon the lower of the NAV at the time of purchase or the NAV at the time of redemption. There is no CDSC on reinvested dividends or distributions.

If you sell some but not all of your Class B Shares, shares not subject to the CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

Conversion Feature—Class B Shares

•

Class B Shares of the Funds will convert automatically to Class A Shares of the same Fund after six years from the beginning of the calendar month in which the Class B Shares were originally purchased.

•

After conversion, your shares will be subject to the lower combined distribution and shareholder servicing fees charged on Class A Shares which will increase your investment return compared to the Class B Shares.

•	You will not pay any sales charge or fees when your shares convert, nor will the transaction be subject to any tax.

•

If you purchased Class B Shares of one Fund which you exchanged for Class B Shares of another Fund, your holding period will be calculated from the time of your original purchase of Class B Shares. The dollar value of Class A Shares you receive will equal the dollar value of the Class B Shares converted.

Class C Shares

Class C Shares of the Funds may be purchased for individual accounts normally in amounts of less than $100,000. There is no sales charge imposed upon purchases of Class C Shares, but investors may be subject to a CDSC. Specifically, if you redeem Class C Shares of the Funds, your redemption may be subject to a 1.00% CDSC if the shares are redeemed less than one year after the original purchase of the Class C Shares. The CDSC will be assessed on an amount equal to the lesser of the current market value or the cost of the shares being redeemed.

Unlike Class B Shares, Class C Shares have no conversion feature.

Waiver of Sales Charges—Class B Shares and Class C Shares

The following qualify for waivers of sales charges:

•	Distributions following the death or disability of shareholder.

•	Redemptions representing the required minimum distribution from an IRA or a Custodial Account to a shareholder who has reached age 701⁄2.

•	Redemptions representing the required minimum distribution from 401(k) retirement plans wheresuch redemptions are necessary to make distributions to plan participants.

Class I Shares

There is no sales charge on purchases of Class I Shares.

Distribution and Shareholder Servicing Arrangements—Revenue Sharing

The Adviser and its affiliates may, out of their own resources, assist in the marketing of the Fund’s shares. Without limiting the foregoing, the Adviser may, out of its own resources, and without cost to the Fund, make payments to selected financial intermediaries for shareholder recordkeeping, processing, accounting and/or other administrative services in connection with the sale or servicing of shares of the Fund. Historically, these payments have generally been structured as a percentage of net assets attributable to the financial intermediary, but may also be structured as a percentage of gross sales, a fixed dollar amount, or a combination of the three. These payments are in addition to 12b-1 fees and sales charges borne by shareholders as well as any payments made by the Distributor. The making of these payments could create a conflict of interest for a financial intermediary receiving such payments.

Exchanging Your Shares

You can exchange your shares in one Fund for shares of the same class of another HSBC Investor Fund, usually without paying additional sales charges (see “Notes on Exchanges”). No transaction fees are charged for exchanges. You should note, however, that the Fund will charge a redemption fee of 2.00% of the total redemption amount if you sell or exchange your shares after holding them for less than 30 days subject to certain exceptions and limitations. For more information on the redemption fee, see “Selling Your Shares—Redemption Fee.”

You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable.

Instructions for Exchanging Shares

Exchanges may be made by sending a written request to HSBC Investor Funds, PO Box 182845, Columbus, Ohio 43218-2845 or by calling 1-800-782-8183. Please provide the following information:

•	Your name and telephone number

•	The exact name on your account and account number

•	Taxpayer identification number (usually your social security number)

•	Dollar value or number of shares to be exchanged

•	The name of the Fund from which the exchange is to be made

•	The name of the Fund into which the exchange is being made.

See “Selling Your Shares” for important information about telephone transactions.

To prevent disruption in the management of the Fund, due to market timing strategies, excessive exchange activity may be limited.

Notes on Exchanges

When exchanging from a Fund that has no sales charge or a lower sales charge to a Fund with a higher sales charge, you will pay the difference.

The registration and tax identification numbers of the two accounts must be identical.

The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.

Be sure to read carefully the Prospectus of any Fund into which you wish to exchange shares.

Class A Shares of the Funds may be exchanged for Class D Shares of the HSBC Investor Money Market Funds only if you are otherwise eligible to hold them. In all other cases, you will receive Class A Shares of the HSBC Investor Money Market Funds in exchange for your Class A Shares of the Funds.

Dividends and Distributions

All dividends and distributions will be automatically reinvested unless you request otherwise. There are no sales charges for reinvested distributions. Capital gains are distributed at least annually.

Distributions are made on a per share basis regardless of how long you’ve owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a distribution, which may be taxable.

The following information related to tax matters is meant as a general summary for U.S. taxpayers. Please see the SAI for more information. Because everyone’s tax situation is unique, you should rely on your own tax advisor for advice about the particular federal, state and local tax consequences to you of investing in the Fund.

•	The Fund generally will not have to pay income tax on amounts it distributes to shareholders, although shareholders will be taxed on distributions they receive.

•	Any income the Fund receives and any net capital gain that the Fund derives is paid out, less expenses, to its shareholders.

•

Dividends on the Fund are paid semi-annually. Capital gains for the Fund are distributed at least annually. Unless a shareholder elects to receive dividends and distributions in cash, dividends and distributions will be automatically invested in additional shares of the Fund.

•	Dividends and distributions are treated in the same manner for the federal income tax purposes whether you receive them in cash or in additional shares.

•

Current tax law generally provides for a maximum tax rate for individual taxpayers of 15% on long-term gains from sales and from certain qualifying dividends on corporate stock. These rate reductions do not apply to corporate taxpayers. Distributions of earnings from dividends paid by certain “qualified foreign corporations” can also qualify for the lower tax rates on qualifying dividends. A shareholder will also have to satisfy a more than 60 days holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate. Distributions of earnings from non-qualifying dividends interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer.

•

If the Fund designates a dividend as a capital gain distribution (e.g., when the Fund has a gain from the sale of an asset the Fund held for more than 12 months), you will pay tax on that dividend at the long-term capital gains tax rate, no matter how long you have held your Fund shares. Distributions of short-term capital gain (e.g., when the Fund has a gain from the sale of an asset it held for one year or less) are taxable at ordinary income tax rates.

•

Dividends are taxable in the year in which they are paid or deemed paid, even if they appear on your account statement the following year. If the Fund declares a dividend in October, November or December of a year and distributes the dividend in January of the next year, you may be taxed as if you received it in the year declared rather than the year received.

•

There may be tax consequences to you if you dispose of your shares in the Fund, for example, through redemption, exchange or sale. The amount of any gain or loss and the rate of tax will depend mainly upon how much you pay for the shares, how much you sell them for, and how long you held them.

•

Any loss recognized on shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributions that were received with respect to the shares. Additionally, any loss realized on a sale or exchange of shares of the Fund may be disallowed under “wash sale” rules to the extent the shares disposed of, such as pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an adjustment to the tax basis of the shares acquired.

•

You will be notified in January each year about the federal tax status of distributions made by the Fund. The notice will tell you which dividends and redemptions must be treated as taxable ordinary income which qualify for the 15% rate applicable to qualifying dividends on corporate stock and which (if any) are short-term or long-term capital gain. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes.

•

If you buy shares of the Fund before it makes a taxable distribution, the distribution will be taxable to you even though it may actually be a return of a portion of your investment. This is known as “buying a dividend.”

•

As with all mutual funds, the Fund may be required to withhold U.S. federal income tax at the rate of 28% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax, but is a method in which the IRS ensures that it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.

•	Foreign shareholders may be subject to special withholding requirements.

•

If you invest through a tax-deferred retirement account, such as an IRA, you generally will not have to pay tax on dividends or capital gains until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax adviser about investment through a tax-deferred account. For example, there is a penalty on certain pre-retirement distributions from retirement accounts.

EXHIBIT C – Financial Highlights —GROWTH FUND

Financial Highlights

Selected data for a share outstanding throughout the periods indicated. (a)

		Investment Activities				Dividends

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) from Investment Transactions	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investment Transactions	Total Dividends

CLASS A SHARES
Period Ended October 31, 2004(f)	$12.68	(0.02)		(0.11)	(0.13)	—	—	—
Year Ended October 31, 2005	12.55	0.03		1.59	1.62	(0.05)	—	(0.05)
Year Ended October 31, 2006	14.12	(0.02	)*	0.99	0.97	—	(0.23)	(0.23)
Year Ended October 31, 2007	14.86	—	*(i)	4.23	4.23	(0.01)	(1.13)	(1.14)
Six Months Ended April 30, 2008 (Unaudited)	17.95	(0.02	)*	(1.49)	(1.51)	—	(0.84)	(0.84)

CLASS B SHARES
Period Ended October 31, 2004(f)	$12.28	(0.07)		(0.10)	(0.17)	—	—	—
Year Ended October 31, 2005	12.11	(0.07)		1.53	1.46	—	—	—
Year Ended October 31, 2006	13.57	(0.12	)*	0.95	0.83	—	(0.23)	(0.23)
Year Ended October 31, 2007	14.17	(0.11	)*	3.99	3.88	—	(1.13)	(1.13)
Six Months Ended April 30, 2008 (Unaudited)	16.92	(0.07	)*	(1.41)	(1.48)	—	(0.84)	(0.84)

CLASS C SHARES
Year Ended October 31, 2004(f)	$12.35	(0.06)		(0.12)	(0.18)	—	—	—
Year Ended October 31, 2005	12.17	(0.07)		1.54	1.47	—	—	—
Year Ended October 31, 2006	13.64	(0.13	)*	0.99	0.83	—	(0.23)	(0.23)
Year Ended October 31, 2007	14.24	(0.11	)*	4.02	3.91	—	(1.13)	(1.13)
Six Months Ended April 30, 2008 (Unaudited)	17.02	(0.07	)*	(1.42)	(1.49)	—	(0.84)	(0.84)

CLASS I SHARES
Period Ended October 31, 2004(f)	$12.67	(0.01)		(0.11)	(0.12)	—	—	—
Year Ended October 31, 2005	12.55	0.06		1.59	1.65	(0.08)	—	(0.08)
Year Ended October 31, 2006	14.12	0.02	*	0.99	1.01	—	(0.23)	(0.23)
Year Ended October 31, 2007	14.90	0.03	*	4.24	4.27	(0.02)	(1.13)	(1.15)
Six Months Ended April 30, 2008 (Unaudited)	18.02	—	*(i)	(1.50)	(1.50)	—	(0.84)	(0.84)

				Ratios/Supplementary Data

	Net Asset Value, End of Period	Total Return(b)		Net Assets at End of Period (000s)	Ratio of Net Expenses to Average Net Assets(c)		Ratio of Net Investment Income (Loss) to Average Net Assets(c)		Ratio of Expenses to Average Net Assets(c)(d)		Portfolio Turnover Rate(e)

CLASS A SHARES
Period Ended October 31, 2004(f)	$12.55	(1.03)%		$17,372	1.20%		(0.42)%		1.31%		53.08%
Year Ended October 31, 2005	14.12	12.91	%(g)	21,866	1.15	%(g)	(0.19	)%(g)	1.35	%(g)	79.54%
Year Ended October 31, 2006	14.86	6.92%		21,985	1.20%		(0.14)%		1.44%		75.06%
Year Ended October 31, 2007	17.95	30.45	%(h)	30,858	1.11	%(h)	(0.03	)%(h)	1.22%		57.04%
Six Months Ended April 30, 2008 (Unaudited)	15.60	(8.65)%		24,248	1.18%		(0.20)%		1.18%		29.44%

CLASS B SHARES
Period Ended October 31, 2004(f)	$12.11	(1.38)%		$1,402	1.95%		(1.17)%		2.06%		53.08%
Year Ended October 31, 2005	13.57	12.06	%(g)	1,317	1.90	%(g)	(0.48	)%(g)	2.09	%(g)	79.54%
Year Ended October 31, 2006	14.17	6.16%		1,446	1.95%		(0.88)%		2.19%		75.06%
Year Ended October 31, 2007	16.92	29.43	%(h)	1,630	1.86	%(h)	(0.78	)%(h)	1.98%		57.04%
Six Months Ended April 30, 2008 (Unaudited)	14.60	(9.02)%		1,368	1.94%		(0.97)%		1.94%		29.44%

CLASS C SHARES
Year Ended October 31, 2004(f)	$12.17	(1.46)%		$309	1.95%		(1.18)%		2.06%		53.08%
Year Ended October 31, 2005	13.64	12.08	%(g)	344	1.90	%(g)	(0.51	)%(g)	2.10	%(g)	79.54%
Year Ended October 31, 2006	14.24	6.13%		270	1.95%		(0.89)%		2.18%		75.06%
Year Ended October 31, 2007	17.02	29.49	%(h)	98	1.86	%(h)	(0.79	)%(h)	1.96%		57.04%
Six Months Ended April 30, 2008 (Unaudited)	14.69	(9.02)%		80	1.93%		(0.95)%		1.93%		29.44%

CLASS I SHARES
Period Ended October 31, 2004(f)	$12.55	0.95%		$19,115	0.95%		(0.17)%		1.06%		53.08%
Year Ended October 31, 2005	14.12	13.17	%(g)	13,107	0.90	%(g)	0.56	%(g)	1.07	%(g)	79.54%
Year Ended October 31, 2006	14.90	7.21%		15,042	0.95%		0.12%		1.19%		75.06%
Year Ended October 31, 2007	18.02	30.73	%(h)	30,295	0.87	%(h)	0.20	%(h)	0.96%		57.04%
Six Months Ended April 30, 2008 (Unaudited)	15.68	(8.56)%		26,795	0.93%		0.05%		0.93%		29.44%

*	Calculated based on average shares outstanding.

(a)	The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the HSBC Investor Growth Portfolio.

(b)	Not annualized for periods less than one year. Total return calculations do not include any sales or redemption charges.

(c)	Annualized for periods less than one year.

(d)	During the period certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

(e)	Portfolio turnover rate is calculated on the basis of the respective Portfolio in which the Fund invests all its investable assets.

(f)	Class A Shares, Class B Shares, Class C Shares and Class I Shares commenced operations on May 10, 2004.

(g)

During the year ended October 31, 2005, HSBC reimbursed certain amounts to the respective Portfolio in which the Fund invests related to violation of certain investment policies and limitations. The corresponding impact to the net expense ratio, net income ratio, gross expense ratio and total return were 0.05%, 0.05%, 0.05% and 0.05% for Class A Shares, Class B Shares, Class C Shares and Class I Shares, respectively.

(h)

During the year ended October 31, 2007, HSBC reimbursed amounts to certain Funds related to past marketing arrangements. The corresponding impact to the net expense ratio, net income ratio and the total returns were 0.09%, 0.09%, 0.09% and 0.08% for Class A Shares, Class B Shares, Class C Shares and Class I Shares, respectively.

(i)	Represents less than $0.005.

C-1

HSBC INVESTOR FUNDS—GROWTH AND INCOME FUND

Financial Highlights

Selected data for a share outstanding throughout the periods indicated.

		Investment Activities				Dividends

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) from Investment Transactions	Total from Investment Activities	Net Investment Income	Total Dividends

CLASS A SHARES
Year Ended October 31, 2003	$7.21	0.06		1.18	1.24	(0.06)	(0.06)
Year Ended October 31, 2004	8.39	0.05		0.36	0.41	(0.04)	(0.04)
Year Ended October 31, 2005	8.76	0.07		1.01	1.08	(0.09)	(0.09)
Year Ended October 31, 2006	9.75	(0.02	)*	1.25	1.23	—	—
Year Ended October 31, 2007	10.98	0.01	*	3.07	3.08	(0.02)	(0.02)
Six Months Ended April 30, 2008 (Unaudited)	14.04	—	*>	(1.43)	(1.43)	—	—

CLASS B SHARES
Year Ended October 31, 2003	$7.14	(0.01)		1.18	1.17	(0.01)	(0.01)
Year Ended October 31, 2004	8.30	(0.02	)*	0.36	0.34	(0.00)>	(0.00)>
Year Ended October 31, 2005	8.64	(0.01)		1.01	1.00	(0.03)	(0.03)
Year Ended October 31, 2006	9.61	(0.10	)*	1.23	1.13	—	—
Year Ended October 31, 2007	10.74	(0.07	)*	2.99	2.92	—	—
Six Months Ended April 30, 2008 (Unaudited)	13.66	(0.04	)*	(1.41)	(1.45)	—	—

CLASS C SHARES
Period Ended October 31, 2004	$8.40	(0.02	)*	0.38	0.36	(0.03)	(0.03)
Year Ended October 31, 2005	8.73	(0.01)		1.02	1.01	(0.04)	(0.04)
Year Ended October 31, 2006	9.70	(0.09)		1.22	1.13	—	—
Year Ended October 31, 2007	10.83	(0.08	)*	3.02	2.94	—	—
Six Months Ended April 30, 2008 (Unaudited)	13.77	(0.04	)*	(1.41)	(1.45)	—	—

CLASS I SHARES
Year Ended October 31, 2003	$7.22	0.07		1.19	1.26	(0.08)	(0.08)
Year Ended October 31, 2004	8.40	0.07		0.36	0.43	(0.06)	(0.06)
Year Ended October 31, 2005	8.77	0.10		0.99	1.10	(0.12)	(0.12)
Year Ended October 31, 2006	9.75	0.01	*	1.25	1.26	(0.01)	(0.01)
Year Ended October 31, 2007	11.00	0.05	*	3.08	3.13	(0.04)	(0.04)
Six Months Ended April 30, 2008 (Unaudited)	14.09	0.02	*	(1.45)	(1.43)	—	—

				Ratios/Supplementary Data

	Net Asset Value, End of Period	Total Return(a)		Net Assets at End of Period (000’s)	Ratio of Net Expenses to Average Net Assets(b)		Ratio of Net Investment Income (Loss) to Average Net Assets(b)		Ratio of Expenses to Average Net Assets(b)(c)	Portfolio Turnover Rate(d)

CLASS A SHARES
Year Ended October 31, 2003	$8.39	17.26%		$1,827	1.04%		0.70%		1.04%	64.52%
Year Ended October 31, 2004	8.76	4.94%		1,500	1.02%		0.50%		1.02%	73.68%
Year Ended October 31, 2005	9.75	12.36	%(e)	1,260	1.11	%(e)	0.73	%(e)	1.16%	106.49%
Year Ended October 31, 2006	10.98	12.62%		1,394	1.26%		(0.22)%		1.47%	34.85%
Year Ended October 31, 2007	14.04	28.09	%(g)	2,048	1.08	%(g)	0.10	%(g)	1.32%	26.76%
Six Months Ended April 30, 2008 (Unaudited)	12.61	(10.19)%		2,098	1.15%		0.02%		1.20%	16.06%

CLASS B SHARES
Year Ended October 31, 2003	$8.30	16.40%		$2,235	1.79%		(0.07)%		1.79%	64.52%
Year Ended October 31, 2004	8.64	4.13%		3,820	1.77%		(0.25)%		1.77%	73.68%
Year Ended October 31, 2005	9.61	11.61	%(e)	4,194	1.87	%(e)	(0.10	)%(e)	1.93%	106.49%
Year Ended October 31, 2006	10.74	11.76%		4,537	2.01%		(0.97)%		2.22%	34.85%
Year Ended October 31, 2007	13.66	27.19	%(g)	5,051	1.83	%(g)	(0.62	)%(g)	2.07%	26.76%
Six Months Ended April 30, 2008 (Unaudited)	12.21	(10.61)%		3,932	1.91%		(0.69)%		1.96%	16.06%

CLASS C SHARES
Period Ended October 31, 2004	$8.73	3.57%		$41	1.77%		(0.28)%		1.77%	73.68%
Year Ended October 31, 2005	9.70	11.59	%(e)	49	1.88	%(e)	(0.13	)%(e)	1.93%	106.49%
Year Ended October 31, 2006	10.83	11.65%		35	2.01%		(0.90)%		2.21%	34.85%
Year Ended October 31, 2007	13.77	27.15	%(g)	58	1.82	%(g)	(0.64	)%(g)	2.07%	26.76%
Six Months Ended April 30, 2008 (Unaudited)	12.32	(10.53)%		30	1.92%		(0.62)%		1.97%	16.06%

CLASS I SHARES
Year Ended October 31, 2003	$8.40	17.63%		$203,458	0.79%		0.96%		0.79%	64.52%
Year Ended October 31, 2004	8.77	5.18%		196,219	0.77%		0.77%		0.77%	73.68%
Year Ended October 31, 2005	9.75	12.61	%(e)	46,888	0.80	%(e)	1.20	%(e)	0.86%	106.49%
Year Ended October 31, 2006	11.00	12.88%		40,925	1.01%		0.04%		1.22%	34.85%
Year Ended October 31, 2007	14.09	28.46	%(g)	45,399	0.83	%(g)	0.38	%(g)	1.07%	26.76%
Six Months Ended April 30, 2008 (Unaudited)	12.66	(10.14)%		33,676	0.91%		0.31%		0.96%	16.06%

>	Less than $0.005 per share.

*	Calculated based on average shares outstanding.

(a)	Not annualized for periods less than one year. Total return calculations do not include any sales or redemption charges.

(b)	Annualized for periods less than one year.

(c)	During the period certain fees were reduced. If such fee reductions had not occurred, the ratio would have been indicated.

(d)	Portfolio turnover rate is calculated on the basis of the Fund as a whole, without the distinguishing between the classes of shares issued.

(e)

During the year ended October 31, 2005, HSBC reimbursed certain amounts to the Fund related to violation of certain investment policies and limitations. The corresponding impact to the net expense ratio, net income ratio and total return were 0.02%, 0.02%, 0.02% and 0.03% for Class A Shares, Class B Shares, Class C Shares and Class I Shares, respectively.

(f)	Class C shares commenced operations on November 3, 2003.

(g)

During the year ended October 31, 2007, HSBC reimbursed amounts to certain Funds related to past marketing arrangements. The corresponding impact to the net expense ratio, net income ratio and the total returns were 0.12%, 0.12%, 0.13% and 0.12% for Class A Shares, Class B Shares, Class C Shares and Class I Shares, respectively.

C-2

HSBC INVESTOR FUNDS—GROWTH FUND

Financial Highlights

Selected data for a share outstanding throughout the periods indicated. (a)

		Investment Activities				Dividends

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gains (Losses) from Investment Transactions	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investment Transactions	Total Dividends

CLASS A SHARES
Period Ended October 31, 2004(f)	$12.68	(0.02)		(0.11)	(0.13)	—	—	—
Year Ended October 31, 2005	12.55	0.03		1.59	1.62	(0.05)	—	(0.05)
Year Ended October 31, 2006	14.12	(0.02	) *	0.99	0.97	—	(0.23)	(0.23)
Year Ended October 31, 2007	14.86	—	*(i)	4.23	4.23	(0.01)	(1.13)	(1.14)

CLASS B SHARES
Period Ended October 31, 2004(f)	$12.28	(0.07)		(0.10)	(0.17)	—	—	—
Year Ended October 31, 2005	12.11	(0.07)		1.53	1.46	—	—	—
Year Ended October 31, 2006	13.57	(0.12	) *	0.95	0.83	—	(0.23)	(0.23)
Year Ended October 31, 2007	14.17	(0.11	) *	3.99	3.88	—	(1.13)	(1.13)

CLASS C SHARES
Period Ended October 31, 2004(f)	$12.35	(0.06)		(0.12)	(0.18)	—	—	—
Year Ended October 31, 2005	12.17	(0.07)		1.54	1.47	—	—	—
Year Ended October 31, 2006	13.64	(0.13	) *	0.99	0.83	—	(0.23)	(0.23)
Year Ended October 31, 2007	14.24	(0.11	) *	4.02	3.91	—	(1.13)	(1.13)

CLASS I SHARES
Period Ended October 31, 2004(f)	$12.67	(0.01)		(0.11)	(0.12)	—	—	—
Year Ended October 31, 2005	12.55	0.06		1.59	1.65	(0.08)	—	(0.08)
Year Ended October 31, 2006	14.12	0.02	*	0.99	1.01	—	(0.23)	(0.23)
Year Ended October 31, 2007	14.90	0.03	*	4.24	4.27	(0.02)	(1.13)	(1.15)

				Ratios/Supplementary Data

	Net Asset Value, End of Period	Total Return(b)		Net Assets at End of Period (000’s)	Ratio of Net Expenses to Average Net Assets(c)		Ratio of Net Investment Income (Loss) to Average Net Assets(c)		Ratio of Expenses to Average Net Assets(c)(d)		Portfolio Turnover Rate(e)

CLASS A SHARES
Period Ended October 31, 2004(f)	$12.55	(1.03)%		$17,372	1.20%		(0.42)%		1.31%		53.08%
Year Ended October 31, 2005	14.12	12.91	%(g)	21,866	1.15	%(g)	0.19	%(g)	1.35	%(g)	79.54%
Year Ended October 31, 2006	14.86	6.92%		21,985	1.20%		(0.14)%		1.44%		75.06%
Year Ended October 31, 2007	17.95	30.45	%(h)	30,858	1.11	%(h)	(0.03	)%(h)	1.22%		57.04%

CLASS B SHARES
Period Ended October 31, 2004(f)	$12.11	(1.38)%		$1,402	1.95%		(1.17)%		2.06%		53.08%
Year Ended October 31, 2005	13.57	12.06	%(g)	1,317	1.90	%(g)	(0.48	)%(g)	2.09	%(g)	79.54%
Year Ended October 31, 2006	14.17	6.16%		1,446	1.95%		(0.88)%		2.19%		75.06%
Year Ended October 31, 2007	16.92	29.43	%(h)	1,630	1.86	%(h)	(0.78	)%(h)	1.98%		57.04%

CLASS C SHARES
Period Ended October 31, 2004(f)	$12.17	(1.46)%		$309	1.95%		(1.18)%		2.06%		53.08%
Year Ended October 31, 2005	13.64	12.08	%(g)	344	1.90	%(g)	(0.51	)%(g)	2.10	%(g)	79.54%
Year Ended October 31, 2006	14.24	6.13%		270	1.95%		(0.89)%		2.18%		75.06%
Year Ended October 31, 2007	17.02	29.49	%(h)	98	1.86	%(h)	(0.79	)%(h)	1.96%		57.04%

CLASS I SHARES
Period Ended October 31, 2004(f)	$12.55	0.95%		$19,115	0.95%		(0.17)%		1.06%		53.08%
Year Ended October 31, 2005	14.12	13.17	%(g)	13,107	0.90	%(g)	0.56	%(g)	1.07	%(g)	79.54%
Year Ended October 31, 2006	14.90	7.21%		15,042	0.95%		0.12%		1.19%		75.06%
Year Ended October 31, 2007	18.02	30.73	%(h)	30,295	0.87	%(h)	0.20	%(h)	0.96%		57.04%

*	Calculated based on average shares outstanding.

(a)	The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the HSBC Investor Growth Portfolio.

(b)	Not annualized for periods less than one year. Total return calculations do not include any sales or redemption charges.

(c)	Annualized for periods less than one year.

(d)	During the period certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

(e)	Portfolio turnover rate is calculated on the basis of the respective Portfolio in which the Fund invests all its investable assets.

(f)	Class A Shares, Class B Shares, Class C Shares and Class I Shares commenced operations on May 10, 2004.

(g)

During the year ended October 31, 2005, HSBC reimbursed certain amounts to the respective Portfolio in which the Fund invests related to violation of certain investment policies and limitations. The corresponding impact to the net expense ratio, net income ratio, gross expense ratio and total return were 0.05%, 0.05%, 0.05% and 0.05% for Class A Shares, Class B Shares, Class C Shares and Class I Shares, respectively.

(h)

During the year ended October 31, 2007, HSBC reimbursed amounts to certain Funds related to past marketing arrangements. The corresponding impact to the net expense ratio, net income ratio, and the total returns were 0.09%, 0.09%, 0.09%, and 0.08% for Class A Shares, Class B Shares, Class C Shares and Class I Shares, respectively.

(i)	Represents less than $0.005.

C-3

HSBC INVESTOR FUNDS—GROWTH AND INCOME FUND

Financial Highlights

Selected data for a share outstanding throughout the periods indicated.

		Investment Activities				Dividends

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gains (Losses) from Investment Transactions	Total from Investment Activities	Net Investment Income	Total Dividends

CLASS A SHARES
Year Ended October 31, 2003	$7.21	0.06		1.18	1.24	(0.06)	(0.06)
Year Ended October 31, 2004	8.39	0.05		0.36	0.41	(0.04)	(0.04)
Year Ended October 31, 2005	8.76	0.07		1.01	1.08	(0.09)	(0.09)
Year Ended October 31, 2006	9.75	(0.02	)*	1.25	1.23	—	—
Year Ended October 31, 2007	10.98	0.01	*	3.07	3.08	(0.02)	(0.02)

CLASS B SHARES
Year Ended October 31, 2003	$7.14	(0.01)		1.18	1.17	(0.01)	(0.01)
Year Ended October 31, 2004	8.30	(0.02	)*	0.36	0.34	(0.00)>	(0.00)>
Year Ended October 31, 2005	8.64	(0.01)		1.01	1.00	(0.03)	(0.03)
Year Ended October 31, 2006	9.61	(0.10	)*	1.23	1.13	—	—
Year Ended October 31, 2007	10.74	(0.07	)*	2.99	2.92	—	—

CLASS C SHARES
Period Ended October 31, 2004(f)	$8.40	(0.02	)*	0.38	0.36	(0.03)	(0.03)
Year Ended October 31, 2005	8.73	(0.01)		1.02	1.01	(0.04)	(0.04)
Year Ended October 31, 2006	9.70	(0.09)		1.22	1.13	—	—
Year Ended October 31, 2007	10.83	(0.08	)*	3.02	2.94	—	—

CLASS I SHARES
Year Ended October 31, 2003	$7.22	0.07		1.19	1.26	(0.08)	(0.08)
Year Ended October 31, 2004	8.40	0.07		0.36	0.43	(0.06)	(0.06)
Year Ended October 31, 2005	8.77	0.10		0.99	1.10	(0.12)	(0.12)
Year Ended October 31, 2006	9.75	0.01	*	1.25	1.26	(0.01)	(0.01)
Year Ended October 31, 2007	11.00	0.05	*	3.08	3.13	(0.04)	(0.04)

				Ratios/Supplementary Data

	Net Asset Value, End of Period	Total Return(a)		Net Assets at End of Period (000’s)	Ratio of Net Expenses to Average Net Assets(b)		Ratio of Net Investment Income (Loss) to Average Net Assets(b)		Ratio of Expenses to Average Net Assets(b)(c)	Portfolio Turnover Rate(d)

CLASS A SHARES
Year Ended October 31, 2003	$8.39	17.26%		$1,827	1.04%		0.70%		1.04%	64.52%
Year Ended October 31, 2004	8.76	4.94%		1,500	1.02%		0.50%		1.02%	73.68%
Year Ended October 31, 2005	9.75	12.36	%(e)	1,260	1.11	%(e)	0.73	%(e)	1.16%	106.49%
Year Ended October 31, 2006	10.98	12.62%		1,394	1.26%		(0.22)%		1.47%	34.85%
Year Ended October 31, 2007	14.04	28.09	%(g)	2,048	1.08	%(g)	0.10	%(g)	1.32%	26.76%

CLASS B SHARES
Year Ended October 31, 2003	$8.30	16.40%		$2,235	1.79%		(0.07)%		1.79%	64.52%
Year Ended October 31, 2004	8.64	4.13%		3,820	1.77%		(0.25)%		1.77%	73.68%
Year Ended October 31, 2005	9.61	11.61	%(e)	4,194	1.87	%(e)	(0.10	)%(e)	1.93%	106.49%
Year Ended October 31, 2006	10.74	11.76%		4,537	2.01%		(0.97)%		2.22%	34.85%
Year Ended October 31, 2007	13.66	27.19	%(g)	5,051	1.83	%(g)	(0.62	)%(g)	2.07%	26.76%

CLASS C SHARES
Period Ended October 31, 2004(f)	$8.73	3.57%		$41	1.77%		(0.28)%		1.77%	73.68%
Year Ended October 31, 2005	9.70	11.59	%(e)	49	1.88	%(e)	(0.13	)%(e)	1.93%	106.49%
Year Ended October 31, 2006	10.83	11.65%		35	2.01%		(0.90)%		2.22%	34.85%
Year Ended October 31, 2007	13.77	27.15	%(g)	58	1.82	%(g)	(0.64	)%(g)	2.07%	26.76%

CLASS I SHARES
Year Ended October 31, 2003	$8.40	17.63%		$203,458	0.79%		0.96%		0.79%	64.52%
Year Ended October 31, 2004	8.77	5.18%		196,219	0.77%		0.77%		0.77%	73.68%
Year Ended October 31, 2005	9.75	12.61	%(e)	46,888	0.80	%(e)	1.20	%(e)	0.86%	106.49%
Year Ended October 31, 2006	11.00	12.88%		40,925	1.01%		0.04%		1.22%	34.85%
Year Ended October 31, 2007	14.09	28.46	%(g)	45,399	0.83	%(g)	0.38	%(g)	1.07%	26.76%

>	Less than $0.005 per share.

*	Calculated based on average shares outstanding.

(a)	Not annualized for periods less than one year. Total return calculations do not include any sales or redemption charges.

(b)	Annualized for periods less than one year.

(c)	During the period certain fees were reduced. If such fee reductions had not occurred, the ratio would have been indicated.

(d)	Portfolio turnover rate is calculated on the basis of the Fund as a whole, without the distinguishing between the classes of shares issued.

(e)

During the year ended October 31, 2005, HSBC reimbursed certain amounts to the Fund related to violation of certain investment policies and limitations. The corresponding impact to the net expense ratio, net income ratio and total return were 0.02%, 0.02%, 0.02% and 0.03% for Class A Shares, Class B Shares, Class C Shares and Class I Shares, respectively.

(f)	Class C shares commenced operations on November 3, 2003.

(g)

During the year ended October 31, 2007, HSBC reimbursed amounts to certain Funds related to past marketing arrangements. The corresponding impact to the net expense ratio, net income ratio, and the total returns were 0.12%, 0.12%, 0.13%, and 0.12% for Class A Shares, Class B Shares, Class C Shares and Class I Shares, respectively.

C-4

EXHIBIT D

HISTORICAL PERFORMANCE – GROWTH FUND

Commentary from the Investment Manager

The information below first appeared in the semiannual report to shareholders of the HSBC Investor Funds for the period ended April 30, 2008. Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed may be worth more or less than their original cost.

Portfolio Reviews

HSBC Investor Growth Fund
(Class A Shares, B Shares, C Shares and I Shares)
by Philip J. Sanders, Senior Vice President/Portfolio Manager, CFA and
Daniel P. Becker, Senior Vice President/Portfolio Manager, CFA
Waddell & Reed Investment Management Company

The HSBC Investor Growth Fund (the “Fund”) seeks long-term growth of capital by investing primarily in U.S. and foreign equity securities of high quality companies with market capitalization generally in excess of $2 billion, which the subadviser believes have the potential to generate superior levels of long-term profitability and growth. The Fund utilizes a two tier structure, commonly known as a “master-feeder”, and invests all of its investable assets in the HSBC Investor Growth Portfolio (the “Portfolio”), which acts as the master fund. Effective May 12, 2008, Winslow Capital Management Inc, replaced Waddell & Reed Investment Management Company (Waddell & Reed) as subadviser.

Investment Concerns

Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes.

Market Commentary

The Fund returned -8.65% (without sales charge) for the Class A Shares and -8.56% for the Class I Shares for the six month period ended April 30, 2008. That compared to a 9.28 % for the Russell 1000® Growth Index1 and a 10.15 % return for the Lipper Large-Cap Growth Funds Average1.

Past performance is no guarantee of future results.

Portfolio Performance

The subprime mortgage crisis evolved into a credit and liquidity crisis during this period. Those developments had a substantially adverse impact on stocks of all sizes, both the U.S. and foreign markets.

The Fund benefited from strong stock selection relative to its benchmark. Security selection added to relative returns in four of the eight economic sectors in which the Fund invested during the period. In particular, certain holdings in the materials and energy sectors boosted the Fund and helped to outperform its benchmark. Overweight positions in the health care and industrials sectors also helped relative performance.*

The Fund’s positions in the information technology, consumer discretionary and financial sectors detracted from relative performance over the period, largely due to stock selection. Growth-oriented technology stocks generally were weak during the period, likely due to a faltering economy and cutbacks in technology spending. Consumer discretionary holdings were hurt by investors’ concerns that high-energy costs, a plunging housing market and a weakening employment picture would undermine consumer spending. Financial stocks suffered due to investors’ worries about the possible extent of the subprime mortgage crisis.*

* Portfolio composition is subject to change.
1 For additional information, please refer to the Glossary of Terms.

Portfolio Reviews

HSBC Investor Growth Fund - As of April 30, 2008

			Average Annual			Expense
Fund Performance			Total Return (%)			Ratio (%)[6]

As of April 30, 2008	Inception Date	Six Months†	1 Year	3 Year	Since Inception	Gross	Net

HSBC Investor Growth Fund Class A1	5/7/04[5]	-13.20	4.81	10.80	8.18	1.21	1.20

HSBC Investor Growth Fund Class B2	5/7/04[5]	-12.47	5.41	11.32	8.54	1.96	1.95

HSBC Investor Growth Fund Class C3	5/7/04[5]	-9.89	8.43	11.84	8.75	1.96	1.95

HSBC Investor Growth Fund Class I	5/7/04[5]	-8.56	10.53	12.97	9.83	0.96	0.95

Russell 1000® Growth Index[4]	—	-9.28	-0.23	8.86	N/A	N/A	N/A

Lipper Large-Cap Growth Funds Average[4]	—	-10.15	1.73	8.76	N/A	N/A	N/A

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect the taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-782-8183.

The performance above reflects any fee waivers that have been in effect during the applicable periods, as well as any expense reimbursements that have periodically been made. Absent such waivers and reimbursements, returns would have been lower. Currently, contractual fee waivers are in effect from March 1, 2008 through March 1, 2009.

[1]	Reflects the maximum sales charge of 5.00% .
[2]	Reflects the contingent deferred sales charge maximum of 4.00% .
[3]	Reflects the contingent deferred sales charge maximum of 1.00% .
[4]	For additional information, please refer to the Glossary of Terms.
[5]	The HSBC Investor Growth Fund was initially offered for purchase effective May 7, 2004,
May 10, 2004.
[6]	Reflects the expense ratio as reported in the prospectus dated February 28, 2008.
†	Aggregate total return.

The Fund’s performance is measured against the Russell 1000® Growth Index, an unmanaged index which measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index.

PART B

HSBC Investor Funds

HSBC Investor Growth Fund

Statement of Additional Information

August 4, 2008

Acquisition of the Assets and Liabilities of	By and in Exchange for Shares of
HSBC Investor Growth and Income Fund	HSBC Investor Growth Fund
(“Growth and Income Fund”)	(“Growth Fund”)
(a series of HSBC Investor Funds)	(a series of HSBC Investor Funds)
3435 Stelzer Road	3435 Stelzer Road
Columbus, Ohio 43219-3035	Columbus, Ohio 43219-3035

          This Statement of Additional Information is available to the shareholders of the Growth and Income Fund in connection with a proposed transaction whereby all of the assets and liabilities of the Growth and Income Fund will be transferred to the Growth Fund in exchange for shares of the Growth Fund.

          This Statement of Additional Information of the Growth Fund consists of this cover page, the accompanying pro forma financial statements and related notes and the following documents, each of which was filed electronically with the Securities and Exchange Commission and is incorporated by reference herein:

1.	The Statement of Additional Information for the Growth and Income Fund and the Growth Fund dated February 28, 2008;

2.	The Financial Statements of the Growth and Income Fund and the Growth Fund as included in each Fund’s Annual Report filed for the year ended October 31, 2007; and

3.	The Financial Statements of the Growth and Income Fund and the Growth Fund as included in each Fund’s Semi-Annual Report filed for the period ended April 30, 2008.

          This Statement of Additional Information is not a prospectus. A Proxy Statement/Prospectus dated August 4, 2008 relating to the reorganization of the Growth and Income Fund may be obtained, without charge, by contacting HSBC Investor Funds, 3435 Stelzer Road, Columbus, Ohio 43219 or call toll-free 1-(800)-782-8183. This Statement of Additional Information should be read in conjunction with the Proxy Statement/Prospectus.

FUND HISTORY

          For additional information on the History of the Growth and Income Fund and the Growth Fund, see the Fund’s Statement of Additional Information dated February 28, 2008.

DESCRIPTION OF THE FUND AND ITS INVESTMENTS AND RISKS

          For additional information about the Growth and Income Fund and Growth Fund’s investment and risks see the Funds’ Statement of Additional Information dated February 28, 2008.

MANAGEMENT OF THE FUND

          For additional information about the Management of the Growth and Income Fund and the Growth Fund see the Funds’ Statement of Additional Information dated February 28, 2008.

INVESTMENT ADVISORY AND OTHER SERVICES

          For additional information about the investment advisory and other services of the Growth and Income Fund and the Growth Fund see the Funds’ Statement of Additional Information dated February 28, 2008.

PORTFOLIO MANAGERS

          For additional information about the Portfolio Managers of the Underlying Portfolios of the Growth and Income Fund and the Growth Fund see the Funds’ Statement of Additional Information February 28, 2008.

BROKERAGE ALLOCATION AND OTHER PRACTICES

          For additional information about the Brokerage Allocation and other practices of the Growth and Income Fund and the Growth Fund and their Underlying Portfolios, see the Funds’ Statement of Additional Information dated February 28, 2008.

CAPITAL STOCK AND OTHER SECURITIES

          For additional information about shares of beneficial ownership in the Growth and Income Fund and the Growth Fund see the Funds’ Statement of Additional Information dated February 28, 2008.

PURCHASE, REDEMPTION AND PRICING OF SHARES

          For additional information about the purchase, redemption and pricing of shares for the Growth and Income Fund and the Growth Fund, see the Funds’ Statement of Additional Information dated February 28, 2008.

TAXATION OF THE FUND

          For additional information about the taxation of the Growth and Income Fund and the Growth Fund, see the Funds’ Statement of Additional Information dated February 28, 2008.

UNDERWRITERS

          For additional information about the Distributor and other service providers of the Growth and Income Fund and the Growth Fund, see the Funds’ Statement of Additional Information dated February 28, 2008.

2

CALCULATION OF PERFORMANCE DATA

          For additional information about the calculation of performance data for the Growth and Income Fund and the Growth Fund, see the Funds’ Statement of Additional Information dated February 28, 2008.

FINANCIAL STATEMENTS

          Shown below are the financial statements for the Growth and Income Fund and the Growth Fund (the “Funds”) as of the dates indicated and pro forma financial statements for the combined Fund (“Combined Fund”) assuming the reorganization of the Funds was consummated as of and for the period ended October 31, 2007. The first table for each period presents Comparison of Portfolio Characteristics for each fund. The second table for each period presents the Statements of Assets and liabilities for each Fund and estimated pro forma figures for the Combined Fund. The third table for each period presents the Statements of Operations for each Fund and estimated Pro Forma figures for the combined Fund. These tables are followed by the Notes to the Pro Forma Financial Statements for each period.

Unaudited Pro Forma Combined Schedule of Investments

HSBC Investor Growth and Income Fund
HSBC Investor Growth Fund
HSBC Investor Growth Fund Pro Forma Combined

3

HSBC INVESTOR FAMILY OF FUNDS
Pro Forma Combined Schedule of Portfolio Investments
October 31, 2007
(Unaudited)

HSBC Investor Growth Fund Shares	HSBC Investor Growth and Income Fund Shares	Adjustment	Pro Forma Combined Shares	Security Description	HSBC Investor Growth Fund Fair Value ($)	HSBC Investor Growth and Income Fund Fair Value ($)	Adjustment ($)	Pro Forma Combined Fair Value ($)

Common Stocks (0.0%)

Advertising - (0.0%):
12,000	(12,000)	—	Lamar Advertising Co.	641,520	(641,520)	—

Aerospace & Defense - (0.0%):

10,500	(10,500)	—	Boeing Co.	1,035,195	(1,035,195)	—
14,500	(14,500)	—	United Technologies Corp.	1,110,555	(1,110,555)	—

2,145,750	(2,145,750)	—

Automotive & Transport - (0.0%):

17,000	(17,000)	—	Borg Warner, Inc.	1,797,070	(1,797,070)	—
8,500	(8,500)	—	DaimlerChrysler AG	936,275	(936,275)	—

2,500	(2,500)	—	FedEx Corp.	258,350	(258,350)	—
25,500	(25,500)	—	Johnson Controls, Inc.	1,114,860	(1,114,860)	—

27,000	(27,000)	—	PACCAR, Inc.	1,500,120	(1,500,120)	—

5,606,675	(5,606,675)	—

Chemicals - (0.0%):

22,000	(22,000)	—	Ecolab, Inc.	1,037,740	(1,037,740)	—

17,000	(17,000)	—	Monsanto Co.	1,659,710	(1,659,710)	—
12,000	(12,000)	—	Sigma-Aldrich Corp.	620,040	(620,040)	—

3,317,490	(3,317,490)	—

Computer Software - (0.0%):
22,000	(22,000)	—	Electronic Art, Inc. (a)	1,344,640	(1,344,640)	—

16,000	(16,000)	—	Intuit, Inc. (a)	514,720	(514,720)	—

34,000	(34,000)	—	Microsoft Corp.	1,251,540	(1,251,540)	—
4,900	(4,900)	—	Salesforce.com, Inc. (a)	276,213	(276,213)	—

3,387,113	(3,387,113)	—

Computers - (0.0%):
19,000	(19,000)	—	Apple Computer, Inc. (a)	3,609,050	(3,609,050)	—
16,000	(16,000)	—	Hewlett-Packard Co.	826,880	(826,880)	—

31,000	(31,000)	—	Intel Corp.	833,900	(833,900)	—

5,269,830	(5,269,830)	—

Consumer Products - (0.0%):

22,000	(22,000)	—	Nike, Inc., Class B	1,457,720	(1,457,720)	—

8,000	(8,000)	—	PepsiCo, Inc.	589,760	(589,760)	—

2,047,480	(2,047,480)	—

Diversified Manufacturing Operations - (0.0%):

18,000	(18,000)	—	Caterpillar, Inc.	1,342,980	(1,342,980)	—
17,500	(17,500)	—	Donaldson Co., Inc.	750,050	(750,050)	—
26,000	(26,000)	—	Jacobs Engineering Group, Inc. (a)	2,265,900	(2,265,900)	—

15,600	(15,600)	—	Kennametal, Inc.	1,422,876	(1,422,876)	—
20,700	(20,700)	—	Plum Creek Timber Co., Inc.	924,669	(924,669)	—
19,000	(19,000)	—	Tyco Electronics Ltd.	677,730	(677,730)	—
13,000	(13,000)	—	W.W. Grainger, Inc.	1,168,960	(1,168,960)	—

8,553,165	(8,553,165)	—

Electronic Components & Semiconductors - (0.0%):

14,000	(14,000)	—	NVIDIA Corp. (a)	495,320	(495,320)	—
14,000	(14,000)	—	Trimble Navigation Ltd. (a)	583,800	(583,800)	—

1,079,120	(1,079,120)	—

Financial Services - (0.0%):
17,700	(17,700)	—	American Express Co.	1,078,815	(1,078,815)	—
18,000	(18,000)	—	Ameriprise Financials, Inc.	1,133,640	(1,133,640)	—
2,790	(2,790)	—	BlackRock, Inc., Class A	577,390	(577,390)	—

2,700	(2,700)	—	CME Group, Inc.	1,798,875	(1,798,875)	—
10,000	(10,000)	—	JP Morgan Chase & Co.	470,000	(470,000)	—
14,000	(14,000)	—	T. Rowe Price Group, Inc.	899,360	(899,360)	—
36,000	(36,000)	—	The Charles Schwab Corp.	836,640	(836,640)	—

6,794,720	(6,794,720)	—

Health Care - (0.0%):
8,500	(8,500)	—	Zimmer Holdings, Inc. (a)	590,665	(590,665)	—

Hotels & Lodging - (0.0%):
19,960	(19,960)	—	Host Hotels & Resorts, Inc.	442,314	(442,314)	—
8,300	(8,300)	—	Las Vegas Sands Corp. (a)	1,104,564	(1,104,564)	—

1,546,878	(1,546,878)	—

Internet Related - (0.0%):
2,250	(2,250)	—	Google, Inc., Class A (a)	1,590,750	(1,590,750)	—

Media - (0.0%):
25,000	(25,000)	—	McGraw – Hill Cos., Inc.	1,251,000	(1,251,000)	—
29,000	(29,000)	—	The Walt Disney Co.	1,004,270	(1,004,270)	—

2,255,270	(2,255,270)	—

4

HSBC Investor Growth Fund Shares	HSBC Investor Growth and Income Fund Shares	Adjustment	Pro Forma Combined Shares	Security Description	HSBC Investor Growth Fund Fair Value ($)	HSBC Investor Growth and Income Fund Fair Value ($)	Adjustment ($)	Pro Forma Combined Fair Value ($)

Motor Vehicles (0.0%):
	10,500	(10,500)	—	Harley-Davidson, Inc.		540,750	(540,750)	—

Oil & Gas (0.0%):

	11,000	(11,000)	—	Schlumberger Ltd.		1,062,270	(1,062,270)	—
	10,000	(10,000)	—	Suncor Energy, Inc. ADR		1,092,300	(1,092,300)	—

						2,154,570	(2,154,570)	—

Restaurants - (0.0%):

	10,000	(10,000)	—	Starbucks Corp. (a)		266,800	(266,800)	—

Retail - (0.0%):

	18,500	(18,500)	—	Nordstrom, Inc.		729,640	(729,640)	—

	17,000	(17,000)	—	Walgreen Co.		674,050	(674,050)	—
	10,400	(10,400)	—	Whole Foods Market, Inc.		515,216	(515,216)	—

						1,918,906	(1,918,906)	—

Telecommunications - (0.0%):
	17,500	(17,500)	—	QUALCOMM, Inc.		747,775	(747,775)	—
	30,000	(30,000)	—	Verizon Communications, Inc.		1,382,100	(1,382,100)	—

						2,129,875	(2,129,875)	—

Transportation - (0.0%):
	14,100	(14,100)	—	Expeditors International of Washington, Inc.		714,165	(714,165)	—

TOTAL COMMON STOCKS (COST $-)						52,551,492	(52,551,492)	—

Investment Company - (0.0%):
	33,830	(33,830)	—	Northern Institutional Diversified Assets Portfolio, Shares class, 4.80% (b)		33,830	(33,830)	—

TOTAL INVESTMENT COMPANY (COST $-)						33,830	(33,830)	—

ADJUSTMENT – (100.1%)
				HSBC Investor Growth Portfolio	62,980,032	—	52,560,845	11,5540,877

TOTAL INVESTMENTS – 100.1%					62,980,032	52,585,322	(24,477)	115,540,877

Percentages indicated are based on net assets of $115,438,098.

(a)	Represents non-income producing security.

(b)	The rates presented represent the annualized one day yield that was in effect on October 31, 2007.

ADR – American Depositary Receipt

5

HSBC INVESTOR FAMILY OF FUNDS PRO FORMA STATEMENT OF ASSETS AND LIABILITIES

October 31, 2007 (Unaudited)	GROWTH AND INCOME FUND	GROWTH FUND	PRO FORMA ADJUSTMENTS	PRO FORMA COMBINED

Assets:
Investments in Affiliated Portfolios	$—	$62,980,032	$52,560,845	$115,540,877
Investments in non-affiliates, at value	52,585,322	—	(52,585,322)	—
Interest and dividends receivable	27,858	—	—	27,858
Receivable for capital shares issued	47	56,250	—	56,297
Prepaid expenses and other assets	12,495	6,196	—	18,691

Total Assets	52,625,722	63,042,478	(24,477)	115,643,723

Liabilities:
Payable for capital shares redeemed	6,756	106,708	—	113,464
Payable to Investment Adviser	—	21,550	—	21,550
Accrued expenses and other liabilities:
Investment Management	24,477	—	(24,477)	—
Administration	10,292	1,685	—	11,977
Distribution	3,181	1,073	—	4,254
Shareholder Servicing	1,481	6,742	—	8,223
Compliance Service	70	36	—	106
Transfer Agent	4,379	6,366	—	10,745
Trustee	180	98	—	278
Other	18,762	16,266	—	35,028

Total Liabilities	69,578	160,524	(24,477)	205,625

Net Assets	$52,556,144	$62,881,954	$—	$115,438,098

Composition of Net Assets:
Capital	$40,627,351	$44,479,644	$—	$85,106,995
Accumulated net investment income (loss)	5,574	—	—	5,574
Accumulated net realized gains (losses) from investment and foreign currency transactions	(5,751,302)	2,872,186	—	(2,879,116)
Unrealized appreciation on foreign currency transactions	—	—		0

Net Assets:	$52,556,144	$62,881,954	$—	$115,438,098

Shares Outstanding	$204,503	537,895		742,398
Net Asset Value and Redemption Price per share	10	11		21
Class A Shares	$2,048,013	$30,858,484		$32,906,497
Class B Shares	5,051,015	1,629,791		6,680,806
Class C Shares	57,727	98,258		155,985
Class I Shares	45,399,389	30,295,421		75,694,810

	$52,556,144	$62,881,954	$—	$115,438,098

Shares Outstanding ($0.001 par value, unlimited number of shares authorized)
Class A Shares	145,834	1,719,287	(31,727)	1,833,394
Class B Shares	369,841	96,329	(71,300)	394,870
Class C Shares	4,191	5,774	(799)	9,166
Class I Shares	3,222,187	1,680,993	(703,116)	4,200,064

Net Asset Value, Offering Price and Redemption
Price per share:
Class A Shares	$14.04	$17.95		$17.95
Class B Shares*	$13.66	$16.92		$16.92
Class C Shares*	$13.77	$17.02		$17.02
Class I Shares	$14.09	$18.02		$18.02
Maximum sales charge-Class A Shares	5.00%	5.00%		5.00%

Maximum Offering Price per share (NAV/ (100%-maximum sales charge))-Class A Shares	$14.78	$18.89		$18.89

Investments in affiliates, at cost (a)	$—	$—		$—

Total Investments, at cost	$34,910,801	$—	$(34,910,801)	$—

*	Redemption price per share varies by length of time shares are held.

See accompanying notes to the Pro Forma financial statements.

HSBC INVESTOR FAMILY OF FUNDS PRO FORMA STATEMENT OF OPERATIONS

For the year ended October 31, 2007 (Unaudited)	GROWTH AND INCOME FUND	GROWTH FUND	PRO FORMA ADJUSTMENTS		PRO FORMA COMBINED

Investment Income:
Dividends	$588,114	$—	$(588,114)		$—
Investment income from Affiliated Portfolios (a)	—	555,038	588,114		1,143,152
Expenses from Portfolio (a)	—	(321,014)	(119,824)		(440,838)

Total Investment Income	588,114	234,024	(119,824)		702,314

Expenses:
Investment management	293,414	—	(293,414)	(c)	—
Administration	29,180	15,144	—		44,324
Distribution:
Class B Shares	35,664	11,100	—		46,764
Class C Shares	258	823	—		1,081
Shareholder Servicing:
Class A Shares	3,930	68,809	—		72,739
Class B Shares	11,914	3,706	—		15,620
Class C Shares	87	282	—		369
Accounting	67,750	29,000	(67,750)	(b)	29,000
Compliance Service	1,076	559	—		1,635
Custodian	10,679	—	(10,679)	(b)	—
Interest	60	—	(60)	(b)	—
Printing	20,698	23,658	—		44,356
Transfer Agent	58,952	85,271	(25,500)	(b)	118,723
Trustee	2,439	1,235	—		3,674
Registration	333	352	—		685
Other	40,711	23,467	—		64,178

Total expenses before fee reductions	577,145	263,406	(397,403)	(c)	443,148
Fees reduced by Investment Adviser	(60,503)	(46,044)	—		(106,547)
Expenses reimbursed by Investment Adviser	(60,580)	(8,757)	—		(69,337)

Net Expenses	456,062	208,605	(397,403)		267,264

6

For the year ended October 31, 2007 (Unaudited)	GROWTH AND INCOME FUND	GROWTH FUND	PRO FORMA ADJUSTMENTS	PRO FORMA COMBINED

Net Investment Income (Loss)	132,052	25,419	277,579	435,050

Net Realized/Unrealized Gains (Losses) From Investments: (a)

Net realized gains (losses) from investments and foreign currency transactions	4,390,113	2,943,213	—	7,333,326
Change in unrealized appreciation (depreciation) from investments and foreign currencies	7,796,554	11,547,046	—	19,343,600

Net realized/unrealized gains (losses) from investment transactions and foreign currencies	12,186,667	14,490,259	—	26,676,926

Change In Net Assets Resulting From Operations	$12,318,719	$14,515,678	$277,579	$27,111,976

(a)	With the exception of Growth and Income Fund, represents amounts allocated from the respective Affiliated Portfolios.

(b)	Decrease due to the elimination of duplicative expenses achieved by merging the Funds.

(c)	Based on contract in effect for the surviving Fund.

Notes to Financial Statements—October 31, 2007

1.	Organization:

          The HSBC Investor Funds (the “Trust”), a Massachusetts business trust organized on April 22, 1987, is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. As of October 31, 2007, the Trust is comprised of 20 separate funds, each a diversified series of the HSBC Investor Family of Funds. The accompanying financial statements are presented for the following two funds (individually a “Fund”, collectively the “Funds”) of the Trust:

Fund	Short Name	Trust

HSBC Investor Growth Fund	Growth Fund	Trust
HSBC Investor Growth and Income Fund	Growth and Income	Trust

          Financial statements for all other series of the HSBC Investor Family of Funds are published separately. The Growth Fund (a “Feeder Fund”) utilizes the master feeder fund structure and seeks to achieve its investment objective by investing all of its investable assets in its respective Portfolio (as defined below).

Fund	Respective Portfolio	Proportionate Interest on October 31, 2007

Growth Fund	HSBC Investor Growth Portfolio	81.2%

Financial statements for all other series of the HSBC Investor Family of Funds are published separately. The HSBC Investor Growth Portfolio (a “Portfolio”) is a diversified series of the HSBC

7

Investor Portfolios (the “Portfolio Trust”). The Portfolios operate as master funds in master-feeder arrangements.

          The Funds are authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share. The Growth Fund and Growth and Income Fund each offer four classes of shares: Class A Shares, Class B Shares, Class C Shares, and Class I Shares. The Class A Shares of the Growth Fund and Growth and Income Fund have a maximum sales charge of 5.00% as a percentage of the original purchase price. The Class B Shares of the Funds are offered without any front-end sales charge but will be subject to a contingent deferred sales charge (“CDSC’’) ranging from a maximum of 4.00% if redeemed less than one year after purchase to 0.00% if redeemed more than four years after purchase. Class C Shares of the Funds are offered without any front-end sales charge but will be subject to a maximum CDSC of 1.00% if redeemed less than one year after purchase. No sales charges are assessed with respect to Class I Shares of the Funds. Each class of shares in the Funds has identical rights and privileges except with respect to arrangements pertaining to shareholder servicing or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares.

          Under the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with service providers, which also provide for indemnifications by the Funds. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2.	Basis of Combination:

          The accompanying pro forma financial statements are presented to show the effect of the proposed acquisition of the Growth and Income Fund a series of the Trust, by the Growth Fund as if such acquisition had taken place as of November 1, 2006.

          Under the terms of the Plan of Reorganization, of the combination Growth and Income Fund and Growth Fund will be accounted for by the method of accounting for tax-free mergers of investment companies. The acquisition would be accomplished by an acquisition of the net assets of the Growth and Income Fund in exchange for shares of the Growth Fund at the October 31, 2007 net asset value. The statement of assets and liabilities and the related statement of operations of the Growth and Income Fund and Growth Fund have been combined as of and for the six months ended October 31, 2007. Following the acquisition, the Growth Fund will be the accounting survivor. In accordance with accounting principles generally accepted in the United States of America, the historical cost of investment securities will be carried forward to the Growth Fund and the results of operations for pre-combination periods of the Growth Fund will not be restated.

          The accompanying pro forma financial statements should be read in conjunction with the financial statements of Growth and Income Fund and the Growth Fund included in their respective semi-annual report dated October 31, 2007.

8

          The following notes refer to the accompanying pro forma financial statements as if the above-mentioned acquisition of the Growth and Income Fund by the Growth Fund had taken place as of November 1, 2006.

3.	Significant Accounting Policies:

          The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with U.S. generally accepted accounting principal (“GAAP’’). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities Valuation:

          The Feeder Funds record their investments in their respective Portfolios at fair value. Securities of the Portfolios are recorded at fair value as more fully discussed in the notes to those financial statements.

Securities Transactions and Related Income:

          The Feeder Funds record daily their pro-rata income, expenses, changes in unrealized appreciation and depreciation and realized and unrealized gains and losses derived from their respective Portfolios. In addition, the Feeder Funds accrue their own expenses daily as incurred.

Allocations:

          Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionately among various or all Funds within the HSBC Investor Family of Funds in relation to the net assets of each Fund or on another reasonable basis. Expenses specific to a class are charged to that class. In addition, income, expenses (other than class specific expenses), and unrealized/realized gains and losses are allocated to each class based on relative net assets on a daily basis.

Dividends to Shareholders:

Dividends from net investment income, if any, are declared and distributed semi-annually in the case of the Growth Fund.

          The Funds’ net realized gains, if any, are distributed to shareholders at least annually. Additional distributions are also made to the Funds’ shareholders to the extent necessary to avoid the federal excise tax on certain undistributed income and net capital gains of regulated investment companies.

          The amount and character of net investment income and net realized gains distributions are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax’’ differences are either considered temporary or permanent in nature. To the extent these

9

differences are permanent in nature (e.g., reclassification of market discounts, certain gain/loss, paydowns, and certain distributions), such amounts are reclassified within the components of net assets; temporary differences (e.g., wash losses and post-October loss deferrals) do not require reclassification. The Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes. To the extent distributions from net investment income and net realized gains exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

Redemption Fee:

          A redemption fee of 2.00% is charged and recorded as paid-in-capital for any shares redeemed or exchanged after holding them for less than 30 days. This fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. For the fiscal year ended October 31, 2007, the Fund collected redemption fees as follows:

Fund	Fees Collected

Growth Fund	$1,191
Growth and Income Fund	14

Federal Income Taxes:

          Each Fund is a separate taxable entity for federal income tax purposes. Each Fund has qualified and intends to continue to qualify each year as a “regulated investment company’’ under Subchapter M of the Internal Revenue Code, as amended and to distribute substantially all of their taxable net investment income and net realized gains, if any, to their shareholders. Accordingly, no provision for federal income or excise tax is required.

New Accounting Pronouncements:

          In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards SFAS No. 157, “Fair Value Measurements” (“SFAS No. 157”) This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The changes to current GAAP from the application of this Statement relate to definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management does not believe the adoption of SFAS No. 157 will materially impact the Funds’ financial statements; however, additional disclosures will be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

10

          In July 2006, the FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes’’ (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax return to determine whether the tax positions are “more-likely than-not’’ of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the year of determination. Adoption of FIN 48 is required no later than the last business day of the first financial reporting period for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management is in the process of completing their analysis on whether the adoption of FIN48 will have an impact to the financial statements upon adoption.

4.	Related Party Transactions

Administration:

          HSBC serves the Funds as Administrator. Under the terms of the administration agreement effective April 1, 2007, HSBC receives from the Funds a fee, accrued daily and paid monthly, at an annual rate of:

Based on Average Daily Net Assets	Fee Rate

Up to $12 billion	0.0525%
In excess of $12	0.0350%

          Prior to April 1, 2007, under the terms of the administration agreement, the Funds paid fees under the following schedule:

Based on Average Daily Net Assets	Fee Rate

Up to $8 billion	0.075%
In excess of $8 billion but not exceeding $9.25 billion	0.070%
In excess of $9.25 billion but not exceeding $12 billion	0.050%
In excess of $12 billion	0.030%

          The fee breakpoints are determined on the basis of the aggregate average daily net assets of the HSBC Investor Family of Funds. The fee is allocated to each series of the HSBC Investor Family of Funds based upon its pro-rata share of net assets for each class. For assets invested in the underlying Portfolios by the Feeder Funds, the Portfolios pay half of the administration fee and the Feeder Funds pay half, for a combination of the total fee rate above. The administration fees accrued for each class by fund, of which 50% of such fees are deemed to be class specific, are as follows:

Growth Fund

Class A	$9,082
Class B	3,286
Class C	55
Class I	31,901

Total	$44,324

11

          Pursuant to a Sub-Administration Agreement with HSBC, Citi Fund Services Ohio, Inc. (“Citi Ohio”) a wholly-owned subsidiary of Citigroup, Inc. (Citigroup, Inc. acquired The Bisys Group, Inc. effective August 1, 2007), serves as the Trust’s sub-administrator to each Fund subject to the general supervision of the Trust’s Board of Trustees and HSBC. For these services, Citi Ohio is entitled to a fee, payable by HSBC, at an annual rate equivalent to the fee rates set forth above, minus 0.02% (2 basis points) which is retained by HSBC.

          Under a Compliance Services Agreement between the Funds and Citi Ohio (the “CCO Agreement’’), Citi Ohio makes an employee available to serve as the Funds’ Chief Compliance Officer (the “CCO’’). Under the CCO Agreement, Citi Ohio also provides infrastructure and support in implementing the written policies and procedures comprising the Funds’ compliance program, including support services to the CCO. For the services provided under the CCO Agreement, the HSBC Investor Family of Funds paid Citi Ohio $251,569 for the period ended October 31, 2007, plus reimbursement of certain expenses. Expenses incurred by each Fund are reflected on the Statements of Operations as “Compliance Service.’’ Citi Ohio pays the salary and other compensation earned by any such individuals as employees of Citi Ohio.

Distribution Plan:

          Prior to August 1, 2007 BISYS Fund Services Limited Partnership (“BISYS’’), a wholly-owned subsidiary of BISYS Fund Services, Inc., served the Funds as Distributor (the “Distributor’’). Since August 1, 2007, Foreside Distribution Services, L.P. (“Foreside”), a wholly-owned subsidiary of Foreside Financial Group LLC, serves the Trust as Distributor (the “Distributor”). The Trusts have adopted a non-compensatory Distribution Plan and Agreement (the “Plan’’) pursuant to Rule 12b-1 of the Act. The Plan provides for reimbursement of expenses incurred by the Distributor related to distribution and marketing, at a rate not to exceed 0.25%, 1.00%, and 1.00% of the average daily net assets of Class A Shares (currently not being charged), Class B Shares (currently charging 0.75%), and Class C Shares (currently charging 0.75%) of the Funds, respectively. Foreside, as Distributor, also received $1,050,424, $522,962 and $24,364 in commissions from sales of HSBC Investor Family of Funds, for Class A Shares, Class B Shares, and Class C Shares, respectively of which $1,047,148, $522,574 and $23,905 were reallowed to HSBC affiliated brokers and dealers, for Class A Shares, Class B Shares, and Class C Shares, respectively.

Fund Accounting, Transfer Agency, Custodian and Trustee:

          Citi Ohio provides fund accounting and transfer agency services for each Fund. As transfer agent for the Funds, Citi receives a fee based on the number of Funds and shareholder accounts, subject to certain minimums and reimbursement of certain expenses. As fund accountant for the Funds, Citi receives an annual fee per Fund and share class, subject to certain minimums and reimbursement of certain expenses.

12

          Each of the six non-interested Trustees are compensated with a $35,000 annual Board retainer, as well as a $3,000 annual retainer for each Committee of the Board. Each non-interested Trustee also receives a $5,000 and $3,000 meeting fee for each regular in-person Board meeting and Committee meeting, respectively. Furthermore, each non-interested Trustee receives compensation for attending special meetings and/or functioning as a Committee Chairperson or Lead Trustee. In addition, the non-interested Trustees are reimbursed for certain expenses incurred in connection with their Board membership.

Shareholder Servicing:

          The Trusts have adopted an Administrative Services Plan which provides for payments to shareholder servicing agents (which currently consist of HSBC and its affiliates) for providing various shareholder services. For performing these services, the shareholder servicing agents receive a fee up to 0.25%, 0.25%, and 0.25% that is computed daily and paid monthly equal to a percentage of average daily net assets of Class A Shares, Class B Shares, and Class C Shares of the Funds, respectively. The aggregate fees paid to the Distributor pursuant to the Distribution Plan and to shareholder servicing agents pursuant to the Administrative Services Plans currently are not intended to exceed 0.25% of the average daily net assets of Class A Shares, and 1.00% of the average daily net assets of Class B Shares and Class C Shares.

Fee Reductions:

          The Investment Adviser has also agreed to contractually limit, through March 1, 2009, the total expenses, exclusive of interest, taxes, brokerage commissions and extraordinary expenses, of certain Funds. Each affected Fund Class has its own expense limitations based on the average daily net assets for any full fiscal year as follows:

Fund	Class	Current Contractual Expense Limitation

Growth Fund	A	1.20%
Growth Fund	B	1.95%
Growth Fund	C	1.95%
Growth Fund	I	0.95%

          The Administrator and CITI Ohio may voluntarily waive/reimburse fees to help support the expense limits of the Funds. In addition, the Investment Adviser may waive/reimburse additional fees at their discretion. Amounts waived/reimbursed by the Investment Adviser, Administrator and CITI Ohio are reported separately on the Statements of Operations. All contractual and any voluntary fee waivers/reimbursements are not subject to recoupment in subsequent fiscal periods. Voluntary waivers/reimbursements may be stopped at any time.

13

5.	Investment Transactions:

          Contributions and withdrawals of the respective Portfolios for the fiscal year ended October 31, 2007 totaled:

Fund	Contributions	Withdrawals

Growth Fund	16,438,930	7,007,535

6.	Capital Shares

          The pro forma net asset value per share assumes the issuance of shares of the Growth Fund that would have been issued at October 31, 2007, in connection with the proposed reorganization.

The number of shares assumed to be issued is equal to the net asset value of shares of Growth and Income Fund, as of October 31, 2007, divided by the net asset value per share of the shares of Growth Fund as of October 31, 2007. The pro forma number of shares outstanding, by class, for the combined fund consists of the following at October 31, 2007:

Class of Shares	Shares of Growth Fund Pre-Contribution	Additional Shares Assumed Issued in Reorganization	Total Shares Outstanding Post- Combination

Class A Shares	1,719,287	145,834	1,833,231
Class B Shares	96,329	369,841	394,847
Class C Shares	5,774	4,191	9,165
Class I Shares	1,680,993	3,222,187	4,200,600

7.	Legal and Regulatory Matters:

          On September 26, 2006 BISYS Fund Services, Inc. (“BISYS”), an affiliate of BISYS Fund Services Ohio, Inc. which provided various services to the Funds as described in footnote 3, reached a settlement with the Securities and Exchange Commission (“SEC”) regarding the SEC’s investigation related to BISYS’ past payment of certain marketing and other expenses with respect to certain of its mutual fund clients. Although BISYS has reached a settlement with the SEC, the Funds’ management is not aware that any determination has been made as to how the BISYS settlement monies will be distributed. The SEC’s examination of BISYS’ mutual fund clients and their advisers has not been completed. Accordingly, the Funds’ management is currently unable to determine the impact, if any, of such matters on the Funds or the Funds’ financial statements.

          During the period ended October 31, 2007, HSBC voluntarily reimbursed amounts to certain Funds related to past marketing arrangements that involved BISYS. The amounts reimbursed for the period ended October 31, 2007 are disclosed in the Statements of Operations as “Expenses reimbursed by Investment Adviser.” The corresponding impact to the net expense ratio, net income ratio and total return for the period ended October 31, 2007 are disclosed in the Funds’ Financial Highlights.

14

HSBC INVESTOR FAMILY OF FUNDS
Pro Forma Combined Schedule of Portfolio Investments
April 30, 2008
(Unaudited)

HSBC Investor Growth Fund Shares	HSBC Investor Growth and Income Fund Shares	Adjustment	Pro Forma Combined Shares	Security Description	HSBC Investor Growth Fund Fair Value ($)	HSBC Investor Growth and Income Fund Fair Value ($)	Adjustment ($)	Pro Forma Combined Fair Value ($)

Common Stocks (0.00%)

Advertising - (0.0%):

	6,400	(6,400)	—	Lamar Advertising Co. (a)		253,056	(253,056)	—

Aerospace & Defense - (0.0%):

	11,500	(11,500)	—	Boeing Co.		975,890	(975,890)	—

	12,900	(12,900)	—	United Technologies Corp.		934,863	(934,863)	—

						1,910,753	(1,910,753)	—

Automotive & Transport - (0.0%):

	30,000	(30,000)	—	Borg Warner, Inc.		1,474,500	(1,474,500)	—

	9,600	(9,600)	—	DaimlerChrysler AG		743,232	(743,232)	—

	32,000	(32,000)	—	Johnson Controls, Inc.		1,128,320	(1,128,320)	—

	25,500	(25,500)	—	PACCAR, Inc.		1,183,000	(1,183,000)	—

						4,529,052	(4,529,052)	—

Chemicals - (0.0%):

	19,400	(19,400)	—	Ecolab, Inc.		891,624	(891,624)	—

	7,800	(7,800)	—	Monsanto Co.		889,356	(889,356)	—

	14,000	(14,000)	—	Sigma-Aldrich Corp.		798,280	(798,280)	—

						2,579,260	(2,579,260)	—

Computer Software - (0.0%):

	15,500	(15,500)	—	Adobe Systems, Inc. (a)		577,995	(577,995)	—

	19,400	(19,400)	—	Electronic Art, Inc. (a)		998,518	(998,518)	—

	14,200	(14,200)	—	Intuit, Inc. (a)		382,974	(382,974)	—

	14,499	(14,499)	—	Salesforce.com, Inc. (a)		967,518	(967,518)	—

						2,927,005	(2,927,005)	—

Computers - (0.0%):

	13,000	(13,000)	—	Apple Computer, Inc. (a)		2,261,350	(2,261,350)	—

	14,200	(14,200)	—	Hewlett-Packard Co.		658,170	(658,170)	—

	27,400	(27,400)	—	Intel Corp.		609,924	(609,924)	—

						3,529,444	(3,529,444)	—

Consumer Products - (0.0%):

	19,500	(19,500)	—	Nike, Inc., Class B		1,302,600	(1,302,600)	—

	5,800	(5,800)	—	PepsiCo, Inc.		397,474	(397,474)	—

						1,700,074	(1,700,074)	—

Diversified Manufacturing Operations - (0.0%):

	12,000	(12,000)	—	Caterpillar, Inc.		982,560	(982,560)	—

	15,500	(15,500)	—	Donaldson Co., Inc.		674,870	(674,870)	—

	18,500	(18,500)	—	Jacobs Engineering Group, Inc. (a)		1,597,105	(1,597,105)	—

	27,800	(27,800)	—	Kennametal, Inc.		966,606	(966,606)	—

	18,400	(18,400)	—	Plum Creek Timber Co., Inc.		751,456	(751,456)	—

	26,000	(26,000)	—	Tyco Electronics Ltd.		972,660	(972,660)	—

	11,600	(11,600)	—	W.W. Grainger, Inc.		1,005,836	(1,005,836)	—

						6,951,093	(6,951,093)	—

Electronic Components & Semiconductors - (0.0%):

	22,500	(22,500)	—	NVIDIA Corp. (a)		462,375	(462,375)	—

Financial Services - (0.0%):

	7,800	(7,800)	—	American Express Co.		374,556	(374,556)	—

	7,000	(7,000)	—	Ameriprise Financials, Inc.		332,430	(332,430)	—

	3,600	(3,600)	—	BlackRock, Inc.,		726,444	(726,444)	—

	2,300	(2,300)	—	CME Group, Inc.		1,052,135	(1,052,135)	—

	8,900	(8,900)	—	JP Morgan Chase & Co.		424,085	(424,085)	—

	18,500	(18,500)	—	T. Rowe Price Group, Inc.		1,083,360	(1,083,360)	—

	31,800	(31,800)	—	The Charles Schwab Corp.		686,880	(686,880)	—

						4,679,890	(4,679,890)	—

Health Care - (0.0%):

	6,000	(6,000)	—	Becton, Dickinson and Co.		536,400	(536,400)	—

	18,000	(18,000)	—	Hologic, Inc. (a)		525,420	(525,420)	—

	6,000	(6,000)	—	Zimmer Holdings, Inc. (a)		444,960	(444,960)	—

						1,506,780	(1,506,780)	—

15

HSBC Investor Growth Fund Shares	HSBC Investor Growth and Income Fund Shares	Adjustment	Pro Forma Combined Shares	Security Description	HSBC Investor Growth Fund Fair Value ($)	HSBC Investor Growth and Income Fund Fair Value ($)	Adjustment ($)	Pro Forma Combined Fair Value ($)

Internet Related - (0.0%):

	2,500	(2,500)	—	Google, Inc., Class A (a)		1,435,725	(1,435,725)	—

Media - (0.0%):

	30,000	(30,000)	—	The Walt Disney Co.		972,900	(972,900)	—

Oil & Gas - (0.0%):

	4,300	(4,300)	—	Schlumberger Ltd.		432,365	(432,365)	—

Retail - (0.0%):

	5,000	(5,000)	—	Amazon.com, Inc. (a)		393,150	(393,150)	—

	9,000	(9,000)	—	Costco Wholesale Corp.		641,250	(641,250)	—

	13,000	(13,000)	—	Nordstrom, Inc.		458,380	(458,380)	—

	11,500	(11,500)	—	Walgreen Co.		400,775	(400,775)	—

						1,893,555	(1,893,555)	—

Telecommunications - (0.0%):

	9,000	(9,000)	—	QUALCOMM, Inc.		388,710	(388,710)	—

	34,000	(34,000)	—	Verizon Communicatio ns, Inc.		1,308,320	(1,308,320)	—

						1,697,030	(1,697,030)	—

Transportation - (0.0%):

	6,500	(6,500)	—	Burlington Northern Santa Fe Corp.		666,575	(666,575)	—

	12,500	(12,500)	—	Expeditors International of Washington, Inc.		582,375	(582,375)	—

						1,248,950	(1,248,950)	—

TOTAL COMMON STOCKS (COST $ -)						38,709,307	(38,709,307)	—

Investment Company - (0.0%):

	1,013,743	(1,013,743)	—	Northern Institutional Diversified Assets Portfolio, Shares class, 4.80% (b)		1,013,743	(1,013,743)	—

TOTAL INVESTMENT COMPANY (COST $-)						1,013,743	(1,013,743)	—

ADJUSTMENT – (100.2%)

				HSBC Investor Growth Portfolio	52,689,294	—	39,705,682	92,394,976

TOTAL INVESTMENTS – 100.2%					52,689,294	39,723,050	(17,368)	92,394,976

Percentages indicated are based on net assets of $92,226,559.

(a)	Represents non-income producing security.

(b)	The rates presented represent the annualized one day yield that was in effect on April 30, 2008.

16

HSBC INVESTOR FAMILY OF FUNDS
PRO FORMA STATEMENT OF ASSETS AND LIABILITIES

April 30, 2008 (Unaudited)	GROWTH AND INCOME FUND	GROWTH FUND	PRO FORMA ADJUSTMENTS	PRO FORMA COMBINED

Assets:
Investments in Affiliated Portfolios	$—	$52,689,294	$39,705,682	$92,394,976
Investments in non-affiliates, at value	39,723,050	—	(39,723,050)	—
Interest and dividends receivable	30,493	—	—	30,493
Receivable for capital shares issued	81	53,804	—	53,885
Prepaid expenses and other assets	23,370	12,316	—	35,686

Total Assets	39,776,994	52,755,414	(17,368)	92,515,040

Liabilities:
Payable for capital shares redeemed	3,088	221,474	—	224,562
Accrued expenses and other liabilities:
Investment management	17,368	—	(17,368)	—
Administration	10,081	1,719	—	11,800
Distribution	2,438	899	—	3,337
Shareholder Servicing	1,210	5,316	—	6,526
Compliance Service	49	92	—	141
Transfer Agent	3,093	18,146	—	21,239
Other	3,705	17,171	—	20,876

Total Liabilities	41,032	264,817	(17,368)	288,481

Net Assets	$39,735,962	$52,490,597	$—	$92,226,559

Composition of Net Assets:
Capital	$32,538,138	$42,389,292	$—	$74,927,430
Accumulated net investment income (loss)	37,709	(27,628)	—	10,081
Accumulated net realized gains (losses) from investment and foreign currency transactions	(1,620,761)	1,828,323	—	207,562
Net unrealized appreciation (depreciation) from investments and foreign currencies	8,780,876	8,300,610	—	17,081,486

Net Assets:	$39,735,962	$52,490,597	$—	$92,226,559

Net Assets:
Class A Shares	$2,097,895	$24,248,248		$26,346,143
Class B Shares	3,932,324	1,367,842		5,300,166
Class C Shares	29,828	79,891		109,719
Class I Shares	33,675,915	26,794,616		60,470,531

	$39,735,962	$52,490,597	$—	$92,226,559

Shares Outstanding ($0.001 par value, unlimited number of shares authorized):
Class A Shares	166,413	1,554,632	(31,908)	1,689,137
Class B Shares	321,948	93,678	(52,639)	362,987
Class C Shares	2,421	5,438	(391)	7,468
Class I Shares	2,659,784	1,708,322	(512,747)	3,855,359

Net Asset Value, Offering Price and Redemption Price per share:
Class A Shares	$12.61	$15.60		$15.60
Class B Shares*	$12.21	$14.60		$14.60
Class C Shares*	$12.32	$14.69		$14.69
Class I Shares	$12.66	$15.68		$15.68
Maximum sales charge-Class A Shares	5.00%	5.00%		5.00%

Maximum Offering Price per share (Net Asset Value/(100%-maximum sales charge))-Class A Shares	$13.27	$16.42		$16.42

Total Investments, at cost	$30,942,174	$—	$(30,942,174)	$—

*	Redemption price per share varies by length of time shares are held.

See accompanying notes to the Pro Forma financial statements.

17

HSBC INVESTOR FAMILY OF FUNDS
PRO FORMA STATEMENT OF OPERATIONS

For the six months ended April 30, 2008 (Unaudited)	GROWTH AND INCOME FUND	GROWTH FUND	PRO FORMA ADJUSTMENTS		PRO FORMA COMBINED

Investment Income:
Dividends	$244,389	$—	$(244,389)		$—
Investment income from Affiliated Portfolios (a)	—	270,181	244,389		514,570
Expenses from Portfolio (a)	—	(163,376)	(43,686)		(207,062)
Total Investment Income	244,389	106,805	(43,686)		307,508

Expenses:
Investment Management	121,424	—	(121,424	) (c)	—
Administration	9,257	6,325	—		15,582
Distribution:
Class B Shares	15,942	5,378	—		21,320
Class C Shares	143	325	—		468
Shareholder Servicing:
Class A Shares	2,278	32,747	—		35,025
Class B Shares	5,314	1,793	—		7,107
Class C Shares	48	108	—		156
Accounting	23,643	14,848	(23,643	) (b)	14,848
Compliance service	188	196	—		384
Custodian	1,466	—	(1,466	) (b)	—
Printing	2,857	15,810	—		18,667
Professional	679	2,010
Transfer Agent	21,377	45,787	(18,500)		48,664
Trustee	509	451	—		960
Registration	—	175	—		175
Other	11,675	6,480	—		18,155
Total expenses before fee reductions	216,800	132,433	(165,033	) (c)	184,200
Fees reduced by Investment Adviser	(10,119)	—	—		(10,119)
Net Expenses	206,681	132,433	(165,033)		174,081
Net Investment Income (Loss)	37,708	(25,628)	121,347		131,427

Net Realized/Unrealized Gains (Losses) From Investments: (a)

Net realized gains (losses) from investments and foreign currency transactions	4,130,541	1,848,491			5,979,032
Change in unrealized appreciation (depreciation) from investments and foreign currencies	(8,893,645)	(7,229,514)	—		(16,123,159)
Net realized/unrealized gains (losses) from investment transactions and foreign currencies	(4,763,104)	(5,381,023)	—		(10,144,127)

Change In Net Assets Resulting From Operations	$(4,725,396)	(5,408,651)	$121,347		$(10,012,700)

(a) With the exception of Growth and Income Fund, represents amounts allocated from the respective Affiliated Portfolios.

(b) Decrease due to the elimination of duplicative expenses achieved by merging the Funds.

(c) Based on contract in effect for the surviving Fund.

See accompanying notes to the Pro Forma financial statements.

18

Notes to Financial Statements – April 30, 2008

1.	Organization:

          The HSBC Investor Funds (the “Trust”), a Massachusetts business trust organized on April 22, 1987, is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. As of April 30, 2008, the Trust is comprised of 20 separate funds, each a diversified series of the HSBC Investor Family of Funds. The accompanying financial statements are presented for the following 2 funds (individually a “Fund”, collectively the “Funds”) of the Trust:

Fund	Short Name	Trust

HSBC Investor Growth Fund	Growth Fund	Trust
HSBC Investor Growth and Income Fund	Growth and Income	Trust

          Financial statements for all other series of the HSBC Investor Family of Funds are published separately. The Growth Fund (a “Feeder Fund”) utilizes the master feeder fund structure and seeks to achieve its investment objective by investing all of its investable assets in its respective Portfolio (as defined below).

		Proportionate
	Respective	Interest on
Fund	Portfolio	April 30, 2008

Growth Fund	HSBC Investor Growth Portfolio	75.9%

          Financial statements for all other series of the HSBC Investor Family of Funds are published separately. The HSBC Investor Growth Portfolio (a “Portfolio”) is a diversified series of the HSBC Investor Portfolios (the “Portfolio Trust”). The Portfolios operate as master funds in master-feeder arrangements.

          The Funds are authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share. The Growth Fund and Growth and Income Fund each offer four classes of shares: Class A Shares, Class B Shares, Class C Shares, and Class I Shares. The Class A Shares of the Growth Fund and Growth and Income Fund have a maximum sales charge of 5.00% as a percentage of the original purchase price. The Class B Shares of the Funds are offered without any front-end sales charge but will be subject to a contingent deferred sales charge (“CDSC’’) ranging from a maximum of 4.00% if redeemed less than one year after purchase to 0.00% if redeemed more than four years after purchase. Class C Shares of the Funds are offered without any front-end sales charge but will be subject to a maximum CDSC of 1.00% if redeemed less than one year after purchase. No sales charges are assessed with respect to Class I Shares of the Funds. Each class of shares in the Funds has identical rights and privileges except with respect to arrangements pertaining to shareholder servicing or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares.

Under the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In

19

addition, in the normal course of business, the Funds enter into contracts with service providers, which also provide for indemnifications by the Funds. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2.	Basis of Combination:

          The accompanying pro forma financial statements are presented to show the effect of the proposed acquisition of the Growth and Income Fund a series of the Trust, by the Growth Fund as if such acquisition had taken place as of November 1, 2007.

          Under the terms of the Plan of Reorganization, of the combination Growth and Income Fund and Growth Fund will be accounted for by the method of accounting for tax-free mergers of investment companies. The acquisition would be accomplished by an acquisition of the net assets of the Growth and Income Fund in exchange for shares of the Growth Fund at the April 30, 2008 net asset value. The statement of assets and liabilities and the related statement of operations of the Growth and Income Fund and Growth Fund have been combined as of and for the six months ended April 30, 2008. Following the acquisition, the Growth Fund will be the accounting survivor. In accordance with accounting principles generally accepted in the United States of America, the historical cost of investment securities will be carried forward to the Growth Fund and the results of operations for pre-combination periods of the Growth Fund will not be restated.

          The accompanying pro forma financial statements should be read in conjunction with the financial statements of Growth and Income Fund and the Growth Fund included in their respective semi-annual report dated April 30, 2008.

          The following notes refer to the accompanying pro forma financial statements as if the above-mentioned acquisition of the Growth and Income Fund by the Growth Fund had taken place as of November 1, 2007.

3.	Significant Accounting Policies:

          The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with U.S. generally accepted accounting principal (“GAAP’’). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities Valuation:

          The Feeder Funds record their investments in their respective Portfolios at fair value. Securities of the Portfolios are recorded at fair value as more fully discussed in the notes to those financial statements.

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Securities Transactions and Related Income:

          The Feeder Funds record daily their pro-rata income, expenses, changes in unrealized appreciation and depreciation and realized and unrealized gains and losses derived from their respective Portfolios. In addition, the Feeder Funds accrue their own expenses daily as incurred.

Allocations:

          Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionately among various or all Funds within the HSBC Investor Family of Funds in relation to the net assets of each Fund or on another reasonable basis. Expenses specific to a class are charged to that class. In addition, income, expenses (other than class specific expenses), and unrealized/realized gains and losses are allocated to each class based on relative net assets on a daily basis.

Dividends to Shareholders:

Dividends from net investment income, if any, are declared and distributed semi-annually in the case of the Growth Fund.

          The Funds’ net realized gains, if any, are distributed to shareholders at least annually. Additional distributions are also made to the Funds’ shareholders to the extent necessary to avoid the federal excise tax on certain undistributed income and net capital gains of regulated investment companies.

          The amount and character of net investment income and net realized gains distributions are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax’’ differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., reclassification of market discounts, certain gain/loss, paydowns, and certain distributions), such amounts are reclassified within the components of net assets; temporary differences (e.g., wash losses and post-October loss deferrals) do not require reclassification. The Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes. To the extent distributions from net investment income and net realized gains exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

Redemption Fee:

          A redemption fee of 2.00% is charged and recorded as paid-in-capital for any shares redeemed or exchanged after holding them for less than 30 days. This fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. For the fiscal year and period ended October 31, 2007 and April 30, 2008, the Fund collected redemption fees as follows:

Fund	Fees Collected October 31, 2007	Fees Collected April 30, 2008

Growth Fund	$1,191	$875

Growth and Income Fund	14	45

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Federal Income Taxes:

          Each Fund is a separate taxable entity for federal income tax purposes. Each Fund has qualified and intends to continue to qualify each year as a “regulated investment company’’ under Subchapter M of the Internal Revenue Code, as amended and to distribute substantially all of their taxable net investment income and net realized gains, if any, to their shareholders. Accordingly, no provision for federal income or excise tax is required.

          In addition, effective April 30, 2008, the Trust adopted Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Trust’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Implementation of FIN 48 included a review of tax positions taken in tax years that remain subject to examination by tax authorities (i.e., the last 4 tax year ends and the interim tax period since then, as applicable). The adoption of FIN 48 did not impact the Funds’ net assets or results of operations.

New Accounting Pronouncements:

          In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards SFAS No. 157, “Fair Value Measurements” (“SFAS No. 157”) This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The changes to current GAAP from the application of this Statement relate to definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management does not believe the adoption of SFAS No. 157 will materially impact the Funds’ financial statements; however, additional disclosures will be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

          In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161requires enhanced disclosures about the Funds derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact, the adoption of SFAS 161will have on the Fund’s financial statements and related disclosures.

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4.	Related Party Transactions

Administration:

          HSBC serves the Funds as Administrator. Under the terms of the administration agreement effective April 1, 2007, HSBC receives from the Funds a fee, accrued daily and paid monthly, at an annual rate of:

Based on Average Daily Net Assets	Fee Rate

Up to $12 billion	0.0525%
In excess of $12	0.0350%

          The fee breakpoints are determined on the basis of the aggregate average daily net assets of the HSBC Investor Family of Funds. The fee is allocated to each series of the HSBC Investor Family of Funds based upon its pro-rata share of net assets for each class. For assets invested in the underlying Portfolios by the Feeder Funds, the Portfolios pay half of the administration fee and the Feeder Funds pay half, for a combination of the total fee rate above.

The administration fees accrued for each class by fund, of which 50% of such fees are deemed to be class specific, are as follows:

Growth Fund

Class A	$3,412
Class B	1,138
Class C	19
Class I	11,013

Total	$15,582

          Pursuant to a Sub-Administration Agreement with HSBC, Citi Fund Services Ohio, Inc. (“Citi Ohio”) a wholly-owned subsidiary of Citigroup, Inc. (Citigroup, Inc. acquired The Bisys Group, Inc. effective August 1, 2007), serves as the Trust’s sub-administrator to each Fund subject to the general supervision of the Trust’s Board of Trustees and HSBC. For these services, Citi Ohio is entitled to a fee, payable by HSBC, at an annual rate equivalent to the fee rates set forth above, minus 0.02% (2 basis points) which is retained by HSBC.

          Under a Compliance Services Agreement between the Funds and Citi Ohio (the “CCO Agreement’’), Citi Ohio makes an employee available to serve as the Funds’ Chief Compliance Officer (the “CCO’’). Under the CCO Agreement, Citi Ohio also provides infrastructure and support in implementing the written policies and procedures comprising the Funds’ compliance program, including support services to the CCO. For the services provided under the CCO Agreement, the HSBC Investor Family of Funds paid Citi Ohio $125,400 for the period ended April 30, 2008, plus reimbursement of certain expenses. Expenses incurred by each Fund are reflected on the Statements of Operations as “Compliance Service.’’ Citi Ohio pays the salary and other compensation earned by any such individuals as employees of Citi Ohio.

23

Distribution Plan:

          Prior to August 1, 2007 BISYS Fund Services Limited Partnership (“BISYS’’), a wholly-owned subsidiary of BISYS Fund Services, Inc., served the Funds as Distributor (the “Distributor’’). Since August 1, 2007, Foreside Distribution Services, L.P. (“Foreside”), a wholly-owned subsidiary of Foreside Financial Group LLC, serves the Trust as Distributor (the “Distributor”). The Trusts have adopted a non-compensatory Distribution Plan and Agreement (the “Plan’’) pursuant to Rule 12b-1 of the Act. The Plan provides for reimbursement of expenses incurred by the Distributor related to distribution and marketing, at a rate not to exceed 0.25%, 1.00%, and 1.00% of the average daily net assets of Class A Shares (currently not being charged), Class B Shares (currently charging 0.75%), and Class C Shares (currently charging 0.75%) of the Funds, respectively. Foreside, as Distributor, also received $405,635, $247,179 and $12,433 in commissions from sales of HSBC Investor Family of Funds, for Class A Shares, Class B Shares, and Class C Shares, respectively of which $396,664, $246,553 and $12,419 were reallowed to HSBC affiliated brokers and dealers, for Class A Shares, Class B Shares, and Class C Shares, respectively.

Shareholder Servicing:

          The Trusts have adopted an Administrative Services Plan which provides for payments to shareholder servicing agents (which currently consist of HSBC and its affiliates) for providing various shareholder services. For performing these services, the shareholder servicing agents receive a fee up to 0.25%, 0.25%, and 0.25% that is computed daily and paid monthly equal to a percentage of average daily net assets of Class A Shares, Class B Shares, and Class C Shares of the Funds, respectively. The aggregate fees paid to the Distributor pursuant to the Distribution Plan and to shareholder servicing agents pursuant to the Shareholder Services Plans currently are not intended to exceed 0.25% of the average daily net assets of Class A Shares, and 1.00% of the average daily net assets of Class B Shares and Class C Shares.

Fund Accounting, Transfer Agency, Custodian and Trustee:

          Citi Ohio provides fund accounting and transfer agency services for each Fund. As transfer agent for the Funds, Citi receives a fee based on the number of Funds and shareholder accounts, subject to certain minimums and reimbursement of certain expenses. As fund accountant for the Funds, Citi receives an annual fee per Fund and share class, subject to certain minimums and reimbursement of certain expenses.

          Effective April 1, 2008 each of the six non-interested Trustees are compensated with a $60,000 annual Board retainer, as well as a $3,000 annual retainer for each Committee of the Board. Each non-interested Trustee also receives a $5,000 and $3,000 meeting fee for each regular in-person Board meeting and Committee meeting, respectively. Furthermore, each non-interested Trustee receives compensation for attending special meetings and/or functioning as a Committee Chairperson or Lead Trustee. In addition, the non-interested Trustees are reimbursed for certain expenses incurred in connection with their Board membership.

          Prior to April 1, 2008 each of the six non-interested Trustees are compensated with a $35,000 annual Board retainer, as well as a $3,000 annual retainer for each Committee of the Board. Each non-interested Trustee also receives a $5,000 and $3,000 meeting fee for each regular in-person Board meeting and Committee meeting, respectively. Furthermore, each non-interested Trustee receives compensation for attending special meetings and/or functioning as a Committee

24

Chairperson or Lead Trustee. In addition, the non-interested Trustees are reimbursed for certain expenses incurred in connection with their Board membership.

Fee Reductions:

          The Investment Adviser has also agreed to contractually limit, through March 1, 2009, the total expenses, exclusive of interest, taxes, brokerage commissions and extraordinary expenses, of certain Funds. Each affected Fund Class has its own expense limitations based on the average daily net assets for any full fiscal year as follows:

Fund	Class	Current Contractual Expense Limitation

Growth Fund	A	1.20%
Growth Fund	B	1.95%
Growth Fund	C	1.95%
Growth Fund	I	0.95%

          The Administrator and Citi Ohio may voluntarily waive/reimburse fees to help support the expense limits of the Funds. In addition, the Investment Adviser may waive/reimburse additional fees at their discretion. Amounts waived/reimbursed by the Investment Adviser, Administrator and Citi Ohio are reported separately on the Statements of Operations. All contractual and any voluntary fee waivers/reimbursements are not subject to recoupment in subsequent fiscal periods. Voluntary waivers/reimbursements may be stopped at any time.

5.	Investment Transactions:

Contributions and withdrawals of the respective Portfolios for the fiscal year ended April 30, 2008 totaled:

Fund	Contributions	Withdrawals

Growth Fund	1,494,914	6,509,435

6.	Capital Shares

          The pro forma net asset value per share assumes the issuance of shares of the Growth Fund that would have been issued at April 30, 2008, in connection with the proposed reorganization. The number of shares assumed to be issued is equal to the net asset value of shares of Growth and Income Fund, as of April 30, 2008, divided by the net asset value per share of the shares of Growth Fund as of April 30, 2008. The pro forma number of shares outstanding, by class, for the combined fund consists of the following at April 30, 2008:

25

Class of Shares	Shares of Growth Pre-Contribution	Additional Shares Assumed Issued in Reorganization	Total Shares Outstanding Post- Combination

Class A Shares	1,554,632	166,413	1,689,137
Class B Shares	93,678	321,948	362,987
Class C Shares	5,438	2,421	7,468
Class I Shares	1,708,322	2,659,784	3,855,359

7.	Legal and Regulatory Matters:

          On September 26, 2006 BISYS Fund Services, Inc. (“BISYS”), an affiliate of BISYS Fund Services Ohio, Inc. which provided various services to the Funds as described in footnote 3, reached a settlement with the Securities and Exchange Commission (“SEC”) regarding the SEC’s investigation related to BISYS’ past payment of certain marketing and other expenses with respect to certain of its mutual fund clients. Although BISYS has reached a settlement with the SEC, the Funds’ management is not aware that any determination has been made as to how the BISYS settlement monies will be distributed. The SEC’s examination of BISYS’ mutual fund clients and their advisers has not been completed. Accordingly, the Funds’ management is currently unable to determine the impact, if any, of such matters on the Funds or the Funds’ financial statements.

26

HSBC INVESTOR FUNDS

PART C

OTHER INFORMATION

Item 15.	INDEMNIFICATION

Reference is hereby made to Article IV of the Registrant’s Declaration of Trust. Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “1933 Act”) may be permitted to trustees, officers and controlling persons of the Registrant, pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such a director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16.	Exhibits

(1)	(a) Amended and Restated Declaration of Trust, with establishments and designations of series and further amendments. (1)

(b) Establishment and designation of series for HSBC Investor Growth and Income Fund. (2)

(c) Establishment and designation of series for HSBC Investor Growth Fund. (3)

(2)	By-Laws (1)

(3)	Not Applicable

(4)	Form of Plan of Reorganization*

(5)	Not Applicable

(6)	(a) Amended and Restated Master Investment Advisory Contract between HSBC Investor Portfolios and HSBC Investment (USA) dated December 10, 2001 (4)

(b) Amended and Restated Master Investment Advisory Contract between HSBC Investor Funds and HSBC Investment (USA) dated March 1, 2001 (4)

(c) Investment Advisory Contract Supplement regarding HSBC Investor Growth and Income Fund. (2)

(d) Investment Advisory Contract Supplement regarding HSBC Investor Growth Portfolio. (3)

(e) The Trust’s Sub-Advisory Agreement with Waddell & Reed Investment Management Company. (5)

*	Filed herewith as Exhibit A to the Proxy Statement/Prospectus

(f) The Trust’s Sub-Advisory Agreement with Winslow Capital Management, Inc. (filed herewith)

(g) Fee Waiver Agreement between HSBC Global Asset Management (USA) Inc. and HSBC Investor Funds on behalf of HSBC Investor Growth and Income Fund. (6)

(7)	The Trust’s Distribution Agreement with Foreside Distribution Services, L.P. dated August 1, 2007. (8)

(8)	Not Applicable

(9)	(a) Custodian Agreement between HSBC Investor Portfolios and The Northern Trust Company on behalf of the HSBC Investor Portfolio Funds. (6)

(b) Custodian Agreement between HSBC Investor Funds and The Northern Trust Company on behalf of the various series of HSBC Investor Funds. (6)

(10)	Expense Limitation Agreement dated March 31, 2008. (filed herewith)

(11)	(a) Master Distribution Plan relating to Class A Shares dated March 30, 2007. (7)

(b) Master Distribution Plan relating to Class B Shares dated March 30, 2007. (7)

(c) Master Distribution Plan relating to Class C Shares dated March 30, 2007. (7)

(d) Master Distribution Plan relating to Class D Shares dated March 30, 2007. (7)

(e) Amended and Restated Multiple Class Plan. (filed herewith)

(12)	Opinion and consent of Dechert LLP regarding legality of issuance of shares and other matters. (filed herewith)

(13)	Form of opinion of Dechert LLP regarding tax matters. (filed herewith)

(14)	Not applicable

(15)	Consent of Independent Registered Public Accounting Firm. (filed herewith)

(16)	Not applicable

(17)	Power of Attorney dated June 16, 2008. (filed herewith)

(18)	Form of Proxy Card (filed herewith)

(1) Incorporated herein by reference from post-effective amendment No. 35 to the registration statement on Form N-1A of the Registrant (File no. 33-7647) (the “Registration Statement”) as filed with the Securities and Exchange Commission (the “SEC”) on January 23, 1996.

(2) Incorporated herein by reference from post-effective amendment No. 74 to the Registration Statement as filed with the SEC on December 28, 2000.

(3) Incorporated herein by reference from post-effective amendment No. 82 to the Registration Statement as filed with the SEC on August 8, 2003.

(4) Incorporated herein by post-effective amendment No. 77 to the Registration Statement as filed with the SEC on January 30, 2002 of HSBC Investor Portfolios.

(5) Incorporated herein by post-effective amendment No. 90 to the Registration Statement as filed with the SEC on December 30, 2004 of HSBC Investor Portfolios.

(6) Incorporated herein by post-effective amendment No. 104 to the Registration Statement filed with the SEC on February 28, 2007.

(7) Incorporated herein by post-effective amendment No. 107 to the Registration Statement filed with the SEC on June 29, 2007.

(8) Incorporated herein by post-effective amendment No. 108 to the Registration Statement filed with the SEC on January 16, 2008.

Item 17.	Undertakings.

1.

The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

2.

The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

3.	The undersigned Registrant agrees to file in a Post-Effective Amendment to this Registration Statement a final tax opinion upon the closing of the transaction.

SIGNATURES

          As required by the Securities Act of 1933, as amended, this Registration Statement has been signed on behalf of Registrant on the 3rd of July, 2008.

HSBC INVESTOR FUNDS

/s/ Richard A. Fabietti

Richard A. Fabietti
President

          As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	Date

/s/ Richard A. Fabietti	President	July 3, 2008

Richard A. Fabietti

/s/ Troy Sheets	Treasurer	July 3, 2008

Troy Sheets

/s/ * Marcia L. Beck	Trustee	July 3, 2008

Marcia L. Beck

s/ * Richard A. Brealey	Trustee	July 3, 2008

Richard A. Brealey

/s/ * Susan S. Huang	Trustee	July 3, 2008

Susan S. Huang

/s/ * Alan S. Parsow	Trustee	July 3, 2008

Alan S. Parsow

/s/ * Thomas F. Robards	Trustee	July 3, 2008

Thomas F. Robards

/s/ * Larry M. Robbins	Trustee	July 3, 2008

Larry M. Robbins

/s/ * Michael Seely	Trustee	July 3, 2008

Michael Seely

/s/ * Stephen J. Baker	Trustee	July 3, 2008

Stephen J. Baker

*By: /s/ David J. Harris

as Attorney-in-Fact

*	Pursuant to Powers of Attorney filed herewith

INDEX OF EXHIBITS

(6)(h)	The Trust’s Sub-Advisory Agreement with Winslow Capital Management, Inc.

(10)	Expense Limitation Agreement dated March 31, 2008.

(11)(e)	Amended and Restated Multiple Class Plan.

(12)	Opinion and consent of Dechert LLP regarding legality of issuance of shares and other matters.

(13)	Form of opinion of Dechert LLP regarding tax matters.

(15)	Consent of Independent Registered Public Accounting Firm.

(17)	Power of Attorney dated June 16, 2008.

(18)	Form of Proxy Card.